Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 101	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under
The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED APRIL 30, 2024

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts (“participant’s interest”) are referred to in this prospectus as the “Contract(s).” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The offering of the Contracts to new purchasers has been suspended. However, existing Contract owners may continue to make additional Purchase Payments. Owners of contracts issued with the riders described in this prospectus can no longer send a written request to us to receive the benefits under the rider (“activation”).

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”).

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT CERTAIN INVESTMENT PRODUCTS, INCLUDING VARIABLE ANNUITIES, HAS BEEN PREPARED BY THE SECURITIES AND EXCHANGE COMMISSION’S STAFF AND IS AVAILABLE AT INVESTOR.GOV.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

****************************************

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Commencement Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Base Amount. The amount on which Rider charges and Benefit payments under a Rider are based.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due proof of the death of the Owner and a claim in Good Order with instructions as to the form of the Death Benefit.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	Fees and Expenses	Location in Prospectus

Charges for Early Withdrawals

If you withdraw money from your Contract within 7 years of your most recent purchase payment, you will be assessed a surrender charge of up to 7% of the amount withdrawn.

For example, if you make a withdrawal within 7 years of your most recent purchase payment, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Fee Table Charges and Deductions

Transaction Charges	In addition to surrender charges, you will be charged a $25 transfer fee for each transfer between investment options in excess of 12 in any Contract Year. You may also be charged an annual automatic transfer program fee and an annual systematic withdrawal fee.	Fee Table Charges and Deductions

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contact specifications page for information about the specific fees you will pay each year based on the options you have elected.	Fee Table Charges and Deductions Appendix A

Annual Fee	Minimum	Maximum
Base Contract (varies by Contract Class)	1.44%[1]	1.44%[1]
Investment Options (Portfolio fees and expenses)	0.27%	1.44%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[2]	1.20%[3]

1.	As a percentage of Account Value
2.	As a percentage of Benefit Base Amount. This charge is for the least expensive optional benefit.
3.	As a percentage of Benefit Base Amount. This charge is for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $1,529	Highest Annual Cost: $3,615
Assumes • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees • No optional benefits • No sales charges • No additional purchase payments, transfers or withdrawals

Assumes

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Portfolio fees

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS

Risk of Loss	You can lose money by investing in the Contract including loss of principal.	PRINCIPAL RISKS

Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract provides tax deferral on earnings which makes it more beneficial as a long-term investment. A surrender charge may apply up to 7 years from the date of your last purchase payment which will reduce the amount you receive for a withdrawal or a surrender	PRINCIPAL RISKS

Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g. Portfolios). Each investment option, including the Fixed Account, will have its own unique risks. You should review the investment options before making an investment decision.	PRINCIPAL RISKS

Insurance Company Risks	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Fixed Account), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-800-789-6771.	PRINCIPAL RISKS
RESTRICTIONS

Investments	Certain Portfolios are no longer available as investment options. If you previously activated a guaranteed withdrawal rider that was attached to your contract, the Portfolios that are available as investment options are restricted. Transfers are subject to restrictions as to amount and timing. The Company reserves the right to remove or substitute Portfolios as investment options.	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT TRANSFERS GUARANTEED WITHDRAWAL RIDERS

Optional Benefits

•  The guaranteed withdrawal riders can no longer be activated.

•  Excess Withdrawals under the guaranteed withdrawal riders will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value.

•  If you previously activated a guaranteed withdrawal rider that was attached to your contract, the Portfolios that are available as investment options are restricted.

•  A partial surrender or withdrawal may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal or partial surrender.

•  Withdrawals that exceed the limits specified by the terms of an optional benefit may also terminate the benefit.

•  Under the terms of the guaranteed withdrawal riders, you must pay off all loans prior to the date that you first choose to take a benefit under the rider

•  Special transfer rules apply if you have a loan and activate a Rider.

GUARANTEED WITHDRAWAL RIDERS DEATH BENEFIT APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

TAXES

Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.	FEDERAL TAX MATTERS

CONFLICTS OF INTEREST

Investment Professional Compensation	Some investment professionals may receive compensation for selling the Contract to you. The compensation is typically paid as a commission calculated as a percentage of the purchase payments received for a Contract. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	DISTRIBUTION OF THE CONTRACTS

Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.	DISTRIBUTION OF THE CONTRACTS

OVERVIEW OF THE CONTRACT

Purpose

The Contracts offer you the opportunity to participate in the market on a tax deferred basis through investment options you choose while also providing a death benefit. The Portfolios and the Fixed Account are the investment options available. The Contracts are appropriate for investors who want a long-term investment or retirement savings.

Phases of the Contracts

The Accumulation Period and the Benefit Payment Period are the two phases of the Contracts.

Accumulation Period. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

Benefit Payment Period. When the Contract is annuitized, we promise to pay a stream of annuity benefit payments for the duration of the settlement option selected. During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period. After the Contract is annuitized, you will no longer be able to make a withdrawal from the Contract and the Death Benefit will terminate. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

Additional information about each Portfolio is provided in Appendix A: Portfolios Available Under the Contract to this prospectus.

Contract Features

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

•

Withdrawal or Surrender. An Owner may take a withdrawal or surrender a Contract during the Accumulation Period subject to certain restrictions and charges. A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

•

Contract Loans. An Owner may be able to borrow money if a Contract has a loan provision. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. We will charge interest on any loans taken. Under the terms of the guaranteed withdrawal riders, you must pay off all loans prior to the date that you first choose to take a benefit under the rider. If you activated an optional living benefit rider and have an outstanding loan, there are special transfer rules applicable to collateral for the loan. See the Contract Loans and Guaranteed Withdrawal Riders sections of this prospectus for more information.

•	Optional Benefits. Contracts issued before June 1, 2009 included optional living benefit riders for additional charges. These riders are no longer available.

•	Automatic Transfer Programs. During the Accumulation Period, an owner may enroll in automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing, and Interest Sweep.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Transaction Expenses

The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.

	Current	Maximum
Contingent Deferred Sales Charge (or surrender charge) (as a percentage of Purchase Payments withdrawn or surrendered)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30

(1)

The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)	The transfer fee currently applies to transfers in excess of 12 in any contract year.

Annual Contract Expenses

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).

If you previously purchased an optional benefit, you will pay additional charges, as shown below.

Administrative Expenses (Note 1)	$30
Base Contract Expenses (Note 2) (as a percentage of account value)	1.40%
Optional Benefit Expenses (Note 3)
Enhanced Death Benefit Separate Account Annual Expenses (Issue Age 65 and younger) (as a percentage of account value)(Note 4)	1.50%
Enhanced Death Benefit Separate Account Annual Expenses (Issue Age over 65 and under 79) (as a percentage of account value)(Note 5)	1.65%
Guaranteed Lifetime Withdrawal Benefit Rider Charge (as a percentage of Benefit Base Amount)
maximum charge	1.20%
current charge	0.55%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge (as a percentage of Benefit Base Amount)
maximum charge	1.20%
current charge	0.70%
Guaranteed Minimum Withdrawal Benefit Rider (as a percentage of Benefit Base Amount)
maximum charge	1.00%
current charge	0.40%

Note 1. We call this the “Contract Maintenance Fee”. If you surrender your contract, we will apply the contract maintenance fee at that time. See the Charge and Deductions section of the prospectus.

Note 2. We call these “Separate Account charges.” The Separate Account Annual Expenses are: Mortality and Expense Charge (1.25%) and Administration Charge (0.15%). Certain groups that meet higher underwriting or other criteria may be eligible to obtain the enhanced group version of the contract which has lower Separate Account charges. When we also expect to incur reduced administrative expenses, we may also waive the Administration Charge. See the Charge and Deductions section of the prospectus.

Note 3. The optional benefits listed can no longer be added to your contract.

Note 4. The Separate Account Annual Expenses are: Mortality and Expense Charge (1.35%) and Administration Charge (0.15%).

Note 5. The Separate Account Annual Expenses are: Mortality and Expense Charge (1.50%) and Administration Charge (0.15%)

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in Appendix A: Portfolios Available Under the Contract.

Annual Portfolio Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.44%

Examples

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Transaction expenses, the Annual Contract expenses, and Annual Portfolio expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$11,400	$19,112	$28,130	$59,212
We assume that you do not surrender your Contract or you annuitize your Contract at the end of the period.	$4,400	$14,112	$25,130	$59,212

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

•

Investment Risk. The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. There is a risk of loss of the entire amount invested. See the prospectuses for the Portfolios for more information about the investment risks.

•

Insurance Company Risk. We may not be able to pay claims related to the annuity or death benefits if we experience financial difficulties or become insolvent. This could also impact our ability to meet our obligations under the Fixed Accounts. We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

•

Limitations on Access to Cash Value through Withdrawals. A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract. Withdrawals are subject to minimum amounts. See the Withdrawals section of the prospectus.

•

Adverse Tax Consequences. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Generally, withdrawals will be treated as ordinary income for tax purposes.

•

Unsuitable as Short-Term Savings Vehicle. The Contracts are intended for retirement savings and are more beneficial for investors with a long-term investment horizon. The Contracts are unsuitable as a short-term savings vehicles. Therefore, if you need to withdraw money from the Contract for short-term needs, it may not be the right contract for you.

THE PORTFOLIOS

The Separate Account is divided into Subaccounts. Each Subaccount invests in a Portfolio. Information regarding each Portfolio, including its name, its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus.

The prospectus of each Portfolio contains more complete information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www. massmutualascend.com/variable-compliance.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five-year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Withdrawals and Surrenders and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner’s account.

•

If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner’s account within two business days of receipt of the Purchase Payment at the Company’s administrative office.

•

If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner’s account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Unforeseen Processing Delays. We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Accumulation Unit Values, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.

Restrictions on allocations to either Five-Year Guarantee Interest Rate Option or Seven-Year Guarantee Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guarantee Interest Rate Option and the Seven-Year Guarantee Interest Rate Option only during the first contract year.

Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner’s instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven-year period, has a return of -5%.

•

Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven-year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

•

If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven-year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 - $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

•	A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed Against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and the date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

Number of full years elapsed	0	1	2	3	4	5	6	7+
CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.

Waivers

The CDSC may be waived as set forth below.

•  Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

•  In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•  Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•  If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.

•  Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

•  If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•  If your spouse becomes the successor owner, any CDSC which would have applied at that time will be waived. See the Step Up in Account Value for Successor Owner section of this prospectus for information.

•  Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers

The Contract Maintenance Fee may be waived as set forth below.

•  During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

•  During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

•  In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•  During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed Against Your Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses with respect to a group contract, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group Versions” of the Contract. The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Optional Benefit Charges

Living Benefit Riders

Contracts issued before June 1, 2009 included optional withdrawal riders for an additional charge as set out below.

RIDER NAME	Separate Account Annual Expense
	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit	0.40%	1.00%

The current charges set out in the table are the Rider charges as of April 30, 2024. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated at any point in time. You may elect to activate a Rider on the contract effective date or on any contract anniversary by written request.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You can no longer activate either of these Riders.

If you activated one of these Riders, your investment options are limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activated one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits are considered Excess Withdrawals. Excess Withdrawals will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. Excess Withdrawals can adversely affect the benefit provided by these Riders. See the Guaranteed Withdrawal Riders section of this prospectus.

Enhanced Death Benefit. Some individual contracts issued in certain states after November 11, 2000 included an enhanced death benefit for a higher mortality and expense charge (1.35% or 1.50%). See the Death Benefits section and Appendix C of this prospectus.

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waiver of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified

Timing restrictions on transfers from Fixed Account options

•  Transfers from Fixed Account options may not be made prior to first Contract anniversary.

•  Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Timing restrictions on transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone or facsimile. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-768-5115 between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone or facsimile upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone or facsimile instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging Note

Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guarantee Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge	Up to 7% of Purchase Payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for withdrawal or surrender (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)

•  Tax-Qualified Contract: Account Value, subject to tax law or employer plan restrictions on withdrawals or surrenders

•  Non-Tax-Qualified Contract: Account Value, subject to employer plan restrictions on withdrawals

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from Purchase Payments in the order in which we receive them (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Withdrawals or surrenders received before 4:00 p.m. Eastern Time will be processed using that Valuation Date’s price. Withdrawals or surrenders received at or after 4:00 p.m. Eastern Time will be processed using the following Valuation Date’s price. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege is not available under the group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•

Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•

A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

The Death Benefit Amount will be reduced by the amount of any outstanding loans.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract’s effective date, whichever is later. It can be later only if we agree. You will not be able to withdraw any Contract value amounts after the annuity commencement date. However, if you choose the Income for a Fixed Period settlement option, commuted values may be taken no sooner than five (5) years after the Annuity Commencement Date.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Charges	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows owner to set up monthly or quarterly automatic transfers to Subaccounts	Standard	No charge	N/A	• Transfers cannot be made to Fixed Account option • Subject to minimum account value and minimum transfer amount

Portfolio Rebalancing	Allows owner to automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account	Standard	No charge	N/A	• Subject to minimum Account Value

Interest Sweep	Allows owner to automatically transfer income from a Fixed Account to a Subaccount	Standard	No charge	N/A	• Subject to minimum Fixed Account Balance and maximum transfer amount

Systematic Withdrawal	Allows Owner to automatically withdraw money from Contract	Standard	No charge	N/A	• Only available during the Accumulation Period • Subject to minimum Account Value and minimum withdrawals

Death Benefit Version 1	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Charges	Brief Description of Restrictions/ Limitations
Death Benefit Version 2	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 2E with Enhanced Death Benefit (Issue Age over 65 and under 79)(1)	The optional Enhanced Death Benefit Amount will be based on greatest of: 1) Account Value on the Death Benefit Valuation date 2) Enhanced Minimum Death Benefit or 3) Enhanced Historic High Value	Optional	1.65% of the average value of Owner’s interest in Subaccounts	1.65% of the average value of Owner’s interest in Subaccounts	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 2E with Enhanced Death Benefit (Issue Age 65 or younger)(1)	The optional Enhanced Death Benefit Amount will be based on greatest of: 1) Account Value on the Death Benefit Valuation date 2) Enhanced Minimum Death Benefit or 3) Enhanced Historic High Value	Optional	1.50% of the average value of Owner’s interest in Subaccounts	1.50% of the average value of Owner’s interest in Subaccounts	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 3	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Guaranteed Lifetime Withdrawal Benefit Rider(1)	Provides a lifetime withdrawal benefit up to a certain amount each year	Optional	1.20% (of Benefit Base Amount)	0.55% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge(1)	Provides a lifetime withdrawal benefit up to a certain amount each year	Optional	1.20% (of Benefit Base Amount)	0.70% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Guaranteed Minimum Withdrawal Benefit Rider(1)	Provides a minimum withdrawal benefit up to a certain amount each year	Optional	1.00% (of Benefit Base Amount)	0.40% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Long Term Care Waiver Rider	Surrender or withdrawal may be made without a CDSC if Owner confined to qualifying licensed hospital or long-term care facility for at least 90 days	Standard	No charge	N/A	• Only available in certain states

(1)	NO LONGER AVAILABLE FOR PURCHASE

ACCOUNT BENEFITS

Dollar Cost Averaging. Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.

Portfolio Rebalancing. Automatically transfers amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.

Interest Sweep. Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).

Systematic Withdrawal. During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal because the Death Benefit will be reduced in the same proportion that the withdrawal reduces the Account Value.

Death Benefit Amount

The calculation of the Death Benefit Amount depends on the form of individual Contract that you received, or the form of the master group Contract that was issued. The different forms contain provisions that affect the way the Death Benefit Amount is calculated.

The charts in the sections below are intended to help you identify the version of the Death Benefit that applies to your Contract. If you have questions about which version of the Death Benefit applies, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Individual Contracts. If you own an individual Spirit Contract, you can determine whether Version 1, Version 2 or Version 3 applies to your Contract by matching your contract and endorsement form numbers to the form numbers in the chart below.

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 1 A801-BD(Q Rev. 3/97)-3 with no death benefit endorsement A801-BD(NQ Rev. 3/97)-3 with no death benefit endorsement	Applies to all individual contracts issued before November 11, 2000, and to contracts in certain states after that date

Death Benefit Version 2 and Version 2E

A801-BD(Q Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

A801-BD(NQ Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

Note: Death Benefit Version 2E will apply to your Contract only if you selected the optional enhanced death benefit when you purchased your Contract.

Applies to individual contracts issued in certain states after November 11, 2000

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 3 A801-BD(Q Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) A801-BD(NQ Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) P1809003NW P1809103NW	Applies to most individual contracts issued on or after June 1, 2003

Group Contracts. If you are the owner of a master group Spirit Contract, you can determine whether Version 1 or Version 3 applies to your group Contract by matching your master group contract and endorsement form numbers to the form numbers in the chart below.

If you are a participant under a master group Spirit Contract, the version of the Death Benefit that applies to the master group Contract also applies to your certificate. If you have questions about which version of the Death Benefit applies, you may contact the owner of the master group Contract, or you may contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Note: If a certificate was issued to a participant on or after June 1, 2003, the date on which the certificate was issued does not determine which version of the Death Benefit applies.

Form Numbers for Master Group Contracts	Issue Dates
Death Benefit Version 1 G801-BD(97)-3 with no death benefit endorsement G801-BD(04)-3 with no death benefit endorsement	Applies to all master group Contracts issued before June 1, 2003, and to certain master group Contracts issued after that date, and to all certificates issued to participants under those particular master group Contracts

Death Benefit Version 3 G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2007803NW) G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2008003NW) P20086003NW	Applies to certain master group Contracts issued on or after June 1, 2003, and all certificates issued to participants under those particular master group Contracts

Death Benefit Amount (Version 1)

Scenario A: If you die before age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)	The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)

The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to the Death Benefit Valuation Date, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario B: If you die after age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)

The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually through the Contract anniversary prior to your 80th birthday, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)

The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to your 80th birthday, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario C: If your Contract was issued to you after age 80 and you die before the Annuity Commencement Date, the death benefit will be based on the greater of:

1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total Purchase Payment(s), less any withdrawals and any contingent deferred sales charges that applied to those amounts.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Example of Determination of Death Benefit Amount for Version 1—Scenario A. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “largest Account Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the Purchase Payment amount, increased by interest and reduced for withdrawals.

Purchase Payments	$100,000
Plus interest	+42,576

Purchase Payments increased by interest	142,576
Less reduction for withdrawals	–10,000

Purchase Payments increased by interest and reduced for withdrawals	$132,576

Step Two: Calculate the largest Account Value amount, reduced for withdrawals.

Largest Account Value	$140,000
Less reduction for withdrawals	–10,000

Largest Account Value reduced for withdrawals	$130,000

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments, increased by interest	$132,576
• reduced largest Account Value	$130,000

Immediately after the withdrawal, the reduced Purchase Payments plus interest of $132,576 is greater than the reduced largest Account Value of $130,000 and the Account Value of $80,000, so the Death Benefit amount would be $132,576.

Death Benefit Amount (Version 2)

The Death Benefit will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Minimum Death Benefit. The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

•	If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract anniversary prior to the 80th birthday.

•	No interest will be added if the Owner was Age 80 before this Contract was issued.

Historic High Value. The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 2. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100000	Purchase	x11.1111%	Percentage	= $	11,111	Proportional
	Payments		Reduction			Reduction

Step Two: Calculate the Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+42,576

Minimum Death Benefit	$131,465

Step Three: Calculate the proportional reduction in the High Value.

1	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
-	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	High	x 11.1111%	Percentage	=$	15,556	Proportional
	Value		Reduction			Reduction

Step Four: Calculate the Historic High Value amount, which is the same as the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	–15,556

Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Minimum Death Benefit	$131,465
• Historic High Value	$124,444

Immediately after the withdrawal, the Minimum Death Benefit of $131,465 is greater than the Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $131,465.

Death Benefit Amount (Version 2E)

Death Benefit Amount (Version 2E) applies to certain individual contracts that were purchased in a certain time period in Minnesota and a certain time period in other states. See Appendix C for information about Death Benefit Amount (Version 2E).

Death Benefit Amount (Version 3)

The Death Benefit will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your Purchase Payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Historic High Value. The Historic High Value is equal to the lesser of (1) 200% of the total Purchase Payments, reduced proportionally for withdrawals; and (2) the High Value, reduced proportionally for withdrawals taken after the High Value was reached.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 65.

•	If the Contract was issued after the Owner’s 60th birthday, there is no High Value.

•	If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value.

•	If there is no High Value then there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 3. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 3 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $ 11,111	Proportional
	Payment		Reduction		Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the High Value.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	High	x 11.1111%	Percentage	= $15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	–15,556

High Value reduced for withdrawals	$124,444

Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$200,000	200% Purchase	x 11.1111%	Percentage Reduction	= $22,222	Proportional
	Payment				Reduction

Step Six: Calculate the reduced 200% Purchase Payment amount.

200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	–22,222

200% Purchase Payments reduced for withdrawals	$177,778

Step Seven: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments amount	$88,889
• reduced High Value amount	$124,444
• reduced 200% Purchase Payments amount	$177,778

First, determine the Historic High Value by comparing the reduced High Value amount and the reduced 200% Purchase Payment amount. Immediately after the withdrawal, the reduced High Value of $124,444 is less than the reduced 200% Purchase Payments of $177,778. As a result, the Historic High Value is the reduced High Value of $124,444.

Next, compare the Account Value, the reduced Purchase Payment amount, and the Historic High Value amount. Immediately after the withdrawal, the Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

GUARANTEED WITHDRAWAL RIDERS

OVERVIEW

The Riders were only available with contracts issued before June 1, 2009. If you have not previously activated one of the Riders, you cannot activate any of them now because we are no longer issuing the Riders.

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan

What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?	The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:	The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

• 4% if the Insured is under age 60 • 5% if the Insured is age 60 or older

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.55% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Rider Terms	Definitions
Benefit Year	A 12-month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12-month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Some Factors to Consider

If you previously activated a Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Designated Subaccounts

Before a Rider’s Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate a Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in Appendix A of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activated a Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under a Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under a Rider reduce the Surrender Value below $500. If you activated the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activated a Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activated a Rider, applicable Rider charges will reduce the Death Benefit amount.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate a Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of a Rider

All rights under a Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

If you activated the Guaranteed Lifetime Withdrawal Benefit Rider (“GLWB Rider”), it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the GLWB Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the GLWB Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the GLWB Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

You must pay off your loan before the benefits under the GLWB Rider begin.

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $	100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $	100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $	150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $	150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $	150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $	100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $	100,000 = $5,000
3	$110,000 - $22,000 = $88,000		None due to withdrawal
4	$88,000		None due to withdrawal
5	$88,000		None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Any time after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the GLWB Rider.

All withdrawals from your Contract, including Benefit payments under the GLWB Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the GLWB Rider shown on the GLWB Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	–6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	–6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 -	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit amount	x12.6437%	Percentage Reduction	=$	15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	–15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x5%

New lifetime withdrawal Benefit amount	$5,460

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the GLWB Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the GLWB Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the GLWB Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this GLWB Rider is higher than the charge that we are then assessing for your GLWB Rider, the reset will trigger an increase in the GLWB Rider charge. The increase in the GLWB Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the GLWB Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the GLWB Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the GLWB Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the GLWB Rider including the Spousal Benefit is activated, the annual GLWB Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated GLWB Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “GMWB Rider”). If you activated the GMWB Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Account Value is zero.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The GMWB Rider charge offsets expenses that we incur in administering the GMWB Rider and compensates us for assuming the mortality and expense risks under the GMWB Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the GMWB Rider is activated, the charge for your GMWB Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the GMWB Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the GMWB Rider. We will take the GMWB Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the GMWB Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the GMWB Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

You must pay off your loan before the benefits under the GMWB Rider begin.

Minimum Withdrawals

Any time after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the GMWB Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the GMWB Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the GMWB Rider shown on the GMWB Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the GMWB Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the GMWB Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the GMWB Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•

Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	–6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	–6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x12.6437%	Percentage Reduction	= $	15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	–15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	–18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the GMWB Rider. Also note that, after you activate the GMWB Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the GMWB Rider.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the GMWB Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this GMWB Rider is higher than the charge that we are then assessing for your GMWB Rider, the reset will trigger an increase in the GMWB Rider charge. The increase in the GMWB Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the GMWB Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the GMWB Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 191 Rosa Parks Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. Only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. If death occurs before the first payment and no payments would be due, we will agree to cancel the annuitization and pay a death benefit. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellations

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received at the Company’s administrative office. When required by state or federal law, the Company will return the Purchase Payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered, and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons with Rights Under the Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or civil union partner/domestic partner in applicable states) must make an election within one year of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the Successor Owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on a return of premium value, a historic value, or any other Death Benefit calculation value that is greater than the Account Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The administrative office of the Company is located at 191 Rosa Parks Street, Cincinnati, Ohio 45202. The Company is a wholly owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and MM Ascend Life Investor Services, LLC., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account is an insurance company separate account under the laws of the State of Ohio. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*

Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF THE CONTRACTS

MM Ascend Life Investor Services, LLC (“MMALIS”) is the principal underwriter of the Contracts. Its business address is 191 Rosa Parks Street, Cincinnati, Ohio 45202. MMALIS is a wholly owned subsidiary of MassMutual Ascend Life Insurance Company and, as a result, is an affiliate of the Company.

The Contracts were sold by insurance agents who were also registered representatives of broker-dealers that entered into selling agreements with MMALIS. Broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. All registered representatives who sold the Contracts were appointed by the Company as insurance agents and were authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company paid commissions to MMALIS for promotion and sale of the contracts. MMALIS paid commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers paid their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to MMALIS and the additional compensation that MMALIS pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner’s taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types

•  IRC §408 (IRA, SEP, SIMPLE IRA)

•  IRC §408A (Roth IRA)

•  IRC §403(b) (Tax Sheltered Annuity)

•  IRC §401 (Pension, Profit–Sharing, 401(k))

•  Governmental IRC §457(b)

•  IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents any after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment.

However, distributions are tax-free until any investment made before August 14, 1982 is returned.

For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued. All required minimum distributions due in 2020 from an IRA, a 403(b) Tax-Sheltered Annuity Plan, a 401 defined contribution plan, or a 457(b) Governmental Deferred Compensation Plan have been waived.

During the life of the Owner or plan participant:

•

For a tax-qualified Contract, required minimum distributions must generally start by April 1 following the year the participant attains age 73 (age 75 if born after December 31, 1960, or age 72 if born after June 30, 1949, but before January 1, 1951, or age 70 1/2 if born on or before June 30, 1949). However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer. No required minimum distributions are required during the life of the Owner or plan participant from a Roth IRA, or a designated Roth 401(k) account, Roth 403(b) account, or governmental Roth 457(b) account.

•	For a Roth IRA or a designated Roth 401(k) account, Roth 403(b) account, or governmental Roth 457(b) account, there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner or plan participant’s life.

After the death of the Owner or plan participant:

•

For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary and whether the Owner died before or after the date that required minimum distributions must start. Some beneficiaries may take payments over life or life expectancy, others must receive all benefits within five or ten years after death, and others must take payments over life or life expectancy for nine years with a final payment in the tenth year after death.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•

For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments beginning within one year of death over the life or a period not exceeding the life expectancy of the designated beneficiary.

•

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.massmutualascend.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.massmutualascend.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or visit our website at www.massmutualascend.com for additional information about electronic delivery of documents.

FINANCIAL STATEMENTS

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.massmutualascend.com/variable-compliance. You can also request this information at no cost by calling 1-800-789-6771 or by sending an e-mail request to varannsrvteam@mmascend.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

			Average Annual Total Returns (as of 12/31/23)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Seeks capital appreciation	Invesco V.I. Capital Appreciation Fund—Series I# Invesco Advisers, Inc.	.80%	35.37%	16.40%	11.56%
Seeks capital appreciation	Invesco V.I. Discovery Mid Cap Growth Fund—Series I Invesco Advisers, Inc.	.87%	13.15%	12.77%	9.79%
Seeks capital appreciation	Invesco V.I. Main Street Fund—Series I# Invesco Advisers, Inc.	.80%	23.22%	13.57%	10.02%
Long-term capital appreciation	Invesco V.I. American Value Fund—Series I Invesco Advisers, Inc.	.89%	15.60%	12.74%	7.26%
Seeks capital growth and income	Invesco V.I. Comstock Fund—Series I Invesco Advisers, Inc.	.75%	12.36%	13.49%	8.92%
Long-term growth of capital	Invesco V.I. Core Equity Fund—Series I Invesco Advisers, Inc.	.80%	23.36%	12.95%	7.79%
Provide reasonable current income and long-term growth of income and capital	Invesco V.I. Diversified Dividend Fund—Series I Invesco Advisers, Inc.	.68%	9.05%	9.81%	7.80%
Long-term growth of capital	Invesco V.I. Health Care Fund—Series I Invesco Advisers, Inc.	.98%	3.02%	8.75%	6.87%
Total return comprised of current income and capital appreciation	Invesco V.I. High Yield Fund—Series I Invesco Advisers, Inc.	.90%	10.18%	4.05%	3.22%
Long-term growth of capital	Invesco V.I. Small Cap Equity Fund—Series I Invesco Advisers, Inc.	.95%	16.57%	12.44%	6.55%
Capital appreciation and some current income	Morningstar Balanced ETF Asset Allocation Portfolio—Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.87%	12.82%	6.68%	4.99%
Current income and preservation of capital	Morningstar Conservative ETF Asset Allocation Portfolio—Class II # ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.85%	7.84%	2.56%	2.25%

			Average Annual Total Returns (as of 12/31/23)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio—Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.88%	15.27%	8.64%	6.20%
Current income and capital appreciation	Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II # ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.86%	10.59%	4.74%	3.67%
Seeks capital growth	LVIP American Century Capital Appreciation Fund— Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.79%	20.69%	13.24%	9.36%
Long-term capital growth	LVIP American Century Large Company Value Fund— Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.70%	3.88%	10.53%	7.73%
Long-term capital growth	LVIP American Century Mid Cap Value Fund—Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.86%	6.13%	11.05%	8.77%
Long-term capital growth	LVIP American Century Ultra® Fund—Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.75%	43.51%	19.24%	14.64%
Seeks results greater than the total return of the S&P MidCap 400 index	MidCap Stock Portfolio—Service Shares # BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	1.05%	18.31%	10.70%	7.44%
Seeks capital appreciation	Technology Growth Portfolio—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.78%	59.42%	15.59%	13.22%
Match the total return of the S&P 500 index	BNY Mellon Stock Index Fund, Inc.- Initial Shares BNY Mellon Investment Adviser, Inc.	.27%	25.93%	15.38%	11.75%
Long-term capital appreciation	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	.67%	23.82%	15.13%	10.46%
Seeks long-term capital growth consistent with the preservation of capital	Appreciation Portfolio—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	.85%	20.97%	16.23%	11.09%
Seeks as a high a level of current income as is consistent with the preservation of capital and maintenance of liquidity	Government Money Market Portfolio BNY Mellon Investment Adviser, Inc. Sub-adviser: Dreyfus	.56%	4.59%	1.54%	0.93%
Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk	Growth and Income Portfolio—Initial Shares # BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.70%	-26.69%	16.89%	11.84%

			Average Annual Total Returns (as of 12/31/22)
Investment Objective	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 Year	5 Year	10 Year
Seeks capital growth	Opportunistic Small Cap Portfolio- Initial Shares BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.82%	9.28%	9.15%	6.15%
Seeks to replicate the performance of the Russell 2000 Index	DWS Small Cap Index VIP—Class A# DWS Investment Management Americas, Inc. Sub-adviser: Northern Trust Investments, Inc.	.38%	16.76%	9.67%	6.89%
Seeks long-term capital growth	Templeton Foreign VIP Fund -Class 2# Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income	Janus Henderson Balanced Portfolio—Institutional Shares Janus Henderson Investors US LLC	.62%	15.41%	9.64%	7.99%
Seeks long-term capital growth	Janus Henderson Enterprise Portfolio—Institutional Shares Janus Henderson Investors US LLC	.72%	18.07%	13.42%	12.10%
Seeks long-term growth of capital	Janus Henderson Forty Portfolio—Institutional Shares Janus Henderson Investors US LLC	.55%	-39.96%	16.92%	13.73%
Seeks long-term growth of capital	Janus Henderson Overseas Portfolio—Institutional Shares Janus Henderson Investors US LLC	.89%	10.87%	11.20%	3.63%
Seeks long-term growth of capital	Janus Henderson Research Portfolio—Institutional Shares Janus Henderson Investors US LLC	.57%	43.17%	16.83%	12.49%
Seeks long-term capital growth	Discovery Portfolio—Class I# Morgan Stanley Investment Management, Inc.	0.95%	44.34%	10.94%	8.49%
Seeks above average current income and long-term capital appreciation	U.S. Real Estate Portfolio—Class I# Morgan Stanley Investment Management, Inc.	0.80%	14.52%	2.92%	4.52%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio—Administrative Class Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio—Administrative Class Pacific Investment Management Company LLC	0.75%	5.93%	1.08%	1.71%
Seeks to realize a high long-term total rate of return	Wilshire Global Allocation Fund Wilshire Advisors LLC	1.32%	16.44%	7.24%	5.04%
High long-term total return through growth and current income	Calamos Growth and Income Portfolio (closed)* Calamos Advisers, LLC	1.44%	20.12%	12.66%	8.69%
Seeks long-term growth of capital	Davis Value Portfolio (closed)* Davis Selected Advisers, L.P. Sub-Advisor: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	0.73%	32.63%	12.83%	8.85%
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio – Institutional (closed)* Janus Henderson Investors US LLC	0.61%	26.78%	13.33%	9.01%

#

Certain Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Portfolios’ prospectuses for additional information about these arrangements.

If you previously activated the guaranteed minimum withdrawal benefit rider or the guaranteed lifetime withdrawal benefit rider, you can only allocate your Account Value among the following Portfolios:

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

*

Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

CLOSED PORTFOLIO	CUTOFF DATE
Calamos Growth and Income Portfolio	April 30, 2012
Davis Value Portfolio	April 30, 2015
Janus Henderson VIT Global Research Portfolio	November 30, 2004

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•  we have identified the Contract Owner as a person engaging in harmful trading practices; and

•  if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

This Appendix C provides information you should know regarding the Death Benefit Amount if one of the scenarios described below applies to your Contract.

Scenario E-1

•	Your state of residence was Minnesota when you purchased your Contract;

•	you purchased an individual Contract before August 7, 2003 but after the 2000 Death Benefit Endorsement was approved in Minnesota; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

Scenario E-2

•	Your state of residence was any state other than Minnesota when you purchased your Contract;

•	you purchased an individual Contract before the 2003 Death Benefit Endorsement was approved in your state of residence but after the 2000 Death Benefit Endorsement was approved in your state; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

In this Appendix C, we refer to the Contracts described in Scenarios E-1 and E-2 as “Optional Death Benefit Contracts.”

CHARGES AND DEDUCTIONS

For Optional Death Benefit Contracts, the following information replaces the Mortality and Expense Risk Charge information contained in the body of the prospectus.

If you elected the optional Enhanced Death Benefit Amount, there is an additional charge for this benefit. This additional charge is included in the mortality and expense risk charge described below. This benefit and the associated additional charge cannot be discontinued after the Contract is issued.

Mortality and Expense Risk Charge

Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

This Mortality and Expense Risk Charge includes an additional charge for the Optional Enhanced Death Benefit Amount.

Amount of Charge

For Optional Death Benefit Contracts issued to an Owner age 65 or younger, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.35%.

For Optional Death Benefit Contracts issued to an Owner over age 65 but under age 79, a daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

DEATH BENEFIT

For Optional Death Benefit Contracts, the following information replaces the Death Benefit Amount information contained in the body of the prospectus.

Optional Enhanced Death Benefit Amount (Version 2E)

The optional Enhanced Death Benefit Amount will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.

A withdrawal from the Contract may result in a reduction in the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Enhanced Minimum Death Benefit. The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

•	If the Owner dies before age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his or her 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract anniversary prior to his or her 80th birthday.

Enhanced Historic High Value. The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for withdrawals taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of withdrawal. The Enhanced High Value is the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to age 80.

Example of Determination of Optional Enhanced Death Benefit Amount for Version 2E. This example is intended to help you understand how a withdrawal impacts the optional Enhanced Death Benefit Amount and how the optional Enhanced Death Benefit Amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “Enhanced High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the optional Enhanced Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $107,893, which represents interest at an annual effective rate of 5% for 10 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x11.1111%	Percentage Reduction	= $	11,111	Proportional Reduction

Step Two: Calculate the Enhanced Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+107,893

Minimum Death Benefit	$196,782

Step Three: Calculate the proportional reduction in the Enhanced High Value.

1	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$140,000	Enhanced High Value	x11.1111%	Percentage Reduction	= $	15,556	Proportional Reduction

Step Four: Calculate the Enhanced Historic High Value amount, which is the same as the reduced High Value amount.

Enhanced High Value	$140,000
Less proportional reduction for withdrawals	–15,556

Enhanced Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Enhanced Minimum Death Benefit	$196,782
• Enhanced Historic High Value	$124,444

Immediately after the withdrawal, the Enhanced Minimum Death Benefit of $196,782 is greater than the Enhanced Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $196,782.

The statement of additional information (“SAI”) dated April 30, 2024 includes additional information. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the Contract or make other inquiries, call us at 1-800-789-6771 or visit us at our website www.massmutualascend.com to request a copy.

Reports and other information about the Company are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier C000029685

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2024

This Statement of Additional Information supplements the current prospectus for The Commodore Spirit variable annuity contract (the “Contract”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract dated April 30, 2024. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information and have the same meaning as in the Prospectus.

A copy of a Contract prospectus dated April 30, 2024, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.massmutualascend.com/variablecompliance to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of MassMutual Ascend Life Insurance Company® (“MMALIC”), which is a wholly owned subsidiary of Glidepath Holdings, Inc. which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

MMALIC is a stock life insurance company principally engaged in the sale of fixed and variable annuity contracts. Glidepath is a financial services holding company. MassMutual is a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed insurance contracts to individual and institutional customers in all 50 states in the U.S., the District of Columbia and Puerto Rico.

Annuity Investors Variable Account B (the “Separate Account”) was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust.

On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of MMALIC (formerly known as Great American Life Insurance Company) and its two insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, MM Ascend Life Investor Services, LLC (formerly known as Great American Advisors, Inc), and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contract will be modified accordingly.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contract. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

3

Independent Registered Public Accounting Firm

The financial statements of the sub-accounts comprising Annuity Investors Variable Account B (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 for each of the years in the two-year period then ended and the financial statements of Annuity Investors Life Insurance Company as of and for the years ended December 31, 2023 and 2022, have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 23, 2024 of Annuity Investors Life Insurance Company includes explanatory language that states that the financial statements are prepared by Annuity Investors Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.

The KPMG LLP report dated April 23, 2024 of Annuity Investors Life Insurance Company includes an emphasis of matter paragraph that states that Annuity Investors Life Insurance Company elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. The opinion was not modified with respect to this matter.

The financial statements of the Annuity Investors Variable Account B as of December 31, 2020 and for the periods indicated in the financial statements, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACT

The offering of the Contract to new purchasers has been suspended. Existing Contract owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contract, we reserve the right to resume offering the Contract.

Underwriting Commissions Paid to MMALIS

MM Ascend Life Investor Services, LLC (“MMALIS”), 191 Rosa Parks Street, Cincinnati, OH 45202, is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of the Company (the “AILIC VA Products”). MMALIS is a wholly owned subsidiary of MMALIC and as a result, is an affiliate of the Company.

Aggregate dollar amounts of underwriting commissions paid to MMALIS totaled $1,824,431 in 2023, $2.1 million in 2022, and $2.8 million in 2021, which MMALIS subsequently paid to selling firms in its distribution network. MMALIS did not retain any underwriting commissions in the last three fiscal years.

MMALIS Expenses Paid by MMALIC

MMALIC, an affiliate of the Company, pays for some of MMALIS’s operating and other expenses, including overhead, legal, and accounting fees.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or MMALIS for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

4

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. MMALIS also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or MMALIS receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or MMALIS may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or MMALIS may be significant.

Other Payments. The Company and/or MMALIS also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or MMALIS with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or MMALIS amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or MMALIS with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or MMALIS may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and MMALIS.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

5

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contract is valued. Read these terms in conjunction with the Definitions section of the Prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectus for the Contract. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contract. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income / Investor Control

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contract.

6

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contract are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts / Diversification

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2023 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2023 and 2022, and for each of the three years in the period ended December 31, 2023, are included herein. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year Ended December 31, 2023

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2023, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the three-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2023, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for each of the years or periods in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023 by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 19, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Conservative Balanced Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

2

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

3

Statement of operations for the period from January 1, 2023 to July 28, 2023 (liquidation) and the statements of changes in net assets for the period from January 1, 2023 to July 28, 2023 (liquidation) and the year ended December 31, 2022.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Statement of operations for the period from January 1, 2023 to April 17, 2023 (liquidation) and the statements of changes in net assets for the period from January 1, 2023 to April 17, 2023 (liquidation) and the year ended December 31, 2022.

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

4

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1997

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund- Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund- Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio- Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Institutional Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2023

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	384,516.359	$5,705,921	$5,375,539
Invesco V.I. Capital Appreciation Fund-Series I Shares	34,961.029	1,682,854	1,645,616
Invesco V.I. Comstock Fund-Series I Shares	241,780.017	4,228,022	4,755,813
Invesco V.I. Conservative Balanced Fund-Series I Shares	49,179.725	775,368	755,401
Invesco V.I. Core Equity Fund-Series I Shares	110,652.409	3,340,016	3,241,009
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	106,905.331	7,610,326	6,714,724
Invesco V.I. Diversified Dividend Fund-Series I Shares	41,697.398	1,032,526	1,010,745
Invesco V.I. Health Care Fund-Series I Shares	90,193.030	2,498,283	2,336,901
Invesco V.I. High Yield Fund-Series I Shares	147,566.006	749,857	692,085
Invesco V.I. Main Street Fund®-Series I Shares	97,851.402	2,110,264	1,782,853
Invesco V.I. Small Cap Equity Fund-Series I Shares	78,862.643	1,378,808	1,356,437
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	55,801.474	590,905	579,777
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27,378.170	296,654	271,318
Morningstar Growth ETF Asset Allocation Portfolio-Class II	122,335.810	1,339,977	1,387,288
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	50,502.424	531,744	497,449
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340,784.828	4,748,984	4,845,960
VP Large Company Value Fund-Class I	114,032.905	1,796,579	2,024,084
VP Mid Cap Value Fund-Class I	244,567.677	4,832,487	4,754,396
VP Ultra® Fund-Class I	216,988.563	4,444,817	5,565,757
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	38,544.124	665,118	715,379
Technology Growth Portfolio-Initial Shares	529,263.314	12,521,882	14,824,665
BNY Mellon Stock Index Fund, Inc.-Initial Shares	637,297.191	31,928,238	44,024,490
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	132,442.435	4,890,987	5,957,261
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	198,860.881	7,268,397	6,964,108
Government Money Market Portfolio	4,206,592.780	4,206,592	4,206,593
Growth and Income Portfolio-Initial Shares	97,371.261	2,877,890	3,147,039
Opportunistic Small Cap Portfolio-Initial Shares	95,981.196	4,262,331	4,024,492
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	32,076.353	531,152	626,772
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	74,784.382	537,018	466,655
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	187,111.114	2,442,519	2,550,324
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	74,993.219	948,010	1,067,903
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	507,105.639	17,557,523	22,961,743
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	209,394.800	14,546,638	16,022,890
Janus Henderson VIT Forty Portfolio-Institutional Shares	293,565.471	11,624,277	13,900,325
Janus Henderson VIT Global Research Portfolio-Institutional Shares	138,807.800	5,857,433	8,481,157
Janus Henderson VIT Overseas Portfolio-Institutional Shares	195,515.638	5,632,701	8,225,343
Janus Henderson VIT Research Portfolio-Institutional Shares	286,720.442	9,877,889	12,945,428
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	178,764.947	1,485,027	820,531
U.S. Real Estate Portfolio-Class I	254,901.081	4,590,415	3,706,262
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	70,734.150	847,247	818,394
PIMCO Total Return Portfolio-Administrative Class	271,806.248	2,879,182	2,495,181
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	20,799.570	380,405	356,505

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	83,391.919	$62.876636	$5,243,404
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.781	68.112127	23,756
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	70.885349	108,379
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.204	37.733275	3,517
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	41,157.015	38.471513	1,583,373
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,018.574	40.770499	41,528
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	409.810	41.966585	17,198
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	229.824	28.267698	6,497
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	156,848.648	28.633749	4,491,165
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,102.161	29.759065	92,317
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,466.556	30.336144	165,834
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	39,108.079	15.596774	609,960
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,548.331	17.013934	145,441
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	113,952.989	28.138244	3,206,437
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	29.692777	9,340
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	827.310	30.498994	25,232
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	507,693.016	12.882484	6,540,348
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,230.935	13.026998	120,251
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,131.835	13.099593	54,125
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	38,805.831	25.427804	986,747
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	843.387	26.427098	22,288
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	26.939588	1,710
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	71,620.157	32.493874	2,327,217
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.067	34.805644	4,631
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	36.018962	5,053
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,003.866	21.219331	636,663
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	22.527760	41,805
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	586.713	23.209373	13,617
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	43,278.543	36.946733	1,599,001
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,225.886	39.154449	126,308
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,427.772	40.303303	57,544
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	39,745.049	32.672343	1,298,563
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	33.635856	1,751
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	34.625197	16,202
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,120.082	35.641194	39,921
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,242.007	16.317851	526,120
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	86.712	17.166622	1,489
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	17.605828	52,168
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	17,821.382	12.406476	221,101
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	13.385724	50,217
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	62,737.961	17.913447	1,123,853
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,630.159	19.327362	263,435
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	29,939.180	14.284291	427,660
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,528.284	15.411755	69,789
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	40.623	21.307647	866
VP Capital Appreciation Fund-Class I - 1.40% series contract	222,690.296	21.518137	4,791,880
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,684.369	22.161477	37,328
VP Capital Appreciation Fund-Class I - 0.95% series contract	706.392	22.489093	15,886
VP Large Company Value Fund-Class I - 1.40% series contract	71,750.771	26.402502	1,894,400
VP Large Company Value Fund-Class I - 1.10% series contract	2,485.844	27.980367	69,555
VP Large Company Value Fund-Class I - 0.95% series contract	2,087.720	28.801443	60,129
VP Mid Cap Value Fund-Class I - 1.40% series contract	107,848.142	41.820841	4,510,301
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,121.750	44.320112	94,036
VP Mid Cap Value Fund-Class I - 0.95% series contract	3,289.319	45.620209	150,059
VP Ultra® Fund-Class I - 1.50% series contract	96.659	52.684277	5,092
VP Ultra® Fund-Class I - 1.40% series contract	99,763.161	53.714575	5,358,736
VP Ultra® Fund-Class I - 1.10% series contract	2,584.463	56.924209	147,119
VP Ultra® Fund-Class I - 0.95% series contract	935.422	58.593970	54,810
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	24,507.981	24.430645	598,746
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	25.701546	50,542
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,507.328	26.359145	66,091
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.179	55.856836	4,031
Technology Growth Portfolio-Initial Shares - 1.40% series contract	259,150.787	56.949407	14,758,484
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.050	60.352580	8,573
Technology Growth Portfolio-Initial Shares - 0.95% series contract	862.432	62.123154	53,577
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	3.126	52.754605	166
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	803,129.753	54.181101	43,514,454
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	180.876	44.856057	8,113
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	5,488.447	58.691552	322,125
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	2,940.906	61.080431	179,632
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.40% series contract	147,552.701	39.787520	5,870,756
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.10% series contract	2,007.056	43.100283	86,505

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	131,336.172	$52.581585	$6,905,864
Appreciation Portfolio-Initial Shares - 1.10% series contract	377.605	56.958957	21,508
Appreciation Portfolio-Initial Shares - 0.95% series contract	619.738	59.276483	36,736
Government Money Market Portfolio - 1.40% series contract	3,637,465.898	1.108595	4,032,477
Government Money Market Portfolio - 1.10% series contract	79,667.618	1.191149	94,896
Government Money Market Portfolio - 0.95% series contract	64,266.727	1.232672	79,220
Growth and Income Portfolio-Initial Shares - 1.40% series contract	65,501.743	47.792971	3,130,523
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	51.771917	13,816
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	53.878926	2,700
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	136.918	29.653660	4,060
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	131,902.590	30.454874	4,017,077
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	97.507	32.991060	3,217
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	34.334455	138
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	22,232.501	25.151850	559,188
Calamos® Growth and Income Portfolio - 0.95% series contract	2,490.477	27.136827	67,584
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	17,853.290	23.639526	422,043
Davis Value Portfolio - 1.10% series contract	1,264.031	24.869268	31,436
Davis Value Portfolio - 0.95% series contract	516.582	25.505580	13,176
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	59,547.041	42.271891	2,517,166
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	45.548348	12,075
DWS Small Cap Index VIP-Class A - 0.95% series contract	445.957	47.276298	21,083
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	81,393.459	11.144507	907,089
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	11.724380	74,835
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	7,150.356	12.024405	85,979
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	368,648.517	61.376858	22,626,488
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,550.657	66.486216	103,097
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,355.292	69.191652	232,158
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	187,034.789	83.693739	15,653,640
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	68.058234	2,989
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	90.663196	294,035
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	765.494	94.352212	72,226
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	273.096	57.583774	15,726
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	234,042.415	59.039279	13,817,695
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.234	63.614798	41,683
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	66.028154	25,221
Janus Aspen Series (Continued):
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	238,201.711	35.316864	8,412,538
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,779.704	38.257686	68,087
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	39.814290	532
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	210,655.236	37.686317	7,938,820
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	31.468363	889
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,180.080	40.824593	170,650
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,706.387	42.486205	114,984
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	91.604	52.528284	4,812
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	237,019.223	53.948081	12,786,732
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	58.439785	153,647
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	60.819006	237
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.50% series contract	71.618	30.727728	2,200
Discovery Portfolio-Class I - 1.40% series contract	25,572.878	31.252197	799,209
Discovery Portfolio-Class I - 1.10% series contract	44.090	32.878176	1,450
Discovery Portfolio-Class I - 0.95% series contract	524.097	33.719479	17,672
U.S. Real Estate Portfolio-Class I - 1.40% series contract	73,891.377	48.334703	3,571,519
U.S. Real Estate Portfolio-Class I - 1.25% series contract	20.187	47.529427	959
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,817.848	52.359263	95,181
U.S. Real Estate Portfolio-Class I - 0.95% series contract	708.436	54.490780	38,603
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	53,070.363	14.496496	769,334
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	583.425	15.362803	8,963
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,535.597	15.813585	40,097
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	140,783.810	15.197169	2,139,515
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	11,419.846	16.105355	183,921
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	10,359.911	16.577876	171,745
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,431.139	12.502821	342,967
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	12.697239	13,538

The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2023

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$32,106	$71,044	$(38,939)	$(122,528)	$1,053,954	$(229,852)	$701,574	$662,635
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	21,342	(21,342)	(64,087)	0	528,141	464,054	442,712
Invesco V.I. Comstock Fund-Series I Shares	82,807	64,498	18,310	53,826	509,734	(111,870)	451,690	470,000
Invesco V.I. Conservative Balanced Fund-Series I Shares	13,875	9,729	4,147	970	0	73,466	74,436	78,583
Invesco V.I. Core Equity Fund-Series I Shares	23,158	44,623	(21,464)	(102,692)	74,734	671,877	643,919	622,455
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	91,525	(91,525)	(177,935)	0	983,617	805,682	714,157
Invesco V.I. Diversified Dividend Fund-Series I Shares	19,795	14,435	5,360	(9,721)	81,521	(4,222)	67,578	72,938
Invesco V.I. Health Care Fund-Series I Shares	0	34,473	(34,473)	12,264	0	58,938	71,202	36,729
Invesco V.I. High Yield Fund-Series I Shares	35,419	9,356	26,063	(17,548)	0	47,224	29,676	55,739
Invesco V.I. Main Street Fund®-Series I Shares	14,073	24,050	(9,977)	(178,738)	114,432	415,882	351,576	341,599
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	19,718	(19,718)	(65,783)	23,871	266,407	224,495	204,777
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	10,991	7,546	3,445	(2,978)	12,793	46,653	56,468	59,913
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	5,978	3,519	2,459	(3,140)	3,016	14,225	14,101	16,560
Morningstar Growth ETF Asset Allocation Portfolio-Class II	23,717	17,411	6,306	(1,550)	30,704	136,790	165,944	172,250
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	10,145	6,528	3,617	(8,529)	4,718	43,003	39,192	42,809
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	70,041	(70,041)	(77,782)	7,453	988,845	918,516	848,475
VP Large Company Value Fund-Class I	53,736	28,421	25,315	50,570	58,420	(91,454)	17,536	42,851
VP Mid Cap Value Fund-Class I	111,801	67,153	44,649	33,581	553,994	(419,864)	167,711	212,360
VP Ultra® Fund-Class I	0	72,249	(72,249)	161,870	372,950	1,315,922	1,850,742	1,778,493
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	3,826	9,333	(5,507)	(11,242)	22,475	99,418	110,651	105,144
Technology Growth Portfolio-Initial Shares	0	181,899	(181,899)	396,173	0	5,518,201	5,914,374	5,732,475
BNY Mellon Stock Index Fund, Inc.-Initial Shares	599,499	595,411	4,088	3,188,548	1,586,740	4,364,657	9,139,945	9,144,033
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	46,284	83,921	(37,637)	43,030	743,238	453,639	1,239,907	1,202,270
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	47,272	93,120	(45,848)	(114,446)	566,750	765,080	1,217,384	1,171,536
Government Money Market Portfolio	132,816	48,829	83,987	0	0	0	0	83,987
Growth and Income Portfolio-Initial Shares	19,840	43,175	(23,335)	69,901	334,687	300,505	705,093	681,758
Opportunistic Small Cap Portfolio-Initial Shares	13,439	56,225	(42,787)	(24,488)	90,577	279,030	345,119	302,332
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	3,965	9,257	(5,292)	45,835	20,363	56,355	122,553	117,261
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	5,665	6,094	(429)	(10,649)	45,252	84,995	119,598	119,169
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	29,578	36,367	(6,789)	(251,774)	63,406	578,973	390,605	383,816
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	41,569	16,429	25,140	(443)	0	193,221	192,778	217,918
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	491,557	333,477	158,080	2,258,703	0	668,435	2,927,138	3,085,218
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	24,204	221,998	(197,794)	422,695	1,093,577	1,058,609	2,574,881	2,377,087
Janus Henderson VIT Forty Portfolio-Institutional Shares	24,224	180,004	(155,780)	312,742	0	3,929,560	4,242,302	4,086,522
Janus Henderson VIT Global Research Portfolio-Institutional Shares	74,849	114,420	(39,571)	481,550	232,181	1,130,479	1,844,210	1,804,639
Janus Henderson VIT Overseas Portfolio-Institutional Shares	127,371	118,384	8,986	181,191	0	566,350	747,541	756,527
Janus Henderson VIT Research Portfolio-Institutional Shares	17,217	165,569	(148,352)	237,959	0	3,927,609	4,165,568	4,017,216
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I (*)	86,066	16,274	69,792	(560,580)	0	529,259	(31,321)	38,471
Discovery Portfolio-Class I	0	10,021	(10,021)	(750,089)	0	1,024,348	274,259	264,238
U.S. Real Estate Portfolio-Class I	81,587	51,094	30,493	(132,530)	0	544,257	411,727	442,220
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	27,275	12,811	14,464	(39,474)	0	51,359	11,885	26,349
PIMCO Total Return Portfolio-Administrative Class	96,178	36,505	59,673	(167,505)	0	212,169	44,664	104,337
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series (**)	39,065	1,669	37,396	(99,987)	8,413	59,669	(31,905)	5,491
Timothy Plan Strategic Growth Portfolio Variable Series (**)	46,992	1,812	45,180	(111,490)	54,962	17,128	(39,400)	5,780
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	4,480	4,636	(156)	(1,672)	11,858	36,251	46,437	46,281

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.
(**)	For the period January 1, 2023 through the liquidation date of April 17, 2023.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2023

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(38,939)	$(122,528)	$1,053,954	$(229,852)	$662,635	$52,752	$ 692,493	$(26,100)	$(665,840)	$(3,205)	$5,378,744	$5,375,539
Invesco V.I. Capital Appreciation Fund-Series I Shares	(21,342)	(64,087)	0	528,141	442,712	24,754	264,805	(21,580)	(261,631)	181,081	1,464,535	1,645,616
Invesco V.I. Comstock Fund-Series I Shares	18,310	53,826	509,734	(111,870)	470,000	34,244	454,852	(145,441)	(566,048)	(96,048)	4,851,861	4,755,813
Invesco V.I. Conservative Balanced Fund-Series I Shares	4,147	970	0	73,466	78,583	4,722	81,244	(457)	(76,980)	1,603	753,798	755,401
Invesco V.I. Core Equity Fund-Series I Shares	(21,464)	(102,692)	74,734	671,877	622,455	20,966	354,754	(68,468)	(402,257)	220,198	3,020,811	3,241,009
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(91,525)	(177,935)	0	983,617	714,157	67,707	619,361	(31,473)	(583,127)	131,030	6,583,694	6,714,724
Invesco V.I. Diversified Dividend Fund-Series I Shares	5,360	(9,721)	81,521	(4,222)	72,938	18,171	168,362	(61,095)	(211,287)	(138,349)	1,149,094	1,010,745
Invesco V.I. Health Care Fund-Series I Shares	(34,473)	12,264	0	58,938	36,729	52,348	479,441	(13,694)	(440,787)	(404,058)	2,740,959	2,336,901
Invesco V.I. High Yield Fund-Series I Shares	26,063	(17,548)	0	47,224	55,739	15,462	76,533	38,589	(22,482)	33,257	658,828	692,085
Invesco V.I. Main Street Fund®-Series I Shares	(9,977)	(178,738)	114,432	415,882	341,599	17,299	217,757	(47,928)	(248,385)	93,214	1,689,639	1,782,853
Invesco V.I. Small Cap Equity Fund-Series I Shares	(19,718)	(65,783)	23,871	266,407	204,777	19,983	411,979	(29,042)	(421,037)	(216,260)	1,572,697	1,356,437
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	3,445	(2,978)	12,793	46,653	59,913	15,517	30,670	(74)	(15,228)	44,685	535,092	579,777
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,459	(3,140)	3,016	14,225	16,560	12,947	26,364	773	(12,644)	3,916	267,402	271,318
Morningstar Growth ETF Asset Allocation Portfolio-Class II	6,306	(1,550)	30,704	136,790	172,250	26,654	75,036	(1,608)	(49,989)	122,261	1,265,027	1,387,288
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	3,617	(8,529)	4,718	43,003	42,809	6,224	42,767	(300)	(36,843)	5,966	491,483	497,449
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(70,041)	(77,782)	7,453	988,845	848,475	83,353	967,778	(131,878)	(1,016,303)	(167,828)	5,013,788	4,845,960
VP Large Company Value Fund-Class I	25,315	50,570	58,420	(91,454)	42,851	38,934	198,738	(59,518)	(219,321)	(176,470)	2,200,554	2,024,084
VP Mid Cap Value Fund-Class I	44,649	33,581	553,994	(419,864)	212,360	48,824	690,662	(45,367)	(687,205)	(474,845)	5,229,241	4,754,396
VP Ultra® Fund-Class I	(72,249)	161,870	372,950	1,315,922	1,778,493	43,161	707,707	(130,308)	(794,854)	983,639	4,582,118	5,565,757
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(5,507)	(11,242)	22,475	99,418	105,144	15,698	95,906	7,685	(72,523)	32,621	682,758	715,379
Technology Growth Portfolio-Initial Shares	(181,899)	396,173	0	5,518,201	5,732,475	118,102	1,508,587	(100,441)	(1,490,926)	4,241,549	10,583,116	14,824,665
BNY Mellon Stock Index Fund, Inc.-Initial Shares	4,088	3,188,548	1,586,740	4,364,657	9,144,033	339,139	5,452,947	(180,802)	(5,294,611)	3,849,422	40,175,068	44,024,490
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(37,637)	43,030	743,238	453,639	1,202,270	54,356	1,286,509	(5,584)	(1,237,737)	(35,467)	5,992,728	5,957,261
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(45,848)	(114,446)	566,750	765,080	1,171,536	55,069	614,152	(13,916)	(572,999)	598,537	6,365,571	6,964,108
Government Money Market Portfolio	83,987	0	0	0	83,987	28,320	679,594	3,089,498	2,438,224	2,522,211	1,684,382	4,206,593
Growth and Income Portfolio-Initial Shares	(23,335)	69,901	334,687	300,505	681,758	16,880	587,584	116,337	(454,368)	227,390	2,919,649	3,147,039
Opportunistic Small Cap Portfolio-Initial Shares	(42,787)	(24,488)	90,577	279,030	302,332	37,914	488,948	18,021	(433,013)	(130,681)	4,155,173	4,024,492
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(5,292)	45,835	20,363	56,355	117,261	6,652	208,571	(3,077)	(204,997)	(87,736)	714,508	626,772
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(429)	(10,649)	45,252	84,995	119,169	9,179	70,919	(11,501)	(73,241)	45,928	420,727	466,655
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(6,789)	(251,774)	63,406	578,973	383,816	43,145	479,639	2,040	(434,454)	(50,638)	2,600,962	2,550,324
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	25,140	(443)	0	193,221	217,918	29,623	401,684	(49,542)	(421,604)	(203,686)	1,271,589	1,067,903
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	158,080	2,258,703	0	668,435	3,085,218	210,723	4,760,102	(225,021)	(4,774,399)	(1,689,181)	24,650,924	22,961,743
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(197,794)	422,695	1,093,577	1,058,609	2,377,087	112,809	2,056,298	10,340	(1,933,149)	443,938	15,578,952	16,022,890
Janus Henderson VIT Forty Portfolio-Institutional Shares	(155,780)	312,742	0	3,929,560	4,086,522	87,139	1,525,061	(27,925)	(1,465,847)	2,620,675	11,279,650	13,900,325
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(39,571)	481,550	232,181	1,130,479	1,804,639	86,062	1,023,702	(101,830)	(1,039,469)	765,170	7,715,987	8,481,157
Janus Henderson VIT Overseas Portfolio-Institutional Shares	8,986	181,191	0	566,350	756,527	137,020	1,296,916	29,935	(1,129,960)	(373,433)	8,598,776	8,225,343
Janus Henderson VIT Research Portfolio-Institutional Shares	(148,352)	237,959	0	3,927,609	4,017,216	70,449	1,271,978	(2,843)	(1,204,371)	2,812,845	10,132,583	12,945,428
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I (*)	69,792	(560,580)	0	529,259	38,471	21,296	142,087	(1,924,709)	(2,045,502)	(2,007,031)	2,007,031	0
Discovery Portfolio-Class I	(10,021)	(750,089)	0	1,024,348	264,238	12,238	61,554	(66,296)	(115,612)	148,626	671,905	820,531
U.S. Real Estate Portfolio-Class I	30,493	(132,530)	0	544,257	442,220	52,604	562,975	(25,280)	(535,651)	(93,431)	3,799,693	3,706,262
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	14,464	(39,474)	0	51,359	26,349	27,423	165,866	68,432	(70,011)	(43,662)	862,056	818,394
PIMCO Total Return Portfolio-Administrative Class	59,673	(167,505)	0	212,169	104,337	57,302	647,237	150,867	(439,068)	(334,731)	2,829,912	2,495,181
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series (**)	37,396	(99,987)	8,413	59,669	5,491	568	6,361	(435,180)	(440,972)	(435,481)	435,481	0
Timothy Plan Strategic Growth Portfolio Variable Series (**)	45,180	(111,490)	54,962	17,128	5,780	167	3,112	(463,247)	(466,193)	(460,413)	460,413	0
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(156)	(1,672)	11,858	36,251	46,281	5,355	8,306	34	(2,918)	43,363	313,142	356,505

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.
(**)	For the period January 1, 2023 through the liquidation date of April 17, 2023.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(36,291)	$(25,452)	$989,913	$(1,187,172)	$(259,002)	$68,663	$ 609,685	$(110,428)	$(651,450)	$(910,452)	$6,289,196	5,378,744
Invesco V.I. Capital Appreciation Fund-Series I Shares	(23,618)	36,550	586,056	(1,295,913)	(696,925)	29,765	162,630	14,042	(118,823)	(815,748)	2,280,283	1,464,535
Invesco V.I. Comstock Fund-Series I Shares	10,759	179,940	159,071	(371,429)	(21,659)	39,216	724,282	169,084	(515,982)	(537,641)	5,389,502	4,851,861
Invesco V.I. Conservative Balanced Fund-Series I Shares	(393)	20,753	60,564	(264,959)	(184,035)	8,275	129,003	(13,922)	(134,650)	(318,685)	1,072,483	753,798
Invesco V.I. Core Equity Fund-Series I Shares	(17,431)	(95,938)	536,157	(1,340,050)	(917,262)	25,110	336,007	(53,286)	(364,183)	(1,281,445)	4,302,256	3,020,811
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(106,368)	139,572	2,025,900	(5,423,624)	(3,364,520)	76,821	854,866	(46,410)	(824,455)	(4,188,975)	10,772,669	6,583,694
Invesco V.I. Diversified Dividend Fund-Series I Shares	5,981	33,199	144,216	(211,301)	(27,905)	19,507	207,445	112,122	(75,816)	(103,721)	1,252,815	1,149,094
Invesco V.I. Health Care Fund-Series I Shares	(39,191)	12,649	381,763	(843,342)	(488,121)	56,354	173,507	(5,397)	(122,549)	(610,670)	3,351,629	2,740,959
Invesco V.I. High Yield Fund-Series I Shares	21,088	(21,761)	0	(91,740)	(92,413)	15,007	130,023	(100,416)	(215,432)	(307,845)	966,673	658,828
Invesco V.I. Main Street Fund®-Series I Shares	765	25,375	696,178	(1,214,252)	(491,934)	18,760	142,525	(1,701)	(125,466)	(617,400)	2,307,039	1,689,639
Invesco V.I. Small Cap Equity Fund-Series I Shares	(24,716)	21,318	303,695	(787,198)	(486,901)	19,902	229,932	(13,284)	(223,313)	(710,214)	2,282,911	1,572,697
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	2,081	(16,185)	32,195	(130,545)	(112,454)	22,710	38,944	(170,149)	(186,384)	(298,838)	833,930	535,092
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	267	(2,082)	9,417	(49,719)	(42,117)	6,372	27,593	(6,858)	(28,079)	(70,196)	337,598	267,402
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,618	8,073	52,726	(315,873)	(253,456)	30,238	304,995	(18,177)	(292,933)	(546,389)	1,811,416	1,265,027
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	2,028	(2,840)	22,428	(100,013)	(78,397)	9,943	16,114	(257)	(6,428)	(84,825)	576,308	491,483
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(80,467)	(180,491)	829,395	(2,816,127)	(2,247,690)	76,363	587,947	(33,586)	(545,171)	(2,792,861)	7,806,649	5,013,788
VP Large Company Value Fund-Class I	16,727	112,303	127,964	(292,103)	(35,109)	36,471	390,895	28,770	(325,654)	(360,763)	2,561,317	2,200,554
VP Mid Cap Value Fund-Class I	47,907	137,018	779,014	(1,104,743)	(140,804)	51,660	833,974	(11,450)	(793,764)	(934,568)	6,163,809	5,229,241
VP Ultra® Fund-Class I	(76,817)	225,164	596,830	(3,154,410)	(2,409,233)	53,408	536,475	57,651	(425,417)	(2,834,650)	7,416,768	4,582,118
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(6,914)	(18,702)	192,078	(304,113)	(137,651)	14,694	118,964	(12,571)	(116,841)	(254,492)	937,250	682,758
Technology Growth Portfolio-Initial Shares	(196,174)	484,829	1,400,914	(11,686,367)	(9,996,798)	109,958	1,262,566	(59,378)	(1,211,986)	(11,208,784)	21,791,900	10,583,116
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(31,601)	2,510,977	3,872,675	(16,612,930)	(10,260,879)	383,013	3,618,994	(25,354)	(3,261,336)	(13,522,215)	53,697,283	40,175,068
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(59,581)	78,189	511,259	(2,571,195)	(2,041,328)	35,354	713,468	(58,945)	(737,059)	(2,778,387)	8,771,115	5,992,728
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(54,542)	(203,794)	2,243,258	(3,752,024)	(1,767,102)	74,508	1,246,148	(80,009)	(1,251,650)	(3,018,752)	9,384,323	6,365,571
Government Money Market Portfolio	(3,427)	0	0	0	(3,427)	17,849	269,205	(70,964)	(322,320)	(325,747)	2,010,129	1,684,382
Growth and Income Portfolio-Initial Shares	(20,011)	42,309	638,605	(1,272,186)	(611,283)	16,782	421,139	(65,246)	(469,604)	(1,080,887)	4,000,536	2,919,649
Opportunistic Small Cap Portfolio-Initial Shares	(64,409)	(5,333)	943,856	(1,816,812)	(942,698)	45,820	334,681	(46,473)	(335,333)	(1,278,031)	5,433,204	4,155,173
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(5,186)	25,327	72,459	(286,331)	(193,731)	13,566	50,363	(54,254)	(91,052)	(284,783)	999,291	714,508
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(911)	(26,137)	103,471	(206,090)	(129,667)	17,033	123,613	10,813	(95,767)	(225,434)	646,161	420,727
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(14,086)	(73,304)	533,038	(1,270,886)	(825,238)	49,661	300,507	(247,429)	(498,275)	(1,323,513)	3,924,475	2,600,962
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	25,750	(77,082)	0	(97,489)	(148,821)	31,741	312,445	9,872	(270,832)	(419,653)	1,691,242	1,271,589
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	(53,114)	1,503,414	864,393	(8,035,515)	(5,720,822)	258,132	3,728,615	54,413	(3,416,070)	(9,136,892)	33,787,816	24,650,924
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(203,308)	745,486	2,746,986	(6,743,060)	(3,453,896)	127,610	1,237,534	(210,318)	(1,320,242)	(4,774,138)	20,353,090	15,578,952
Janus Henderson VIT Forty Portfolio-Institutional Shares	(164,585)	336,504	2,050,154	(8,640,604)	(6,418,531)	84,428	1,363,515	(325,846)	(1,604,932)	(8,023,463)	19,303,113	11,279,650
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(31,353)	489,949	937,113	(3,511,584)	(2,115,875)	95,720	867,912	(5,826)	(778,019)	(2,893,894)	10,609,881	7,715,987
Janus Henderson VIT Overseas Portfolio-Institutional Shares	30,367	(5,078)	0	(1,096,688)	(1,071,399)	151,272	962,978	(380,107)	(1,191,814)	(2,263,213)	10,861,989	8,598,776
Janus Henderson VIT Research Portfolio-Institutional Shares	(146,263)	236,246	2,081,584	(6,911,360)	(4,739,793)	77,155	924,669	(37,694)	(885,208)	(5,625,001)	15,757,584	10,132,583
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	63,140	(104,403)	43,203	(438,010)	(436,070)	39,741	510,469	7,571	(463,159)	(899,229)	2,906,260	2,007,031
Discovery Portfolio-Class I	(14,638)	(359,630)	462,723	(1,323,662)	(1,235,207)	18,718	46,152	(70,432)	(97,865)	(1,333,072)	2,004,977	671,905
U.S. Real Estate Portfolio-Class I	(7,549)	118,795	960,202	(2,580,484)	(1,509,036)	61,264	350,770	(80,681)	(370,187)	(1,879,223)	5,678,916	3,799,693
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	58,522	12,824	0	(218,073)	(146,727)	23,059	235,150	(71,310)	(283,401)	(430,128)	1,292,184	862,056
PIMCO Total Return Portfolio-Administrative Class	42,216	(140,306)	0	(509,185)	(607,275)	57,499	779,505	356,289	(365,718)	(972,993)	3,802,905	2,829,912
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(2,786)	2,607	59,425	(134,176)	(74,930)	7,426	41,609	(13,441)	(47,624)	(122,554)	558,035	435,481
Timothy Plan Strategic Growth Portfolio Variable Series	(2,160)	12,378	56,143	(150,462)	(84,101)	4,067	85,068	127	(80,874)	(164,975)	625,388	460,413
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	7,044	4,654	42,120	(131,603)	(77,785)	7,283	31,652	(21,010)	(45,380)	(123,165)	436,307	313,142

The accompanying notes are an integral part of these financial statements.

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services –Investment Companies. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2023 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION – Continued

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

•	Timothy Plan Conservative Growth Portfolio Variable Series

•	Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

The Morgan Stanley Core Plus Fixed Income Portfolio was liquidated on July 28, 2023. If variable annuity contract owners had money allocated to the Morgan Stanley Core Plus Fixed Income Portfolio-Class I Sub-Account on July 28, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

The Timothy Plan Conservative Growth Portfolio Variable Series was liquidated on April 17, 2023. If variable annuity contract owners had money allocated to The Timothy Plan Conservative Growth Portfolio Variable Series Sub-Account on April 17, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

The Timothy Plan Strategic Growth Portfolio Variable Series was liquidated on April 17, 2023. If variable annuity contract owners had money allocated to The Timothy Plan Strategic Growth Portfolio Variable Series Sub-Account on April 17, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2023.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2023:

1.50% Series Contracts	$634
1.40% Series Contracts	3,066,434
1.25% Series Contracts	1,906
1.10% Series Contracts	29,424
0.95% Series Contracts	28,000

$3,126,398

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $93,926 for the year ended December 31, 2023.

(4)	OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4)	OTHER – Continued

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2023, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$1,112,680	$763,505
Invesco V.I. Capital Appreciation Fund-Series I Shares	11,822	294,795
Invesco V.I. Comstock Fund-Series I Shares	604,030	642,034
Invesco V.I. Conservative Balanced Fund-Series I Shares	22,152	94,985
Invesco V.I. Core Equity Fund-Series I Shares	101,325	450,312
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	33,637	708,289
Invesco V.I. Diversified Dividend Fund-Series I Shares	175,439	299,845
Invesco V.I. Health Care Fund-Series I Shares	37,528	512,788
Invesco V.I. High Yield Fund-Series I Shares	91,885	88,304
Invesco V.I. Main Street Fund®-Series I Shares	135,392	279,322
Invesco V.I. Small Cap Equity Fund-Series I Shares	41,342	458,226
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36,266	35,256
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	22,512	29,681
Morningstar Growth ETF Asset Allocation Portfolio-Class II	75,033	88,012
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	20,510	49,018
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	62,229	1,141,120
VP Large Company Value Fund-Class I	199,932	335,518
VP Mid Cap Value Fund-Class I	742,642	831,204
VP Ultra® Fund-Class I	432,204	926,357
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	64,990	120,545
Technology Growth Portfolio-Initial Shares	55,934	1,728,759
BNY Mellon Stock Index Fund, Inc.-Initial Shares	2,510,947	6,214,730
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	812,704	1,344,840
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	632,698	684,795
Government Money Market Portfolio	3,304,388	782,177
Growth and Income Portfolio-Initial Shares	474,166	617,182
Opportunistic Small Cap Portfolio-Initial Shares	156,558	541,781
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	28,130	218,056
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	56,366	84,784
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	444,206	822,043
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	111,057	507,521
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	2,198,604	6,814,923
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,261,723	2,299,089
Janus Henderson VIT Forty Portfolio-Institutional Shares	208,361	1,829,988
Janus Henderson VIT Global Research Portfolio-Institutional Shares	324,247	1,171,106
Janus Henderson VIT Overseas Portfolio-Institutional Shares	305,385	1,426,359
Janus Henderson VIT Research Portfolio-Institutional Shares	52,329	1,405,052
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	162,569	2,138,279
Discovery Portfolio-Class I	22,805	148,438
U.S. Real Estate Portfolio-Class I	123,344	628,502
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	574,970	630,517
PIMCO Total Return Portfolio-Administrative Class	391,802	771,197
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	48,813	443,976
Timothy Plan Strategic Growth Portfolio Variable Series	102,199	468,250
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	20,762	11,978

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	94,999.199	939.057	12,546.337	83,391.919
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	490.435	0.000	490.435	0.000
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	349.368	0.000	0.587	348.781
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	0.000	0.000	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.366	0.000	0.162	93.204
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	48,764.874	612.901	8,220.760	41,157.015
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	271.989	0.000
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,013.040	5.534	-0.000	1,018.574
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	561.692	2.334	154.216	409.810
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	239.331	0.000	9.507	229.824
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	177,575.037	1,113.528	21,839.917	156,848.648
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,967.731	32.754	898.324	3,102.161
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,504.529	4.433	42.406	5,466.556
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	43,972.010	700.586	5,564.517	39,108.079
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	394.900	0.000
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,548.331	0.000	0.000	8,548.331
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	129,349.456	503.297	15,899.764	113,952.989
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	0.000	0.000	314.552
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	843.177	3.207	19.074	827.310
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	555,594.537	5,206.267	53,107.788	507,693.016
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	116.152	0.000	116.152	0.000
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,445.269	123.595	337.929	9,230.935
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,903.999	6.814	778.978	4,131.835
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	47,653.540	3,391.621	12,239.330	38,805.831
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	839.429	3.958	-0.000	843.387
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	84,859.504	1,589.718	14,829.065	71,620.157
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	436.033	0.000	436.033	0.000
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.979	0.000	0.912	133.067
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	213.267	0.000	72.967	140.300
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,981.024	3,064.109	4,041.267	30,003.866
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	721.257	4.726	139.270	586.713
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	49,709.654	454.992	6,886.103	43,278.543
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	42.880	0.000	42.880	0.000
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,808.536	11.495	594.145	3,225.886
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,643.785	0.000	216.013	1,427.772
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	53,166.588	860.798	14,282.337	39,745.049
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	98.648	0.000	46.601	52.047
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,444.220	0.000	324.138	1,120.082
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	33,204.312	986.294	1,948.599	32,242.007
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	88.571	0.000	1.859	86.712
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	18,889.962	1,139.681	2,208.261	17,821.382
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	0.000	0.000	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	65,616.831	1,534.570	4,413.440	62,737.961
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,638.016	0.000	7.857	13,630.159
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,463.275	435.309	2,959.404	29,939.180
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,709.284	0.000	181.000	4,528.284
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	41.127	0.000	0.504	40.623
VP Capital Appreciation Fund-Class I - 1.40% series contract	272,789.596	4,144.888	54,244.188	222,690.296
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	1,512.514	0.000
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,688.594	0.000	4.225	1,684.369
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,142.195	0.000	435.803	706.392
VP Large Company Value Fund-Class I - 1.40% series contract	79,924.659	4,054.428	12,228.316	71,750.771
VP Large Company Value Fund-Class I - 1.10% series contract	2,485.844	0.000	0.000	2,485.844
VP Large Company Value Fund-Class I - 0.95% series contract	2,600.048	9.930	522.258	2,087.720
VP Mid Cap Value Fund-Class I - 1.40% series contract	124,208.649	2,444.387	18,804.894	107,848.142
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	0.000	16.504	2,121.750
VP Mid Cap Value Fund-Class I - 0.95% series contract	4,041.031	42.236	793.948	3,289.319
VP Ultra® Fund-Class I - 1.50% series contract	97.128	0.000	0.469	96.659
VP Ultra® Fund-Class I - 1.40% series contract	116,829.567	1,850.032	18,916.438	99,763.161
VP Ultra® Fund-Class I - 1.10% series contract	2,587.263	0.000	2.800	2,584.463
VP Ultra® Fund-Class I - 0.95% series contract	971.188	0.000	35.766	935.422

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	27,652.396	1,939.596	5,084.011	24,507.981
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,605.376	7.596	105.644	2,507.328
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.414	0.000	0.235	72.179
Technology Growth Portfolio-Initial Shares - 1.40% series contract	290,839.304	2,031.713	33,720.230	259,150.787
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.696	0.000	0.646	142.050
Technology Growth Portfolio-Initial Shares - 0.95% series contract	980.177	0.000	117.745	862.432
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.244	0.000	0.118	3.126
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	909,194.920	8,538.554	114,603.721	803,129.753
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	1,122.316	0.000	941.440	180.876
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	6,448.534	1.557	961.644	5,488.447
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	3,239.347	0.000	298.441	2,940.906
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	180,029.978	1,080.515	33,557.792	147,552.701
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,007.056	0.000	0.000	2,007.056
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,511.589	0.001	1,511.590	0.000
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	143,157.987	898.286	12,720.101	131,336.172
Appreciation Portfolio-Initial Shares - 1.25% series contract	107.195	0.000	107.195	0.000
Appreciation Portfolio-Initial Shares - 1.10% series contract	407.986	0.000	30.381	377.605
Appreciation Portfolio-Initial Shares - 0.95% series contract	636.409	0.000	16.671	619.738
Government Money Market Portfolio - 1.40% series contract	1,470,157.133	2,700,977.990	533,669.225	3,637,465.898
Government Money Market Portfolio - 1.25% series contract	0.000	291.582	291.582	0.000
Government Money Market Portfolio - 1.10% series contract	36,484.847	171,634.399	128,451.628	79,667.618
Government Money Market Portfolio - 0.95% series contract	48,248.276	24,676.807	8,658.356	64,266.727
Growth and Income Portfolio-Initial Shares - 1.40% series contract	75,967.070	3,118.323	13,583.650	65,501.743
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	0.000	0.000	266.866
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	0.000	-0.000	50.114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	142.581	0.000	5.663	136.918
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	146,604.048	2,401.148	17,102.606	131,902.590
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	61.215	0.000	61.215	0.000
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	100.686	0.000	3.179	97.507
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	96.415	0.000	92.401	4.014
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	26,639.367	294.682	4,701.548	22,232.501
Calamos® Growth and Income Portfolio - 0.95% series contract	6,524.557	9.616	4,043.696	2,490.477
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	21,107.330	403.291	3,657.331	17,853.290
Davis Value Portfolio - 1.25% series contract	42.904	0.000	42.904	0.000
Davis Value Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	743.326	0.000	226.744	516.582
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	69,406.977	10,095.480	19,955.416	59,547.041
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	0.000	0.000	265.110
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,028.830	2.418	585.291	445.957
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	118,017.067	7,896.601	44,520.209	81,393.459
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	31.291	0.000	31.291	0.000
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	10,350.112	5.729	3,205.485	7,150.356
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	451,324.161	29,829.155	112,504.799	368,648.517
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	14.120	0.000	14.120	0.000
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,815.315	0.000	264.658	1,550.657
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,362.278	0.480	7.466	3,355.292
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	212,217.390	2,462.709	27,645.310	187,034.789
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	0.000	0.000	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	0.000	0.000	3,243.155
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	853.061	0.381	87.948	765.494
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	282.021	0.000	8.925	273.096
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	258,935.002	4,365.227	29,257.814	234,042.415
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	987.999	0.000	987.999	0.000
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.671	0.000	0.437	655.234
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,455.108	0.000	2,073.133	381.975
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	271,089.366	1,355.465	34,243.120	238,201.711
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,863.436	0.000	83.732	1,779.704
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	239,679.108	6,090.825	35,114.697	210,655.236
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	744.929	0.000	716.687	28.242
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,755.881	33.943	609.744	4,180.080
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	3,572.491	5.158	871.262	2,706.387
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	92.001	0.000	0.397	91.604
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	262,220.433	1,589.024	26,790.234	237,019.223
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	0.000	0.000	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	-0.001	-0.001	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	100,700.173	4,263.358	104,963.531	0.000
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	17.326	0.000	17.326	0.000
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,875.205	131.535	4,006.740	0.000
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	1,684.843	16.927	1,701.770	0.000
Discovery Portfolio-Class I - 1.50% series contract	71.743	0.000	0.125	71.618
Discovery Portfolio-Class I - 1.40% series contract	29,853.198	1,026.330	5,306.650	25,572.878
Discovery Portfolio-Class I - 1.10% series contract	44.090	0.000	0.000	44.090
Discovery Portfolio-Class I - 0.95% series contract	586.334	8.221	70.458	524.097
U.S. Real Estate Portfolio-Class I - 1.40% series contract	85,776.304	1,426.069	13,310.996	73,891.377
U.S. Real Estate Portfolio-Class I - 1.25% series contract	61.983	0.000	41.796	20.187
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,840.906	23.952	47.010	1,817.848
U.S. Real Estate Portfolio-Class I - 0.95% series contract	839.139	4.929	135.632	708.436
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	54,743.356	38,999.903	40,672.896	53,070.363
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	974.500	0.000	391.075	583.425
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	4,619.022	30.360	2,113.785	2,535.597
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	164,438.306	20,637.495	44,291.991	140,783.810
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	62.902	0.000	62.902	0.000
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,416.330	408.184	2,404.668	11,419.846
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	14,586.774	217.189	4,444.052	10,359.911
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	28,045.912	101.332	28,147.244	0.000
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	28,792.420	20.249	28,812.669	0.000
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,675.996	450.810	695.667	27,431.139
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	106,162.016	1,292.466	12,455.283	94,999.199
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,361.458	0.000	871.023	490.435
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	427.081	0.000	77.713	349.368
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	0.000	0.000	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.549	0.000	0.183	93.366
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	50,960.537	2,017.051	4,212.714	48,764.874
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	-0.000	271.989
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,007.344	5.696	-0.000	1,013.040
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,486.082	4.162	928.552	561.692
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	254.217	0.000	14.886	239.331
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	197,394.975	16,241.076	36,061.014	177,575.037
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	237.508	0.000	237.508	0.000
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,069.666	0.000	101.935	3,967.731
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,558.705	233.397	287.573	5,504.529
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	52,935.750	601.235	9,564.975	43,972.010
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	-0.000	394.900
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,557.395	0.000	9.064	8,548.331
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	143,629.601	904.849	15,184.994	129,349.456
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	559.564	0.000	245.012	314.552
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,388.273	13.212	558.308	843.177
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	615,718.361	12,304.755	72,428.579	555,594.537
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	3,304.943	0.000	3,188.791	116.152
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,304.385	251.464	110.580	9,445.269
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	6,487.200	27.855	1,611.056	4,903.999
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	48,044.059	9,499.945	9,890.464	47,653.540
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	2,346.757	0.000	2,346.757	0.000
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	835.414	4.015	0.000	839.429
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	88,489.271	1,930.992	5,560.759	84,859.504
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	669.105	0.000	233.072	436.033
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	134.846	0.000	0.867	133.979
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	213.267	0.000	0.000	213.267
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	39,213.603	1,825.171	10,057.750	30,981.024
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,975.815	0.000	1,975.815	0.000
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	863.343	3.211	145.297	721.257
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	53,120.598	3,655.384	7,066.328	49,709.654
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	42.880	0.000	0.000	42.880
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,778.651	46.694	16.809	3,808.536
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	2,404.774	2.193	763.182	1,643.785
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	59,655.918	2,309.810	8,799.140	53,166.588
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	1,135.480	0.000	1,036.832	98.648
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,517.194	0.000	72.974	1,444.220
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	44,217.593	1,426.594	12,439.875	33,204.312
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,325.323	0.000	1,325.323	0.000
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	90.444	0.000	1.873	88.571
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,635.964	941.456	1,687.458	18,889.962
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,478.901	0.000	1,478.901	0.000
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	0.000	0.000	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	80,493.714	1,703.339	16,580.222	65,616.831
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	16,661.576	0.000	3,023.560	13,638.016
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,684.967	696.129	917.821	32,463.275
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,917.109	0.000	207.825	4,709.284
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	41.724	0.000	0.597	41.127
VP Capital Appreciation Fund-Class I - 1.40% series contract	300,867.994	5,449.071	33,527.469	272,789.596
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	-0.000	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,692.812	0.000	4.218	1,688.594
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,798.150	0.000	655.955	1,142.195
VP Large Company Value Fund-Class I - 1.40% series contract	85,412.131	6,686.564	12,174.036	79,924.659
VP Large Company Value Fund-Class I - 1.25% series contract	4,830.305	0.000	4,830.305	0.000
VP Large Company Value Fund-Class I - 1.10% series contract	2,558.924	0.000	73.080	2,485.844
VP Large Company Value Fund-Class I - 0.95% series contract	4,312.980	6.136	1,719.068	2,600.048
VP Mid Cap Value Fund-Class I - 1.40% series contract	138,182.821	3,070.065	17,044.237	124,208.649
VP Mid Cap Value Fund-Class I - 1.25% series contract	5,243.037	0.000	5,243.037	0.000
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	0.000	0.000	2,138.254
VP Mid Cap Value Fund-Class I - 0.95% series contract	4,123.457	5.579	88.005	4,041.031
VP Ultra® Fund-Class I - 1.50% series contract	97.673	0.000	0.545	97.128
VP Ultra® Fund-Class I - 1.40% series contract	125,704.638	4,908.558	13,783.629	116,829.567
VP Ultra® Fund-Class I - 1.10% series contract	2,607.862	0.000	20.599	2,587.263
VP Ultra® Fund-Class I - 0.95% series contract	1,606.648	12.913	648.373	971.188

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	32,710.287	1,881.808	6,939.699	27,652.396
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,764.570	17.968	177.162	2,605.376
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.695	0.000	0.281	72.414
Technology Growth Portfolio-Initial Shares - 1.40% series contract	316,227.275	3,535.850	28,923.821	290,839.304
Technology Growth Portfolio-Initial Shares - 1.10% series contract	153.792	0.000	11.096	142.696
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,401.862	0.000	421.685	980.177
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.372	0.000	0.128	3.244
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	977,740.861	17,821.683	86,367.624	909,194.920
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	1,595.452	0.000	473.136	1,122.316
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	6,550.186	42.820	144.472	6,448.534
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	4,507.267	2.639	1,270.559	3,239.347
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	199,691.845	740.775	20,402.642	180,029.978
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,053.338	0.000	46.282	2,007.056
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	2,493.505	0.001	981.917	1,511.589
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	166,241.261	1,715.422	24,798.696	143,157.987
Appreciation Portfolio-Initial Shares - 1.25% series contract	5,482.772	0.000	5,375.577	107.195
Appreciation Portfolio-Initial Shares - 1.10% series contract	431.975	0.000	23.989	407.986
Appreciation Portfolio-Initial Shares - 0.95% series contract	635.065	19.348	18.004	636.409
Government Money Market Portfolio - 1.40% series contract	1,764,657.999	274,438.822	568,939.688	1,470,157.133
Government Money Market Portfolio - 1.10% series contract	38,215.817	0.000	1,730.970	36,484.847
Government Money Market Portfolio - 0.95% series contract	51,400.319	0.000	3,152.043	48,248.276
Growth and Income Portfolio-Initial Shares - 1.40% series contract	87,443.199	817.025	12,293.154	75,967.070
Growth and Income Portfolio-Initial Shares - 1.10% series contract	299.504	0.000	32.638	266.866
Growth and Income Portfolio-Initial Shares - 0.95% series contract	52.444	0.000	2.330	50.114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	151.449	0.000	8.868	142.581
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	157,348.087	1,614.322	12,358.361	146,604.048
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	342.998	0.000	281.783	61.215
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	103.859	0.000	3.173	100.686
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	96.415	0.001	0.001	96.415
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	29,639.182	867.178	3,866.993	26,639.367
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	0.000	924.359	0.000
Calamos® Growth and Income Portfolio - 0.95% series contract	6,516.344	47.202	38.989	6,524.557
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	22,300.904	1,603.386	2,796.960	21,107.330
Davis Value Portfolio - 1.25% series contract	2,893.380	0.000	2,850.476	42.904
Davis Value Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	1,468.555	4.328	729.557	743.326
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	82,116.239	1,673.314	14,382.576	69,406.977
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	0.000	42.288	265.110
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,077.985	6.643	55.798	1,028.830
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	145,218.007	13,937.992	41,138.932	118,017.067
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	1,381.410	0.000	1,350.119	31.291
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	10,581.824	69.693	301.405	10,350.112
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	504,425.154	5,091.766	58,192.759	451,324.161
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	6,513.964	0.000	6,499.844	14.120
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	2,070.518	0.000	255.203	1,815.315
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	4,006.282	11.828	655.832	3,362.278
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	229,243.539	3,001.365	20,027.514	212,217.390
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	575.409	0.000	531.498	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,341.633	0.000	98.478	3,243.155
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,214.770	1.827	363.536	853.061
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	295.868	0.000	13.847	282.021
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	288,721.376	2,925.055	32,711.429	258,935.002
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	3,080.830	0.000	2,092.831	987.999
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	667.582	0.000	11.911	655.671
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,455.108	0.000	0.000	2,455.108
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	296,337.588	2,698.820	27,947.042	271,089.366
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	75.156	0.000
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,863.436	0.000	-0.000	1,863.436
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	269,935.493	3,460.811	33,717.196	239,679.108
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	4,372.745	0.000	3,627.816	744.929
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,783.227	58.194	85.540	4,755.881
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	4,684.731	7.624	1,119.864	3,572.491
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	92.464	0.000	0.463	92.001
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	281,795.706	1,291.949	20,867.222	262,220.433
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,654.046	0.000	24.891	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	277.317	-0.001	273.425	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	117,082.666	7,125.612	23,508.105	100,700.173
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	6,078.934	0.000	6,061.608	17.326
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,943.643	26.989	95.427	3,875.205
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	3,072.670	8.531	1,396.358	1,684.843
Discovery Portfolio-Class I - 1.50% series contract	71.883	0.000	0.140	71.743
Discovery Portfolio-Class I - 1.40% series contract	32,200.203	3,273.886	5,620.891	29,853.198
Discovery Portfolio-Class I - 1.10% series contract	68.185	0.000	24.095	44.090
Discovery Portfolio-Class I - 0.95% series contract	937.047	146.488	497.201	586.334
U.S. Real Estate Portfolio-Class I - 1.40% series contract	90,287.771	2,317.458	6,828.925	85,776.304
U.S. Real Estate Portfolio-Class I - 1.25% series contract	2,096.842	0.000	2,034.859	61.983
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,858.039	36.882	54.015	1,840.906
U.S. Real Estate Portfolio-Class I - 0.95% series contract	965.309	400.962	527.132	839.139
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	72,122.550	1,890.321	19,269.515	54,743.356
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	0.000	377.555	0.000
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,029.086	0.000	54.586	974.500
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	5,135.338	9.444	525.760	4,619.022
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	183,301.602	27,746.035	46,609.331	164,438.306
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,488.830	0.000	6,425.928	62.902
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,603.675	56.211	243.556	13,416.330
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	15,332.777	97.402	843.405	14,586.774
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	42.674	0.000	42.674	0.000
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	30,903.534	438.177	3,295.799	28,045.912
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	45.425	0.000	45.425	0.000
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	33,522.333	231.387	4,961.300	28,792.420
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	29,254.896	643.748	2,222.648	27,675.996
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	2,122.229	0.000
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Periods Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	85	$62.876636	$70.885349	$5,376	0.60%	0.95%	1.40%	13.99%	14.50%
Invesco V.I. Capital Appreciation Fund-Series I Shares	43	37.733275	41.966585	1,646	0.00%	0.95%	1.50%	33.35%	34.10%
Invesco V.I. Comstock Fund-Series I Shares	166	28.267698	30.336144	4,756	1.72%	0.95%	1.50%	10.68%	11.29%
Invesco V.I. Conservative Balanced Fund-Series I Shares	48	15.596774	17.013934	755	1.84%	0.95%	1.40%	11.03%	11.53%
Invesco V.I. Core Equity Fund-Series I Shares	115	28.138244	30.498994	3,241	0.74%	0.95%	1.40%	21.64%	22.20%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	521	12.882484	13.099593	6,715	0.00%	0.95%	1.40%	11.57%	12.08%
Invesco V.I. Diversified Dividend Fund-Series I Shares	40	25.427804	26.939588	1,011	1.83%	0.95%	1.40%	7.52%	8.01%
Invesco V.I. Health Care Fund-Series I Shares	72	32.493874	36.018962	2,337	0.00%	0.95%	1.40%	1.58%	2.05%
Invesco V.I. High Yield Fund-Series I Shares	32	21.219331	23.209373	692	5.24%	0.95%	1.40%	8.64%	9.13%
Invesco V.I. Main Street Fund®-Series I Shares	48	36.946733	40.303303	1,783	0.81%	0.95%	1.40%	21.50%	22.05%
Invesco V.I. Small Cap Equity Fund-Series I Shares	41	32.672343	35.641194	1,356	0.00%	0.95%	1.40%	14.95%	15.47%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	35	16.317851	17.605828	580	1.97%	0.95%	1.40%	11.25%	11.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	22	12.406476	13.385724	271	2.22%	0.95%	1.40%	6.34%	6.82%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	76	17.913447	19.327362	1,387	1.79%	0.95%	1.40%	13.66%	14.18%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	34	14.284291	15.411755	497	2.05%	0.95%	1.40%	9.05%	9.55%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	225	21.307647	22.489093	4,846	0.00%	0.95%	1.50%	18.88%	19.55%
VP Large Company Value Fund-Class I	76	26.402502	28.801443	2,024	2.54%	0.95%	1.40%	2.43%	2.90%
VP Mid Cap Value Fund-Class I	113	41.820841	45.620209	4,754	2.24%	0.95%	1.40%	4.65%	5.13%
VP Ultra® Fund-Class I	103	52.684277	58.593970	5,566	0.00%	0.95%	1.50%	41.36%	42.15%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	29	24.430645	26.359145	715	0.55%	0.95%	1.40%	16.34%	16.87%
Technology Growth Portfolio-Initial Shares	260	55.856836	62.123154	14,825	0.00%	0.95%	1.50%	57.04%	57.91%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	812	52.754605	61.080431	44,024	1.42%	0.95%	1.50%	24.05%	24.74%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	150	39.787520	43.100283	5,957	0.77%	1.10%	1.40%	22.09%	22.46%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	132	52.581585	59.276483	6,964	0.71%	0.95%	1.40%	19.28%	19.82%
Government Money Market Portfolio	3,781	1.108595	1.232672	4,207	4.51%	0.95%	1.40%	2.87%	2.97%
Growth and Income Portfolio-Initial Shares	66	47.792971	53.878926	3,147	0.65%	0.95%	1.40%	24.92%	25.49%
Opportunistic Small Cap Portfolio-Initial Shares	132	29.653660	34.334455	4,024	0.33%	0.95%	1.50%	7.65%	8.25%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25	25.151850	27.136827	627	0.59%	0.95%	1.40%	18.44%	18.98%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	20	23.639526	25.505580	467	1.28%	0.95%	1.40%	30.78%	31.37%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	42.271891	47.276298	2,550	1.15%	0.95%	1.40%	15.13%	15.65%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	95	11.144507	12.024405	1,068	3.55%	0.95%	1.40%	19.07%	19.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	374	61.376858	69.191652	22,962	2.06%	0.95%	1.40%	13.80%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	191	83.693739	94.352212	16,023	0.15%	0.95%	1.40%	16.42%	16.95%
Janus Henderson VIT Forty Portfolio-Institutional Shares	235	57.583774	66.028154	13,900	0.19%	0.95%	1.50%	37.87%	38.64%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	240	35.316864	39.814290	8,481	0.92%	0.95%	1.40%	25.01%	25.58%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	218	37.686317	42.486205	8,225	1.51%	0.95%	1.40%	9.33%	9.82%
Janus Henderson VIT Research Portfolio-Institutional Shares	240	52.528284	60.819006	12,945	0.15%	0.95%	1.50%	41.03%	41.82%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	26	30.727728	33.719479	821	0.00%	0.95%	1.50%	42.18%	42.98%
U.S. Real Estate Portfolio-Class I	76	48.334703	54.490780	3,706	2.17%	0.95%	1.40%	12.92%	13.43%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	56	14.496496	15.813585	818	3.25%	0.95%	1.40%	2.22%	2.69%
PIMCO Total Return Portfolio-Administrative Class	163	15.197169	16.577876	2,495	3.61%	0.95%	1.40%	4.46%	4.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	28	12.502821	12.697239	357	1.34%	1.10%	1.40%	14.81%	15.16%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Periods Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	97	$55.161888	$61.906202	$5,379	0.70%	0.95%	1.40%	-3.97%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	51	28.295676	31.296096	1,465	0.00%	0.95%	1.50%	-31.82%	-31.44%
Invesco V.I. Comstock Fund-Series I Shares	187	25.540569	27.257697	4,852	1.63%	0.95%	1.50%	-0.39%	0.17%
Invesco V.I. Conservative Balanced Fund-Series I Shares	53	14.047478	15.254429	754	1.22%	0.95%	1.40%	-18.02%	-17.64%
Invesco V.I. Core Equity Fund-Series I Shares	131	23.131993	24.959187	3,021	0.86%	0.95%	1.40%	-21.66%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	570	11.546339	11.687760	6,584	0.00%	0.95%	1.40%	-31.95%	-31.64%
Invesco V.I. Diversified Dividend Fund-Series I Shares	49	23.648650	24.941126	1,149	1.83%	0.95%	1.40%	-3.05%	-2.61%
Invesco V.I. Health Care Fund-Series I Shares	86	31.987472	35.296933	2,741	0.00%	0.95%	1.40%	-14.53%	-14.14%
Invesco V.I. High Yield Fund-Series I Shares	34	19.532085	21.267076	659	3.83%	0.95%	1.40%	-10.82%	-10.41%
Invesco V.I. Main Street Fund®-Series I Shares	55	30.409629	33.022086	1,690	1.35%	0.95%	1.40%	-21.25%	-20.89%
Invesco V.I. Small Cap Equity Fund-Series I Shares	55	28.423582	30.865885	1,573	0.00%	0.95%	1.40%	-21.62%	-21.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36	14.668183	15.754246	535	1.73%	0.95%	1.40%	-14.10%	-13.71%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	23	11.667122	12.530946	267	1.34%	0.95%	1.40%	-13.05%	-12.65%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	79	15.760706	16.927666	1,265	1.36%	0.95%	1.40%	-14.46%	-14.07%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37	13.098784	14.068626	491	1.67%	0.95%	1.40%	-13.76%	-13.37%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	277	17.922925	18.812024	5,014	0.00%	0.95%	1.50%	-29.19%	-28.79%
VP Large Company Value Fund-Class I	85	25.775307	27.989824	2,201	2.02%	0.95%	1.40%	-1.65%	-1.21%
VP Mid Cap Value Fund-Class I	130	39.961798	43.394699	5,229	2.19%	0.95%	1.40%	-2.57%	-2.13%
VP Ultra® Fund-Class I	120	37.268293	41.219507	4,582	0.00%	0.95%	1.50%	-33.39%	-33.02%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	32	20.999399	22.554400	683	0.43%	0.95%	1.40%	-15.48%	-15.10%
Technology Growth Portfolio-Initial Shares	292	35.568841	39.340455	10,583	0.00%	0.95%	1.50%	-47.19%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	920	42.528319	48.967711	40,175	1.27%	0.95%	1.50%	-19.54%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	184	32.587961	36.571412	5,993	0.51%	0.95%	1.40%	-23.95%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	144	44.082205	49.469834	6,366	0.61%	0.95%	1.40%	-19.21%	-18.84%
Government Money Market Portfolio	1,555	1.077713	1.197106	1,684	1.15%	0.95%	1.40%	-0.15%	0.26%
Growth and Income Portfolio-Initial Shares	76	38.259607	42.936272	2,920	0.72%	0.95%	1.40%	-16.01%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	147	27.547032	31.718663	4,155	0.00%	0.95%	1.50%	-17.87%	-17.41%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	33	21.235450	22.807575	715	0.64%	0.95%	1.40%	-20.20%	-19.84%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	23	18.076030	19.414610	421	1.10%	0.95%	1.40%	-21.25%	-20.89%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	71	36.717468	40.878226	2,601	0.87%	0.95%	1.40%	-21.75%	-21.39%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	135	9.359527	10.052747	1,272	3.09%	0.95%	1.40%	-8.90%	-8.48%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	457	53.932573	60.524087	24,651	1.14%	0.95%	1.40%	-17.57%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	216	71.887489	80.675308	15,579	0.19%	0.95%	1.40%	-17.12%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	263	41.766629	47.626588	11,280	0.16%	0.95%	1.50%	-34.55%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	273	28.251596	31.705077	7,716	0.96%	0.95%	1.40%	-20.54%	-20.18%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	249	34.471528	38.685845	8,599	1.61%	0.95%	1.40%	-9.88%	-9.47%
Janus Henderson VIT Research Portfolio-Institutional Shares	265	37.245869	42.886020	10,133	0.14%	0.95%	1.50%	-30.94%	-30.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	106	18.793689	21.090930	2,007	3.94%	0.95%	1.40%	-15.53%	-15.14%
Discovery Portfolio-Class I	31	21.611129	23.584158	672	0.00%	0.95%	1.50%	-63.52%	-63.32%
U.S. Real Estate Portfolio-Class I	89	42.805228	48.038442	3,800	1.16%	0.95%	1.40%	-28.07%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	60	14.181160	15.399470	862	6.74%	0.95%	1.40%	-13.14%	-12.75%
PIMCO Total Return Portfolio-Administrative Class	193	14.548337	15.798160	2,830	2.67%	0.95%	1.40%	-15.51%	-15.12%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	28	15.527423	15.527423	435	0.78%	1.40%	1.40%	-13.89%	-13.89%
Timothy Plan Strategic Growth Portfolio Variable Series	29	15.990763	15.990763	460	0.93%	1.40%	1.40%	-14.17%	-14.17%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	29	10.889807	11.025674	313	3.16%	1.10%	1.40%	-18.97%	-18.73%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Periods Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	109	$57.444554	$64.175442	$6,289	0.45%	0.95%	1.40%	26.16%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	54	41.501754	45.647719	2,280	0.00%	0.95%	1.50%	20.73%	21.41%
Invesco V.I. Comstock Fund-Series I Shares	208	25.640535	27.212717	5,390	1.81%	0.95%	1.50%	31.36%	32.09%
Invesco V.I. Conservative Balanced Fund-Series I Shares	62	17.134632	18.522377	1,072	1.51%	0.95%	1.40%	9.08%	9.58%
Invesco V.I. Core Equity Fund-Series I Shares	146	29.526635	31.714325	4,302	0.65%	0.95%	1.40%	25.95%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	635	16.966960	17.096742	10,773	0.00%	0.95%	1.40%	17.43%	17.97%
Invesco V.I. Diversified Dividend Fund-Series I Shares	51	24.393330	25.609842	1,253	2.09%	0.95%	1.40%	17.23%	17.77%
Invesco V.I. Health Care Fund-Series I Shares	90	37.424317	41.108827	3,352	0.21%	0.95%	1.40%	10.73%	11.23%
Invesco V.I. High Yield Fund-Series I Shares	44	21.901477	23.738766	967	4.68%	0.95%	1.40%	2.92%	3.39%
Invesco V.I. Main Street Fund®-Series I Shares	59	38.615183	41.742237	2,307	0.69%	0.95%	1.40%	25.78%	26.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	63	36.262982	39.200102	2,283	0.18%	0.95%	1.40%	18.72%	19.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	49	17.076305	18.257430	834	1.28%	0.95%	1.40%	9.24%	9.74%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	25	13.418391	14.346478	338	1.34%	0.95%	1.40%	0.85%	1.31%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	97	18.425977	19.700463	1,811	1.07%	0.95%	1.40%	13.28%	13.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38	15.189111	16.239689	576	1.38%	0.95%	1.40%	4.98%	5.46%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	306	25.310689	26.418750	7,807	0.00%	0.95%	1.50%	9.49%	10.10%
VP Large Company Value Fund-Class I	97	26.208755	28.331466	2,561	1.49%	0.95%	1.40%	20.01%	20.56%
VP Mid Cap Value Fund-Class I	150	41.017196	44.338759	6,164	1.18%	0.95%	1.40%	21.48%	22.03%
VP Ultra® Fund-Class I	130	55.948770	61.536995	7,417	0.00%	0.95%	1.50%	21.31%	21.99%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	37	24.845993	26.564708	937	0.47%	0.95%	1.40%	23.80%	24.37%
Technology Growth Portfolio-Initial Shares	318	67.354634	74.082592	21,792	0.00%	0.95%	1.50%	11.23%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	990	52.857336	60.523089	53,697	1.14%	0.95%	1.50%	26.49%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	204	42.851082	47.870744	8,771	0.77%	0.95%	1.40%	25.22%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	173	54.564241	60.955032	9,384	0.44%	0.95%	1.40%	25.35%	25.92%
Government Money Market Portfolio	1,854	1.079301	1.194023	2,010	0.01%	0.95%	1.40%	-1.29%	-0.78%
Growth and Income Portfolio-Initial Shares	88	45.551606	50.887610	4,001	0.48%	0.95%	1.40%	23.87%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	158	33.540192	38.405179	5,433	0.12%	0.95%	1.50%	14.72%	15.36%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37	26.611253	28.451641	999	0.36%	0.95%	1.40%	19.70%	20.24%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	28	22.952926	24.540758	646	0.55%	0.95%	1.40%	16.20%	16.73%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	84	46.920950	52.000745	3,924	0.87%	0.95%	1.40%	12.90%	13.42%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	164	10.273677	10.984520	1,691	2.00%	0.95%	1.40%	2.70%	3.17%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	517	65.428890	73.092239	33,788	0.90%	0.95%	1.40%	15.56%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	234	86.732490	96.893191	20,353	0.32%	0.95%	1.40%	15.20%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	295	63.813174	72.362244	19,303	0.00%	0.95%	1.50%	21.05%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	298	35.553685	39.718606	10,610	0.52%	0.95%	1.40%	16.44%	16.97%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	284	38.251898	42.733453	10,862	1.16%	0.95%	1.40%	11.99%	12.51%
Janus Henderson VIT Research Portfolio-Institutional Shares	285	53.933650	61.756115	15,758	0.10%	0.95%	1.50%	18.53%	19.19%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	130	22.248521	24.854754	2,906	3.97%	0.95%	1.40%	-1.72%	-1.27%
Discovery Portfolio-Class I	33	59.240604	64.288999	2,005	0.00%	0.95%	1.50%	-12.40%	-11.91%
U.S. Real Estate Portfolio-Class I	95	59.513452	66.485819	5,679	2.05%	0.95%	1.40%	37.85%	38.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	79	16.326741	17.648937	1,292	4.88%	0.95%	1.40%	4.13%	4.61%
PIMCO Total Return Portfolio-Administrative Class	219	17.218209	18.612541	3,803	1.78%	0.95%	1.40%	-2.65%	-2.20%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31	17.677399	18.032924	558	0.72%	1.40%	1.50%	6.31%	6.42%
Timothy Plan Strategic Growth Portfolio Variable Series	34	18.263939	18.631120	625	0.74%	1.40%	1.50%	10.83%	10.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	32	13.439982	13.566417	436	1.12%	1.10%	1.40%	10.28%	10.61%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Periods Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	59	$34.941573	$37.599505	$2,061	0.00%	0.95%	1.40%	34.67%	35.29%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	15.707637	16.902660	1,065	2.11%	0.95%	1.40%	13.24%	13.76%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	716	14.448404	14.492734	10,349	0.00%	0.95%	1.40%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	73	30.699501	33.034829	2,259	1.34%	0.95%	1.40%	12.34%	12.86%
Invesco V.I. American Value Fund-Series I Shares	122	45.533139	50.637323	5,568	0.77%	0.95%	1.40%	-0.30%	0.16%
Invesco V.I. Comstock Fund-Series I Shares	247	19.519087	20.600974	4,879	2.05%	0.95%	1.50%	-2.34%	-1.80%
Invesco V.I. Core Equity Fund-Series I Shares	165	23.442820	25.065379	3,863	1.25%	0.95%	1.40%	12.25%	12.77%
Invesco V.I. Diversified Dividend Fund-Series I Shares	62	20.808037	21.746513	1,296	2.76%	0.95%	1.40%	-1.26%	-0.81%
Invesco V.I. Health Care Fund-Series I Shares	93	33.798976	36.957773	3,136	0.29%	0.95%	1.40%	12.85%	13.37%
Invesco V.I. High Yield Fund-Series I Shares	49	21.279920	22.960252	1,041	5.35%	0.95%	1.40%	1.87%	2.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	71	30.545858	32.869895	2,189	0.30%	0.95%	1.40%	25.46%	26.03%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	56	15.632089	16.637374	881	1.75%	0.95%	1.40%	7.59%	8.08%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27	13.305826	14.161473	369	1.71%	0.95%	1.40%	5.00%	5.48%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	135	16.266374	17.312477	2,227	1.85%	0.95%	1.40%	8.46%	8.96%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	14.468792	15.399236	595	2.04%	0.95%	1.40%	6.91%	7.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340	23.117417	23.995406	7,922	0.00%	0.95%	1.50%	40.31%	41.10%
VP Large Company Value Fund-Class I	105	21.839096	23.500669	2,307	1.56%	0.95%	1.40%	1.18%	1.64%
VP Mid Cap Value Fund-Class I	165	33.764588	36.333065	5,597	1.57%	0.95%	1.40%	-0.21%	0.25%
VP Ultra® Fund-Class I	147	46.119352	50.444191	6,913	0.00%	0.95%	1.50%	47.60%	48.43%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	47	20.068949	21.359765	944	0.48%	0.95%	1.40%	6.33%	6.82%
Technology Growth Portfolio-Initial Shares	351	60.551778	66.230329	21,582	0.24%	0.95%	1.50%	67.37%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,118	41.788789	47.583744	47,893	1.44%	0.95%	1.50%	16.23%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	219	34.220597	38.055631	7,507	1.05%	0.95%	1.40%	22.40%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	195	43.529044	48.406481	8,456	0.75%	0.95%	1.40%	21.95%	22.51%
Government Money Market Portfolio	2,255	1.093430	1.203468	2,474	0.19%	0.95%	1.40%	-1.10%	-0.62%
Growth and Income Portfolio-Initial Shares	96	36.773126	40.894229	3,544	0.69%	0.95%	1.40%	22.88%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	182	29.237798	33.292847	5,446	0.56%	0.95%	1.50%	18.09%	18.75%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	51	22.231976	23.661527	1,153	0.45%	0.95%	1.40%	20.71%	21.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	38	19.752528	21.023031	764	0.61%	0.95%	1.40%	10.15%	10.66%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	91	41.559829	45.849925	3,771	1.03%	0.95%	1.40%	17.75%	18.29%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	161	10.003590	10.647149	1,624	3.11%	0.95%	1.40%	-2.55%	-2.10%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	594	56.621270	62.965661	33,616	1.70%	0.95%	1.40%	12.71%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	261	75.291243	83.729416	19,643	0.06%	0.95%	1.40%	17.80%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	323	52.714650	59.444924	17,452	0.27%	0.95%	1.50%	37.31%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	329	30.534712	33.956707	10,051	0.66%	0.95%	1.40%	18.38%	18.92%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	316	34.155244	37.983530	10,797	1.19%	0.95%	1.40%	14.66%	15.19%
Janus Henderson VIT Research Portfolio-Institutional Shares	329	45.502581	51.812901	15,356	0.39%	0.95%	1.50%	30.95%	31.69%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	156	22.637779	25.174652	3,540	2.86%	0.95%	1.40%	6.29%	6.77%
Discovery Portfolio-Class I	45	68.567750	72.976940	3,106	0.00%	0.95%	1.40%	148.77%	149.90%
U.S. Real Estate Portfolio-Class I	105	43.173937	48.013084	4,522	2.44%	0.95%	1.40%	-18.02%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	90	15.679073	16.871796	1,424	1.45%	0.95%	1.40%	10.15%	10.65%
PIMCO Total Return Portfolio-Administrative Class	254	17.686765	19.032133	4,526	2.09%	0.95%	1.40%	7.14%	7.63%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	37	16.628610	16.945841	619	0.68%	1.40%	1.50%	6.61%	6.72%
Timothy Plan Strategic Growth Portfolio Variable Series	42	16.479404	16.793671	703	0.49%	1.40%	1.50%	7.54%	7.65%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	42	12.187559	12.264867	517	3.24%	1.10%	1.40%	10.35%	10.69%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Periods Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	67	$25.945840	$27.792358	$1,756	0.06%	0.95%	1.40%	34.29%	34.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	13.870510	14.857783	932	2.32%	0.95%	1.40%	15.87%	16.40%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	84	27.326435	29.271142	2,308	1.12%	0.95%	1.40%	30.23%	30.83%
Invesco V.I. American Value Fund-Series I Shares	131	44.648071	50.556589	5,970	0.69%	0.95%	1.50%	23.15%	23.84%
Invesco V.I. Comstock Fund-Series I Shares	277	19.987709	20.978006	5,586	1.94%	0.95%	1.50%	23.42%	24.11%
Invesco V.I. Core Equity Fund-Series I Shares	179	20.884135	22.227823	3,742	1.06%	0.95%	1.40%	27.16%	27.74%
Invesco V.I. Diversified Dividend Fund-Series I Shares	69	21.074460	21.924534	1,456	2.91%	0.95%	1.40%	23.34%	23.90%
Invesco V.I. Health Care Fund-Series I Shares	109	29.949460	32.599255	3,284	0.04%	0.95%	1.40%	30.65%	31.25%
Invesco V.I. High Yield Fund-Series I Shares	55	20.889853	22.436625	1,158	5.68%	0.95%	1.40%	11.92%	12.43%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	412	20.617090	21.518766	8,574	0.00%	0.95%	1.50%	32.33%	33.06%
Invesco V.I. Small Cap Equity Fund-Series I Shares	85	24.347354	26.080462	2,078	0.00%	0.95%	1.40%	24.83%	25.40%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	71	14.529538	15.393457	1,039	1.98%	0.95%	1.40%	14.63%	15.16%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	12.672433	13.425896	375	2.04%	0.95%	1.40%	7.99%	8.49%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144	14.997429	15.889197	2,188	1.82%	0.95%	1.40%	18.09%	18.63%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	13.534043	14.338756	559	2.10%	0.95%	1.40%	11.32%	11.83%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	385	16.475386	17.005924	6,379	0.00%	0.95%	1.50%	33.53%	34.28%
VP Large Company Value Fund-Class I	112	21.585337	23.121709	2,434	2.14%	0.95%	1.40%	25.69%	26.27%
VP Mid Cap Value Fund-Class I	193	33.835591	36.243486	6,567	2.13%	0.95%	1.40%	27.34%	27.92%
VP Ultra® Fund-Class I	168	31.245701	33.985680	5,349	0.00%	0.95%	1.50%	32.56%	33.30%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	48	18.873899	19.996294	921	0.37%	0.95%	1.40%	18.18%	18.72%
Technology Growth Portfolio-Initial Shares	400	36.178300	39.351142	14,684	0.00%	0.95%	1.50%	23.93%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,242	35.952796	40.710506	45,700	1.74%	0.95%	1.50%	29.22%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	240	27.957786	30.949362	6,711	1.53%	0.95%	1.40%	32.48%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	218	35.693379	39.511978	7,733	1.20%	0.95%	1.40%	34.19%	34.80%
Government Money Market Portfolio	1,930	1.087344	1.210919	2,143	1.59%	0.95%	1.50%	0.14%	0.58%
Growth and Income Portfolio-Initial Shares	112	29.254598	33.126852	3,368	1.14%	0.95%	1.50%	27.18%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	226	24.758976	28.035898	5,729	0.00%	0.95%	1.50%	19.95%	20.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	59	18.417377	19.512364	1,091	1.70%	0.95%	1.40%	23.80%	24.37%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	46	17.932096	18.998529	837	1.56%	0.95%	1.40%	29.33%	29.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	100	35.293731	38.759660	3,525	1.15%	0.95%	1.40%	23.47%	24.03%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	196	10.264855	10.875397	2,022	1.73%	0.95%	1.40%	10.95%	11.46%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	677	49.113515	55.611749	33,983	1.91%	0.95%	1.50%	20.75%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	304	63.916347	70.755833	19,494	0.21%	0.95%	1.40%	33.59%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	381	38.392346	43.053127	14,938	0.15%	0.95%	1.50%	35.10%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	355	25.794824	28.554919	9,162	1.03%	0.95%	1.40%	27.24%	27.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	365	29.787333	32.975029	10,883	1.88%	0.95%	1.40%	25.24%	25.81%
Janus Henderson VIT Research Portfolio-Institutional Shares	373	34.746734	39.345238	13,281	0.47%	0.95%	1.50%	33.49%	34.23%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	174	20.822802	23.577844	3,717	4.18%	0.95%	1.50%	9.22%	9.83%
Discovery Portfolio-Class I	44	27.563176	29.202282	1,203	0.00%	0.95%	1.40%	38.15%	38.78%
U.S. Real Estate Portfolio-Class I	124	52.664447	58.300107	6,546	1.96%	0.95%	1.40%	17.27%	17.81%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	102	14.234304	15.247334	1,466	1.81%	0.95%	1.40%	6.93%	7.42%
PIMCO Total Return Portfolio-Administrative Class	258	16.508614	17.683424	4,304	3.06%	0.95%	1.40%	6.85%	7.34%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	41	15.597572	15.878974	658	1.19%	1.40%	1.50%	13.94%	14.06%
Timothy Plan Strategic Growth Portfolio Variable Series	46	15.324599	15.600958	714	0.76%	1.40%	1.50%	17.98%	18.10%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	55	11.044006	11.080229	607	1.63%	1.10%	1.40%	16.76%	17.12%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

27

MassMutualAscend.com

191 Rosa Parks Street

Cincinnati, OH 45202

About us

At MassMutual Ascend, we are committed to going above and beyond – so when it comes to our customers’ financial futures, the impossible feels possible. As a leading provider of annuities, we see our products as more than just contracts. Our annuities are transparent and easier to understand, so our customers always know what to expect.

As a proud subsidiary of MassMutual with more than five decades of experience, we are proud to offer customers a level of strength and stability they can count on for years to come.

© 2024 MassMutual Ascend Life Insurance Company, Cincinnati, OH 45202.

All rights reserved. www.MassMutualAscend.com

5992-ASC    2/24

28

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

As of December 31, 2023 and 2022 and for each of the three years ended December 31, 2023, 2022 and 2021

with Independent Auditors’ Report

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

As of December 31, 2023 and 2022 and for each of the three years ended

December 31, 2023, 2022 and 2021

KPMG LLP Suite 3400 312 Walnut Street Cincinnati, OH 45202

Independent Auditors’ Report

The Board of Directors

Annuity Investors Life Insurance Company:

Opinions

We have audited the financial statements of Annuity Investors Life Insurance Company (the Company), which comprise the balance sheets statutory-basis as of December 31, 2023 and 2022, and the related statements of operations statutory-basis, statements of changes in capital and surplus statutory-basis, and statements of cash flow statutory basis for the years then ended, and the related notes to the financial statements (collectively, financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the balance sheets statutory-basis of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for the years then ended in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance described in Note B.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note B and

U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note B to the financial statements, in 2022, the Company elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. Our opinions are not modified with respect to this matter.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental schedule of selected statutory-basis financial data, supplemental investment disclosures, and supplemental schedule of life and health reinsurance disclosures is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Ohio Department of Insurance. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Cincinnati, Ohio

April 23, 2024

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

STATUTORY-BASIS

(Dollars in thousands, except share data)

	December 31
	2023	2022
ADMITTED ASSETS
Cash and invested assets:
Bonds - at amortized cost (fair value: $1,893,187 and $2,149,123)	$1,997,742	$2,322,409
Preferred stocks - principally at fair value (cost: $4,000 and $4,000)	4,181	4,000
Cash, cash equivalents and short-term investments	130,811	45,324
Policy loans	43,633	45,036
Equity index call options	20,275	24,814
Other invested assets	7,989	18,132

Total cash and invested assets	2,204,631	2,459,715
Investment income due and accrued	23,391	24,495
Net deferred federal income tax asset	4,933	1,713
Admitted disallowed interest maintenance reserve	11,396	—
Other admitted assets	925	1,604

Total general account admitted assets	2,245,276	2,487,527
Separate account assets	524,809	499,063

Total admitted assets	$2,770,085	$2,986,590

LIABILITIES, CAPITAL AND SURPLUS
Liabilities:
Annuity reserves	$1,752,011	$2,027,101
Liability for deposit-type contracts	14,536	16,363
Policy and contract claims	4,167	6,869
Asset valuation reserve	17,977	17,914
Interest maintenance reserve	—	4,867
Current federal income tax payable	1,199	752
Commissions and general expenses due and accrued	3,327	2,954
Taxes, licenses and fees due and accrued	206	331
Transfers from separate accounts due and accrued	(48)	—
Collateral	6,149	2,269
Equity index call options	15,291	20,131
Other liabilities	2,954	3,816

Total general account liabilities	1,817,769	2,103,367
Separate account liabilities	524,809	499,063

Total liabilities	2,342,578	2,602,430
Capital and surplus:
Common stock - $125 par value; 25,000 shares authorized; 20,000 shares issued and outstanding	2,500	2,500
Gross paid-in and contributed surplus	171,550	171,550
Unassigned funds	242,061	210,110
Aggregate write-in for special surplus funds	11,396	—

Total capital and surplus	427,507	384,160

Total liabilities, capital and surplus	$2,770,085	$2,986,590

See accompanying notes to statutory-basis financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2023	2022	2021
Premiums and other revenues:
Premiums and annuity considerations	$65,103	$82,172	$97,434
Net investment income	102,481	92,554	105,179
Amortization of interest maintenance reserve	(71)	1,633	1,444
Contract charges - separate accounts	6,866	7,507	9,237
Charges and fees for deposit-type contracts	374	149	191
Other income	2,842	3,034	3,327

Total premiums and other revenues	177,595	187,049	216,812

Benefits and expenses:
Policyholders’ benefits	447,778	270,838	304,671
Change in policy and contract reserves	(275,090)	(79,670)	(65,290)
Change in policy and contract claim reserves	(2,702)	1,750	565
Commission expenses	6,243	7,481	8,691
General insurance expenses	6,706	11,245	12,350
Insurance taxes, licenses and fees	612	950	919
Net transfers from separate accounts	(62,026)	(54,798)	(76,609)

Total benefits and expenses	121,521	157,796	185,297

Income from operations before federal income taxes and net realized capital (losses) gains	56,074	29,253	31,515
Federal income tax expense	(11,846)	(4,222)	(5,321)

Income from operations before net realized capital (losses) gains	44,228	25,031	26,194
Net realized capital (losses) gains:
Net realized capital (losses) gains before related federal income taxes and transfers to interest maintenance reserve	(23,088)	(521)	8,713
Federal income tax benefit (expense) on net realized capital (losses) gains	2,445	22	(2,059)
Interest maintenance reserve transfers, net of tax	16,334	(441)	(4,733)

Net realized capital (losses) gains	(4,309)	(940)	1,921

Net income	$39,919	$24,091	$28,115

See accompanying notes to statutory-basis financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2023	2022	2021
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Gross paid-in and contributed surplus:
Balance at beginning and end of year	$171,550	$171,550	$171,550

Unassigned funds:
Balance at end of prior year	$210,110	$196,452	$169,222
Change in reserve on account of change in valuation basis*	—	3,418	—
Cumulative effect of change in accounting principle*	—	(11,112)	—

Adjusted beginning balance*	210,110	188,757	169,222
Net income	39,919	24,091	28,115
Change in net unrealized losses on equity index call options	—	—	(423)
Change in net unrealized capital gains (losses), net of deferred taxes	375	(603)	91
Change in net deferred tax asset	2,557	387	107
Change in nonadmitted assets	559	(826)	11
Change in admitted disallowed interest maintenance reserve	(11,396)	—	—
Change in asset valuation reserve	(63)	(1,696)	(671)

Balance at end of year	$242,061	$210,110	$196,452

Special surplus funds:
Balance at end of prior year	$—	$—	$—
Change in admitted disallowed interest maintenance reserve	11,396	—	—

Balance at end of year	$11,396	$—	$—

Total capital and surplus	$427,507	$384,160	$370,502

*

Effective January 1, 2022, the Company elected to apply Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (OAC 3901-1-67) to its derivative instruments hedging fixed-indexed products and fixed-indexed annuity reserve liabilities. At adoption, the decrease in statutory surplus of ($5.5 million) was comprised of $3.4 million in change in reserve on account of change in valuation basis, ($11.1 million) in cumulative effect of change in accounting principle, $1.6 million in change in net deferred income tax and $0.6 million in change in nonadmitted assets.

See accompanying notes to statutory-basis financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOW

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2023	2022	2021
Operations:
Premiums and annuity considerations	$65,103	$82,172	$97,434
Net investment income	112,328	100,589	117,493
Benefits paid	(444,028)	(266,807)	(300,141)
Commissions, expenses and other deductions	(13,623)	(21,375)	(21,498)
Net transfers from separate accounts	55,111	47,291	68,953
Contract charges - separate accounts	6,866	7,507	9,237
Federal income taxes paid	(8,954)	(5,501)	(6,581)
Other	9,774	10,544	12,552

Net cash used in operations	(217,423)	(45,580)	(22,551)

Investing activities:
Sales, maturities or repayments of investments, net:
Bonds	452,927	297,166	426,590
Stocks	—	—	2,008
Other invested assets	9,461	—	—
Purchases of investments:
Bonds	(149,078)	(422,466)	(247,092)
Stocks	—	(4,000)	—
Miscellaneous applications	(10,191)	(9,657)	(13,623)
Net decrease in policy loans	1,403	2,155	3,452

Net cash provided by (used in) investing activities	304,522	(136,802)	171,335

Financing and miscellaneous activities:
Net withdrawals on deposit-type contracts	(5,203)	(5,584)	(6,338)
Other	3,591	4,055	(1,961)

Net cash used in financing and miscellaneous activities	(1,612)	(1,529)	(8,299)

Net increase (decrease) in cash, cash equivalents and short-term investments	85,487	(183,911)	140,485
Cash, cash equivalents and short-term investments at beginning of year	45,324	229,235	88,750

Cash, cash equivalents and short-term investments at end of year	$130,811	$45,324	$229,235

Cash flow information for non-cash transactions:
Bonds transferred to other invested assets	$350	$—
Bond conversions and refinancing	—	12,804

See accompanying notes to statutory-basis financial statements.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

A.	ORGANIZATION AND NATURE OF OPERATIONS

Annuity Investors Life Insurance Company (“AILIC” or “the Company”), a stock life insurance company domiciled in the State of Ohio, is a wholly-owned subsidiary of MassMutual Ascend Life Insurance Company (“MMALIC”). As of May 28, 2021, MMALIC is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, MMALIC, previously known as Great American Life Insurance Company, was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”). AILIC markets individual and group fixed, individual fixed-indexed, and individual and group variable annuities nationwide primarily to the savings and retirement markets. The Company is licensed in forty-eight states and the District of Columbia.

B.	SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (“NAIC”) and the Ohio Department of Insurance, which vary in some respects from U.S. generally accepted accounting principles (“GAAP”). Although the differences to GAAP have not been quantified, they are presumed to be material. The more significant of the differences using these statutory policies versus GAAP are as follows:

(a)	annuity receipts are accounted for as revenues versus liabilities for GAAP,

(b)	costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs, are expensed at the time incurred versus being capitalized for GAAP,

(c)

reserves established for future policy benefits are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP. Beginning on January 1, 2022, certain indexed annuity reserves are calculated in accordance with a prescribed practice under the Ohio Administrative Code discussed in footnote E,

(d)

for statutory reporting, an Interest Maintenance Reserve (“IMR”) is provided, whereby portions of certain realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC,

(e)

investments in bonds considered “available for sale” (as defined by GAAP) are generally recorded at amortized cost versus fair value for GAAP, except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value,

(f)

investments in non-affiliated common stocks are carried at fair value. Redeemable preferred stocks rated RP1 through RP3 are stated at book value. All other redeemable preferred stocks are stated at the lower of book value or fair value. Perpetual preferred stocks are stated at fair value, not to exceed any effective call price. GAAP requires that equity securities are carried at fair value with holding gains and losses reported in realized gains,

(g)	for statutory reporting, surplus notes are carried at book value. Under GAAP, surplus notes are considered investment in bonds “available for sale” recorded at fair value,

(h)

for statutory reporting, an Asset Valuation Reserve (“AVR”) is provided under a formula prescribed by the NAIC as a valuation allowance for invested assets, which reclassifies a portion of surplus to liabilities,

(i)

the cost of certain assets designated as “nonadmitted assets” (principally advance commissions paid to agents, certain investment income due and accrued, deferred tax assets (“DTA”) in excess of statutory limitations) is charged against surplus,

(j)	prior to January 1, 2022, the mark to market on equity index call options was included as an unrealized gain/(loss) in unassigned funds versus income for GAAP,

(k)	the fixed-indexed annuity options are carried at amortized cost versus fair value for GAAP. Prior to January 1, 2022, fixed- indexed annuity options were carried at fair value,

(l)	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability,

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(m)

in accordance with Statement of Statutory Accounting Principle (“SSAP”) No. 101 – Income Taxes, DTAs are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service (“IRS”) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net DTAs, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross DTAs that can be offset against existing gross deferred tax liabilities (“DTL”). The remaining DTAs are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, a DTA is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs not realizable,

(n)

for statutory reporting, cash, cash equivalents, and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents include cash balances and investments with initial maturities of three months or less, and negative cash balances are reported as negative assets,

(o)	changes in deferred taxes are recognized in operations under GAAP versus a change in surplus for statutory reporting,

(p)	statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the Ohio Department of Insurance,

(q)	statutory statements of cash flows are presented on the basis prescribed by the NAIC, and

(r)	statutory financial statements do not include accumulated other comprehensive income.

INTEREST RATE RISK

Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:

•	the unrealized gains and losses in the investment portfolio;

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.

CREDIT RISK

Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.

PRESCRIBED OR PERMITTED PRACTICES

The Ohio Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Ohio Insurance Law. The NAIC’s Accounting Practices and Procedures Manual, (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Ohio. The Company has no prescribed or permitted practices that would result in differences between NAIC SAP and the State of Ohio with the exception of OAC 3901-1-67.

Effective January 1, 2022, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging fixed- indexed products and fixed-indexed reserve liabilities. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income. Additionally, the cash surrender value reserves for fixed-indexed products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term through change in policy and contract reserves.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income (loss) between NAIC SAP and prescribed practice is shown below:

				Year Ended December 31
Net Income (in thousands)	SSAP #	F/S Page	State of Domicile	2023	2022	2021
(1) State basis	XXX	XXX	XXX	$39,919	$24,091	$28,115
(2) State prescribed practices that increase/(decrease) NAIC SAP OAC 3901-1-67:	XXX	XXX	XXX
Derivative instruments	86	4	OH	36	797	—
Reserves for fixed indexed annuities	51	4	OH	2,473	(3,117)	—
(3) State permitted practices that increase/(decrease) NAIC SAP	XXX	XXX	XXX	—	—	—

(4) NAIC SAP (1-2-3=4)	XXX	XXX	XXX	$37,410	$26,411	$28,115

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed practice is shown below:

				Year Ended December 31
Surplus (in thousands)	SSAP #	F/S Page	State of Domicile	2023	2022	2021
(5) Statutory surplus state basis	XXX	XXX	XXX	$427,507	$384,160	$370,502
(6) State prescribed practices that increase/(decrease) NAIC SAP OAC 3901-1-67:
Derivative instruments	86	2, 4	OH	(8,924)	(749)	—
Reserves for fixed indexed annuities	51	3, 4	OH	2,774	301	—
Tax impact	101	2, 4	OH	1,858	661	—
(7) State permitted practices that increase/(decrease) NAIC SAP	XXX	XXX	XXX	—	—	—

(8) NAIC SAP (5-6-7=8)	XXX	XXX	XXX	$431,799	$383,947	$370,502

Preparation of the statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

INVESTMENTS

Investments are generally stated as follows:

a)

bonds with a NAIC rating 1 through 5 are stated at amortized cost using the interest method; all others are stated at the lower of amortized cost or fair value. For residential mortgage-backed securities (“MBS”), commercial MBS and loan-backed and structured securities (“LBASS”), the NAIC has retained a third-party investment management firm to assist in the determination of the appropriate NAIC designations and Book Adjusted Carrying Values based on not only the probability of loss, but also the severity of loss. Those residential MBS, commercial MBS and LBASS securities that are not modeled but receive a current year NAIC Credit Rating Provider rating equal to NAIC 1 and 2 are stated at amortized cost and NAIC 3-6 are stated at lower of amortized cost or fair value. Dealer modeled prepayment assumptions are used for mortgage-backed and asset-backed securities at the date of purchase to determine effective yields; significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis,

b)	short-term investments are carried at cost,

c)

redeemable preferred stocks rated RP1 through RP3 are stated at book value. All other redeemable preferred stocks are stated at the lower of book value or fair value. Perpetual preferred stocks are stated at fair value, not to exceed any effective call price,

d)	common stocks are carried at fair value,

e)	fixed-indexed annuity options are carried at amortized cost. Prior to January 1, 2022, fixed indexed annuity options were carried at fair value,

f)	other invested assets, consisting of surplus notes, are stated at the lower of amortized cost or fair value,

g)	policy loans are stated at the aggregate unpaid balance.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

If it is determined that a decline in fair value of a specific investment is other-than-temporary, an impairment is recognized as a realized capital loss. Investments that are in an unrealized loss position that the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value. Loan-backed and structured securities (included in bonds) that are in an unrealized loss position that the Company has the intent and ability to hold until recovery, are written down only to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. All other bonds that are in an unrealized loss position that the Company has the intent and ability to hold until recovery are written down to fair value if declines are credit-related and not written down for interest-related declines. When a decline in the value of a specific investment is considered to be other-than-temporary, a provision for impairment is charged to earnings (included in net realized capital losses) and the cost basis of that investment is reduced by the amount of the charge.

The Company’s equity index call options are derivative instruments. The Company’s derivative instruments do not meet the criteria for hedge accounting and are accounted for at amortized cost. Subsequent to the adoption of OAC 3901-1-67 on January 1, 2022, options related to fixed-indexed annuities are recorded at amortized cost with amortization and expirations recorded in net investment income.

Counterparties to financial instruments expose the Company to credit-related losses in the event of nonperformance, but the Company does not expect any counterparties to fail to meet their obligations and expects any nonperformance to not have a material impact on the Company’s financial statements.

Investments having maturities of three months or less when purchased are considered to be cash equivalents for purposes of the statutory-basis financial statements. The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. Gains and losses deferred from realized capital gains and losses are reported in interest maintenance reserve transfers, net of tax on the Statement of Operations. The IMR is amortized into investment income over the approximate remaining life of the investments sold.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the fair value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS

Annuity premiums and considerations are recognized as revenue when received.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying statutory-basis balance sheet represent funds that are separately administered for annuity contracts, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder account values are included in Contract charges – separate accounts in the Statement of Operations.

POLICY BENEFIT RESERVES

Annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity policy and deposit fund reserves are based on principles underlying the Commissioners Annuity Reserve Valuation Method. Valuation interest rates range from 2.00% to 7.00%. Valuation mortality rates are from the 1983 Individual Annuity Mortality table, 1994 Minimum Guaranteed Death Benefit Mortality table, the Annuity 2000 mortality table and the 2012 Individual Annuity Reserving mortality table. Reserves for fixed-indexed annuities are calculated using the market value reserve method as defined in NAIC Actuarial Guideline 35, adjusted in accordance with OAC 3901-1-67. Prior to 2022, reserves for fixed-indexed annuities were calculated using the market value reserve method as defined in NAIC Actuarial Guideline 35.

Tabular interest, tabular less actual reserves released and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. The total reserve for variable annuities, which includes a provision for the GMDB, is determined according to the provisions of NAIC VM-21.

The liability for unreported claims is based on actual, recent Company experience of unreported annuity claim development. This experience is monitored and the liability is adjusted accordingly each quarter.

The Company is required to perform an annual asset adequacy test of reserves, to determine if they are adequate under moderately adverse conditions. The Appointed Actuary oversees the analysis and determines if and how much additional reserves are required. As of December 31, 2023 and 2022 additional reserves were not required.

FEDERAL INCOME TAXES

Through the first five months of 2021, the Company had an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense was determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments were made quarterly during the year. Following year-end, additional settlements would be made on the original due date of the return and, when extended, at the time the return was filed. The method of allocation among the companies under the agreement was based upon separate return calculations with current credit for net losses to the extent the losses provided a benefit in the consolidated return.

Beginning in June of 2021, MMALIC and its subsidiaries entered into a separate intercompany tax allocation agreement (the Tax Agreement). The Tax Agreement sets forth the manner in which the total combined federal income is allocated among the subsidiaries. The Tax Agreement provides MMALIC with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Tax Agreement provides MMALIC with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed.

NEW ACCOUNTING STANDARDS

In June 2022, the NAIC adopted modifications to SSAP No. 25, Affiliates and Other Related Parties and SSAP No. 43R, Loan-Backed and Structured Securities, effective December 31, 2022. The modifications clarify application of the existing affiliate definition and incorporate disclosure requirements for all investments that involve related parties, regardless of whether they meet the affiliate definition. The revisions to SSAP No. 43R also included additional clarifications that the investments from any arrangements that results in direct or indirect control, which include but are not limited to control through a servicer, shall be reported as affiliated investments. The modifications did not have a material effect on the Company’s financial statements.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In August 2023, the NAIC adopted INT 23-01T —Disallowed IMR (“INT 23-01T”). INT 23-01T provides optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net deferred tax assets and admitted disallowed IMR. An insurer will only be able to admit the negative IMR if the insurer’s risk-based capital is over 300% authorized control level after adjusting to remove the assets described above.

As adopted, negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01T was adopted by the Company as of September 30, 2023 and will be effective through December 31, 2025. To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01T will be reflected in the Company’s financial position, results of operations, and financial statement disclosures. The Company has adopted this guidance and the adoption resulted in an admitted disallowed IMR of $11.4 million.

In March 2023, the NAIC adopted modifications to SSAP No. 34 – Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures and data capture related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (“PIK”) interest.

In August 2023, the NAIC adopted revisions to further clarify the PIK interest disclosure in SSAP No. 34, effective December 31, 2023. The revisions clarify that decreasing amounts to principal balances are first applied to any PIK interest included in the principal balance. The original principal would not be reduced until the PIK interest had been fully eliminated from the balance. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal/ par value from the current principal/ par value, with the resulting PIK interest not to go less than zero. The modifications did not have a material effect on the Company’s impact of PIK in relation to the financial statements.

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, the Bond Project.

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.” An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company is currently assessing the impacts of the adopted SSAP No. 26, SSAP No. 43 and other related SSAPs in relation to the financial statements.

SUBSEQUENT EVENTS

Management has evaluated all events occurring after December 31, 2023, through the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of cash, cash equivalents and short-term investments and publicly traded equity securities for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include fixed maturities, separate account assets and liabilities, and equity index call options. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair value of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

Management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, the investment manager considers widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, management communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities. See “Note D—Investments” for fair value of investment securities.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Financial assets and liabilities measured at fair value on a recurring basis categorized into the three-level fair value hierarchy at December 31, 2023 are summarized below (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Industrial and miscellaneous	$—	$14	$—	$14

Total bonds	$—	$14	$—	$14

Non-affiliated preferred stock	$—	$2,181	$—	$2,181
Separate account assets	—	524,809	—	524,809

Total assets accounted for at fair value	$—	$526,990	$—	$526,990

Liabilities:
Separate account liabilities	$—	$524,809	$—	$524,809

Total liabilities accounted for at fair value	$—	$524,809	$—	$524,809

Financial assets and liabilities measured at fair value on a recurring basis categorized into the three-level fair value hierarchy at December 31, 2022 are summarized below (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Industrial and miscellaneous	$—	$139	$—	$139

Total bonds	$—	$139	$—	$139

Separate account assets	—	499,063	—	499,063

Total assets accounted for at fair value	$—	$499,063	$—	$499,063

Liabilities:
Separate account liabilities	$—	$499,063	$—	$499,063

Total liabilities accounted for at fair value	$—	$499,063	$—	$499,063

The Company did not have any material transfers in or out of Level 3 during the 2023 and 2022 reporting periods.

The Company did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2023 and 2022.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

The following table categorizes all the financial assets and liabilities in the financial statements into the three-level fair value hierarchy at December 31, 2023 (in thousands):

Description	Fair Value	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Bonds:
U.S. Government and government agencies	$942	$949	$—	$942	$—
All other governments	999	1,000	—	999	—
States, territories, and possessions	29,943	31,186	—	29,943	—
Political subdivisions of states, territories	20,378	21,059	—	20,378	—
Special Revenue	159,844	174,837	—	159,844	—
Industrial & Miscellaneous	1,661,085	1,749,036	—	1,653,774	7,311
Parent, Subs and Affiliates	19,996	19,675	—	19,996	—

Total bonds	$1,893,187	$1,997,742	$—	$1,885,876	$7,311
Non-affiliated preferred stocks	4,253	4,181	2,072	2,181	—
Equity index call options*	13,907	20,275	5,442	8,465	—
Separate account assets	524,809	524,809	—	524,809	—
Cash, cash equivalents and short-term investments	130,811	130,811	130,811	—	—
Policy loans	43,633	43,633	—	—	43,633
Other investments	5,713	7,989	—	5,713	—

Total financial assets	$2,616,313	$2,729,440	$138,325	$2,427,044	$50,944

Financial liabilities:
Equity index call options*	—	15,291	—	—	—
Separate account liabilities	524,809	524,809	—	524,809	—

Total financial liabilities	$524,809	$540,100	$—	$524,809	$—

*	Effective 1/1/2022, Equity index call options are carried at amortized cost per OAC 3901-1-67. Fair Value of options is reported net in the asset section for disclosure.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

The following table categorizes all the financial assets and liabilities in the financial statements into three-level fair value hierarchy at December 31, 2022 (in thousands):

Description	Fair Value	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Bonds:
U.S. Government and government agencies	$405	$419	$—	$405	$—
All other governments	986	999	—	986	—
States, territories,and possessions	32,241	33,981	—	32,241	—
Political subdivisions of states, territories	26,677	27,621	—	26,677	—
Special Revenue	174,597	192,919	—	174,597	—
Industrial & Miscellaneous	1,897,495	2,049,676	—	1,889,936	7,559
Parent, Subs and Affiliates	16,722	16,794	—	16,722	—

Total bonds	$2,149,123	$2,322,409	$—	$2,141,564	$7,559
Non-affiliated preferred stocks	4,053	4,000	2,053	—	2,000
Equity index call options*	5,432	24,814	2,207	3,225	—
Separate account assets	499,063	499,063	—	499,063	—
Cash, cash equivalents and short-term investments	45,324	45,324	45,324	—	—
Policy loans	45,036	45,036	—	—	45,036
Other investments	16,613	18,132	—	16,613	—

Total financial assets	$2,764,644	$2,958,778	$49,584	$2,660,465	$54,595

Financial liabilities:
Equity index call options*	—	20,131	—	—	—
Separate account liabilities	499,063	499,063	—	499,063	—

Total financial liabilities	$499,063	$519,194	$—	$499,063	$—

*	Effective 1/1/2022, Equity index call options are carried at amortized cost per OAC 3901-1-67. Fair Value of options is reported net in the asset section for disclosure.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair values of financial instruments:

Separate Accounts: Separate Account Assets are stated at the net asset values of their respective portfolios.

Bonds: Fair value for investments in publicly traded bonds are obtained from nationally recognized pricing services. Fair values for privately placed investment grade bonds are obtained from broker quotes or determined internally by security analysts of the Company’s affiliated investment portfolio manager.

Equity index call options: The fair values for AILIC’s equity index call options are based on settlement values, quoted market prices of comparable instruments, fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and counterparties’ credit standing (guarantees, loan commitments), or, if there are no relevant comparables, on pricing models or formulas using current assumptions.

Surplus notes: Surplus notes are stated at the lower of amortized cost or fair value. Fair values are based on market prices provided by an outside pricing service.

Policy Loans: The Company states policy loans at the aggregate unpaid balance, which approximates fair value.

Non-affiliated preferred and common stock: Fair values of equity securities are generally based on closing prices obtained from the exchanges on which the securities are traded. For the remainder of these securities, fair values are determined by management’s internal investment professionals using data from nationally recognized pricing services as well as non-binding broker quotes.

Cash, cash equivalents and short-term investments: Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less. Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. The carrying value reported in the Statutory Balance Sheet for cash, cash equivalents and short-term investment instruments approximates the fair value.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS

Bonds at December 31 consisted of the following (in thousands):

	2023
	Carrying Value	Fair Value	Gross Unrealized
			Gains	Losses
U.S. Government and agencies	$949	$942	$2	$9
All other governments	1,000	999	—	1
States, territories and possessions	31,186	29,943	4	1,247
Political subdivisions	21,059	20,378	21	702
Special revenue	174,837	159,844	86	15,079
Industrial and miscellaneous	1,749,036	1,661,085	6,815	94,766
Parent, subsidiaries and affiliates	19,675	19,996	321	—

Total bonds	$1,997,742	$1,893,187	$7,249	$111,804

	2022
	Carrying Value	Fair Value	Gross Unrealized
			Gains	Losses
U.S. Government and agencies	$419	$405	$—	$14
All other governments	999	986	—	13
States, territories and possessions	33,981	32,241	4	1,744
Political subdivisions	27,621	26,677	76	1,020
Special revenue	192,919	174,597	132	18,454
Industrial and miscellaneous	2,049,676	1,897,495	6,109	158,290
Parent, subsidiaries and affiliates	16,794	16,722	—	72

Total bonds	$2,322,409	$2,149,123	$6,321	$179,607

At December 31, 2023 and 2022 the Company held unrated or less-than-investment grade bonds of $23.7 million and $30.7 million, respectively, with an aggregate fair value of $21.4 million and $27.5 million, respectively. Those holdings amounted to 1.2% and 1.2% of the Company’s investments in bonds and approximately 0.8% and 1.0% of the Company’s total admitted assets at December 31, 2023 and 2022, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

Unrealized gains and losses on investments in non-affiliated preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The cost, gross unrealized gains and losses and fair value of those investments are summarized as follows (in thousands):

	Cost	Fair Value	Gross Unrealized
			Gains	Losses
At December 31, 2023
Non-affiliated preferred stocks	$4,000	$4,253	$253	$—
Non-affiliated common stocks	—	—	—	—

Total	$4,000	$4,253	$253	$—

	Cost	Fair Value	Gross Unrealized
			Gains	Losses
At December 31, 2022
Non-affiliated preferred stocks	$4,000	$4,053	$53	$—
Non-affiliated common stocks	—	—	—	—

Total	$4,000	$4,053	$53	$—

The following tables present gross unrealized losses and fair values on bonds and non-affiliated preferred and common stocks by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (dollars in thousands):

	2023
	Twelve Months or Less			More Than Twelve Months
	Fair Value	Gross Unrealized Loss	Number of Issuers	Fair Value	Gross Unrealized Loss	Number of Issuers
U.S. Government and agencies	$497	$3	1	$243	$6	1
All other governments	—	—	0	999	1	1
States, territories and possessions	4,048	36	3	23,797	1,211	11
Political subdivisions	2,506	14	2	11,077	688	8
Special revenue	11,708	244	10	135,346	14,835	64
Industrial and miscellaneous	148,348	1,619	50	1,292,592	93,166	603
Parent, subsidiaries and affiliates	—	—	—	—	—	—

Total bonds	$167,107	$1,916	66	$1,464,054	$109,907	688

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

	2022
	Twelve Months or Less			More Than Twelve Months
	Fair Value	Gross Unrealized Loss	Number of Issuers	Fair Value	Gross Unrealized Loss	Number of Issuers
U.S. Government and agencies	$405	$14	1	$—	$—	—
All other governments	986	13	1	—	—	—
States, territories and possessions	31,847	1,744	13	—	—	—
Political subdivisions	19,852	1,020	12	—	—	—
Special revenue	135,839	12,287	69	25,117	6,167	6
Industrial and miscellaneous	1,483,279	102,783	624	276,617	55,818	172
Parent, subsidiaries and affiliates	16,722	72	2	—	—	—

Total bonds	$1,688,930	$117,933	722	$301,734	$61,985	178

Non-affiliated preferred stocks	$—	$—	—	$—	$—	—
Non-affiliated common stocks	—	—	—	—	—	1

Total non-affiliated preferred and common stocks	$—	$—	—	$—	$—	1

The December 31, 2022 gross unrealized losses include $0.3 million of losses included in the carrying value. These losses include $0.2 million from NAIC Class 6 bonds and $0.1 million from RMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous.

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations. The following sets forth the NAIC class ratings for the bond portfolio as of December 31 (in thousands):

		2023		2022
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
1	Aaa/ Aa / A	$1,129,251	57%	$1,305,296	56%
2	Baa	844,836	43%	986,452	43%
3	Ba	9,956	0%	20,361	1%
4	B	9,797	0%	6,782	0%
5	Caa and lower	3,902	0%	3,398	0%
6	In or near default	—	0%	120	0%

		$1,997,742	100%	$2,322,409	100%

When a decline in the value of a specific investment is considered to be other-than-temporary, a provision for impairment is charged to earnings (accounted for as realized capital loss) and the cost basis of that investment is reduced by the amount of the charge. The determination of whether unrealized losses are other-than-temporary requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

(a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,
(b)	the extent to which fair value is less than cost basis,
(c)	cash flow projections received from independent sources,
(d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,
(e)	near-term prospects for improvement in the issuer and/or its industry,
(f)	third party research and communications with industry specialists,
(g)	financial models and forecasts,

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

(h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,
(i)	discussions with issuer management, and
(j)

the ability and intent to hold investment for a period of time sufficient to allow for any anticipated recovery in fair value. Based on its analysis of the factors enumerated above, management believes (i) AILIC will recover its cost basis in the securities with unrealized losses and (ii) that AILIC has the ability and intent to hold securities until they recover in value. Although AILIC has the ability to continue holding its investments with unrealized losses, its intent to hold them may change due to deterioration in the issuers’ creditworthiness, decisions to lessen exposure to a particular issuer or industry, asset/liability management decisions, market movements, changes in views about appropriate asset allocation or the desire to offset taxable realized gains. Should AILIC’s ability or intent change with regard to a particular security, a charge for impairment would likely be required. While it is not possible to accurately predict if or when a specific security will become impaired, charges for other-than-temporary impairment (“OTTI”) could be material to results of operations in future periods.

Net realized gains (losses) on investments sold and charges for OTTI on investments held were as follows for the years ended December 31 (dollars in thousands):

Year	Net Realized (Losses) Gains (Net of IMR Transfers and Taxes)	Charges for Impairment	Total	Number of Investments with Impairment Charges
2023	$(2,885)	$(1,424)	$(4,309)	51
2022	$449	$(1,389)	$(940)	58
2021	$1,942	$(21)	$1,921	3

The following is a summary of the carrying value and fair value of bonds as of December 31, 2023 and 2022 (in thousands) by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	2023		2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
Maturity:
One year or less	$143,499	$142,380	$81,211	$80,757
After one year through five years	816,715	799,872	729,651	703,394
After five years through ten years	386,284	362,648	712,717	656,166
After ten years	651,244	588,287	798,830	708,806

Total bonds by maturity	$1,997,742	$1,893,187	$2,322,409	$2,149,123

The aggregate amount of investment income generated as a result of prepayment penalties and accelerations fees was $0.0 million, $0.1 million, and $3.2 million during 2023, 2022, and 2021, respectively.

Proceeds from sales of bonds were $236.6 million, $28.4 million, and $23.0 million for 2023, 2022, and 2021, respectively. Gross realized gains of $0.4 million, $1.2 million, and $8.0 million and gross realized losses of $21.2 million, $0.3 million, and $0.1 million were realized on bonds during 2023, 2022, and 2021, respectively. The number of securities disposed of with a callable feature in 2023 and 2022 was 49 and 63, respectively.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

AILIC’s $198.5 million investment in MBS represents approximately 9.9% of the carrying value of its bonds at December 31, 2023. The Company’s indirect exposure to subprime mortgage risk as of December 31, 2023 had a total actual cost and book adjusted carrying values of approximately $58.9 million and $59.6 million, respectively, and a total fair value of approximately $53.1 million. AILIC’s $215.2 million investment in MBS represents approximately 9.3% of the carrying value of its bonds at December 31, 2022. The Company’s indirect exposure to subprime mortgage risk as of December 31, 2022 had a total actual cost and book adjusted carrying values of approximately $39.3 million and $39.4 million, respectively, and a total fair value of approximately $37.3 million.

The Company has no aggregate loan-backed securities with an OTTI in which the Company has the intent to sell or the inability or lack of intent to retain the investment in the security for a period of time to recover the amortized cost basis.

The following table shows each loan-backed security with an OTTI recognized in 2023, as the present value of cash flows expected to be collected is less than the amortized cost basis of the security (in whole dollars):

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Statement of Operations	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
61751DAE4	259,538	249,008	10,530	249,008	310,239	3/31/2023
059522AU6	283,671	262,829	20,842	262,829	272,104	3/31/2023
07386XAH9	539,771	538,985	786	538,985	495,812	3/31/2023
12628LAD2	247,700	240,964	6,736	240,964	208,557	3/31/2023
12667F4N2	284,910	281,796	3,113	281,796	281,274	3/31/2023
12668APC3	244,384	240,821	3,563	240,821	233,915	3/31/2023
17307GED6	135,314	133,746	1,568	133,746	139,716	3/31/2023
32051GT70	142,161	141,988	173	141,988	127,782	3/31/2023
46627MAD9	103,942	102,545	1,397	102,545	91,480	3/31/2023
46627MEJ2	284,660	284,158	502	284,158	239,305	3/31/2023
59020UW43	111,771	111,792	(21)	111,792	122,554	3/31/2023
643528AB8	14,649	14,369	280	14,369	14,178	3/31/2023
643529AC4	63,266	59,538	3,728	59,538	66,326	3/31/2023
74923HAQ4	107,495	107,624	(129)	107,624	96,032	3/31/2023
75115DAA3	244,726	241,998	2,728	241,998	228,182	3/31/2023
761118SC3	216,109	216,123	(14)	216,123	185,891	3/31/2023
761118UG1	131,387	130,591	796	130,591	111,157	3/31/2023
76112BNM8	856,578	856,818	(240)	856,818	898,416	3/31/2023
855541AC2	91,510	91,195	315	91,195	86,634	3/31/2023
86360BAJ7	187,702	184,178	3,524	184,178	192,115	3/31/2023
87222EAB4	419,459	405,894	13,565	405,894	368,397	3/31/2023
87222EAC2	485,781	466,534	19,247	466,534	397,916	3/31/2023
05949CHM1	307,419	302,325	5,094	302,325	309,449	3/31/2023
12544DAG4	54,392	53,050	1,342	53,050	47,002	3/31/2023
12545EAK2	77,168	74,869	2,299	74,869	67,350	3/31/2023
12638PAB5	242,477	235,057	7,420	235,057	185,281	3/31/2023
126694CS5	572,520	570,389	2,131	570,389	461,794	3/31/2023
16165MAG3	254,083	245,091	8,992	245,091	220,502	3/31/2023
2254582Y3	243,376	241,692	1,684	241,692	218,122	3/31/2023
225458L55	101,618	101,023	595	101,023	94,173	3/31/2023
225470VF7	241,497	235,282	6,216	235,282	231,644	3/31/2023
46630WAB6	186,949	185,762	1,188	185,762	173,166	3/31/2023

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Statement of Operations	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
46630WAL4	126,624	125,196	1,427	125,196	119,906	3/31/2023
46631NAA7	143,852	138,697	5,155	138,697	113,964	3/31/2023
57643MLZ5	40,593	40,108	485	40,108	38,571	3/31/2023
61751DAE4	254,684	244,173	10,511	244,173	301,038	6/30/2023
07386XAH9	587,281	557,059	30,222	557,059	481,985	6/30/2023
12566UAN4	401,769	401,945	(176)	401,945	410,620	6/30/2023
12628LAD2	242,035	226,391	15,644	226,391	197,305	6/30/2023
12667F5E1	258,647	257,840	808	257,840	240,162	6/30/2023
12667GAC7	180,684	166,753	13,931	166,753	171,366	6/30/2023
12668APC3	230,663	228,714	1,948	228,714	219,422	6/30/2023
32051GT70	140,295	139,482	813	139,482	125,195	6/30/2023
46627MAD9	100,964	100,962	2	100,962	88,920	6/30/2023
46627MEJ2	279,525	278,401	1,124	278,401	230,457	6/30/2023
643528AB8	14,428	14,177	251	14,177	14,210	6/30/2023
643529AC4	61,238	57,771	3,467	57,771	65,594	6/30/2023
65535VSJ8	255,863	248,159	7,704	248,159	222,055	6/30/2023
74923HAQ4	105,153	103,853	1,301	103,853	88,736	6/30/2023
75116FBH1	863,072	861,830	1,242	861,830	737,036	6/30/2023
761118SC3	208,893	207,116	1,778	207,116	179,000	6/30/2023
761118UG1	126,026	125,408	617	125,408	106,207	6/30/2023
86360BAJ7	182,119	181,928	191	181,928	185,932	6/30/2023
87222EAB4	407,102	395,968	11,133	395,968	357,646	6/30/2023
87222EAC2	472,250	453,088	19,162	453,088	390,450	6/30/2023
05949CHM1	301,300	300,625	675	300,625	308,314	6/30/2023
12544DAG4	52,212	52,489	(276)	52,489	45,910	6/30/2023
12638PAB5	237,413	231,688	5,725	231,688	181,375	6/30/2023
12669G3S8	166,123	165,614	509	165,614	147,995	6/30/2023
16165MAG3	234,334	234,427	(93)	234,427	207,143	6/30/2023
17025AAH5	60,460	56,115	4,345	56,115	57,988	6/30/2023
2254582Y3	239,470	239,472	(2)	239,472	214,686	6/30/2023
225458L55	100,886	100,187	699	100,187	86,609	6/30/2023
225470VF7	232,112	232,126	(13)	232,126	221,781	6/30/2023
466247ZP1	61,209	60,073	1,136	60,073	53,651	6/30/2023
46630WAL4	128,820	121,470	7,351	121,470	117,149	6/30/2023
46631NAA7	138,285	135,727	2,558	135,727	106,446	6/30/2023
46631NDT3	371,795	368,097	3,699	368,097	361,352	6/30/2023
57643MLZ5	38,476	37,846	630	37,846	36,227	6/30/2023
863579XC7	275,143	269,471	5,672	269,471	279,519	6/30/2023
86363GAF1	163,311	152,051	11,260	152,051	154,496	6/30/2023
57430U301	301,979	230,593	71,386	230,593	203,803	9/30/2023
61751DAE4	247,557	237,983	9,574	237,983	273,061	9/30/2023
059522AU6	264,346	255,856	8,490	255,856	255,403	9/30/2023
07386XAH9	548,744	528,226	20,518	528,226	468,039	9/30/2023

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Statement of Operations	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
12628LAD2	228,289	221,707	6,582	221,707	184,630	9/30/2023
12667F4N2	274,740	270,944	3,796	270,944	258,231	9/30/2023
12667F5E1	251,153	249,765	1,387	249,765	229,841	9/30/2023
12667GAC7	176,221	176,257	(36)	176,257	165,072	9/30/2023
12668APC3	221,360	221,714	(355)	221,714	211,544	9/30/2023
17307GED6	132,850	131,595	1,255	131,595	135,753	9/30/2023
32051GT70	137,038	136,120	918	136,120	120,302	9/30/2023
46627MAD9	97,406	95,481	1,925	95,481	83,787	9/30/2023
46627MEC7	243,066	240,387	2,679	240,387	215,376	9/30/2023
46627MEJ2	274,309	273,560	749	273,560	222,021	9/30/2023
643528AB8	14,153	14,185	(32)	14,185	13,463	9/30/2023
643529AC4	59,333	57,871	1,462	57,871	63,308	9/30/2023
65535VSJ8	250,069	245,704	4,364	245,704	213,573	9/30/2023
74923HAQ4	101,952	102,078	(125)	102,078	85,852	9/30/2023
75115DAA3	235,935	232,081	3,854	232,081	228,082	9/30/2023
761118SC3	202,737	203,963	(1,227)	203,963	173,490	9/30/2023
761118UG1	121,699	121,887	(188)	121,887	102,174	9/30/2023
86360BAJ7	178,518	177,937	581	177,937	181,862	9/30/2023
87222EAB4	397,136	378,770	18,367	378,770	347,503	9/30/2023
87222EAC2	458,714	437,546	21,169	437,546	367,741	9/30/2023
05949CHM1	266,430	264,376	2,053	264,376	276,241	9/30/2023
12638PAB5	234,051	227,587	6,465	227,587	172,609	9/30/2023
12669G4K4	188,971	188,934	37	188,934	174,054	9/30/2023
12669GR45	191,729	183,096	8,633	183,096	165,717	9/30/2023
17025AAH5	52,563	54,951	(2,388)	54,951	55,496	9/30/2023
225458L55	93,214	92,536	678	92,536	80,144	9/30/2023
225470VF7	229,365	220,422	8,943	220,422	214,715	9/30/2023
46631NDT3	358,326	358,919	(593)	358,919	335,400	9/30/2023
47233DAB7	267,824	92,093	175,731	92,093	306,628	9/30/2023
57643MLZ5	35,570	34,883	687	34,883	32,879	9/30/2023
863579XC7	263,321	248,924	14,397	248,924	259,484	9/30/2023
61751DAE4	243,413	236,367	7,046	236,367	283,563	12/31/2023
059522AU6	250,975	250,977	(1)	250,977	254,645	12/31/2023
07386XAH9	522,021	519,705	2,316	519,705	467,235	12/31/2023
12628LAD2	223,774	208,784	14,990	208,784	185,521	12/31/2023
12667F4N2	261,013	259,290	1,724	259,290	255,709	12/31/2023
12667F5E1	245,840	244,574	1,266	244,574	227,294	12/31/2023
12667GAC7	170,078	168,113	1,965	168,113	159,577	12/31/2023
32051GT70	132,673	131,254	1,418	131,254	114,609	12/31/2023
46627MCY1	589,481	565,190	24,291	565,190	574,237	12/31/2023
46627MEC7	235,719	234,460	1,259	234,460	217,659	12/31/2023

25

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Statement of Operations	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
643528AB8	14,495	13,765	730	13,765	13,735	12/31/2023
643529AC4	59,493	57,292	2,201	57,292	64,885	12/31/2023
65535VSJ8	244,872	245,325	(453)	245,325	197,001	12/31/2023
75115DAA3	232,774	233,488	(715)	233,488	205,258	12/31/2023
75116FBH1	810,026	800,349	9,677	800,349	673,683	12/31/2023
855541AC2	80,386	79,805	581	79,805	74,033	12/31/2023
86360BAJ7	186,384	176,454	9,930	176,454	184,213	12/31/2023
87222EAB4	418,578	412,382	6,196	412,382	347,413	12/31/2023
87222EAC2	441,033	428,529	12,504	428,529	347,900	12/31/2023
05949CHM1	266,840	262,355	4,486	262,355	265,131	12/31/2023
12544DAG4	50,045	50,000	46	50,000	41,017	12/31/2023
12638PAB5	229,182	222,371	6,811	222,371	164,083	12/31/2023
1266942H0	94,329	93,960	369	93,960	78,026	12/31/2023
12669GR45	180,999	179,667	1,332	179,667	167,656	12/31/2023
2254582Y3	217,087	214,895	2,191	214,895	193,216	12/31/2023
225458L55	92,538	91,855	683	91,855	76,532	12/31/2023
46630WAL4	113,922	112,998	924	112,998	75,676	12/31/2023
46631NDT3	350,422	351,594	(1,172)	351,594	342,185	12/31/2023
57643MLZ5	32,802	32,208	593	32,208	29,291	12/31/2023
86363GAF1	144,622	143,975	647	143,975	145,708	12/31/2023

Total			$808,136

The following table shows each loan-backed security with an OTTI recognized in 2022, as the present value of cash flows expected to be collected is less than the amortized cost basis of the security (in whole dollars):

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Statement of Operations	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
05949CHM1	380,676	347,943	32,733	347,943	357,865	3/31/2022
57643MLZ5	54,956	53,283	1,673	53,283	53,735	3/31/2022
02147WAT6	254,695	248,452	6,243	248,452	228,809	6/30/2022
07386XAH9	688,941	659,083	29,858	659,083	594,752	6/30/2022
12566UAE4	151,894	144,576	7,318	144,576	134,417	6/30/2022
12566UAN4	535,654	446,281	89,373	446,281	476,193	6/30/2022
12628LAD2	296,809	280,204	16,605	280,204	244,888	6/30/2022
12668APC3	287,384	273,870	13,514	273,870	279,043	6/30/2022
225470Q89	87,163	74,240	12,923	74,240	59,241	6/30/2022
59020UW43	242,243	211,176	31,067	211,176	219,259	6/30/2022
65535VSJ8	275,122	267,699	7,423	267,699	244,161	6/30/2022
74923HAQ4	118,389	115,335	3,054	115,335	105,518	6/30/2022
75116FBH1	976,473	959,539	16,933	959,540	888,643	6/30/2022
761118SC3	237,537	237,117	419	237,118	216,385	6/30/2022
87222EAB4	494,716	455,093	39,622	455,094	457,642	6/30/2022
87222EAC2	534,519	510,051	24,468	510,051	477,058	6/30/2022

26

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Statement of Operations	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
93934NAC9	157,084	143,257	13,827	143,257	134,032	6/30/2022
058931AT3	206,470	204,615	1,855	204,615	199,081	6/30/2022
12544DAG4	60,992	57,279	3,712	57,280	54,200	6/30/2022
12545EAK2	85,111	80,321	4,790	80,321	72,961	6/30/2022
12638PAB5	250,818	247,830	2,988	247,830	202,353	6/30/2022
1266942H0	111,759	106,426	5,333	106,426	92,409	6/30/2022
126694HP6	63,728	48,533	15,195	48,533	48,242	6/30/2022
12669G3S8	195,282	189,407	5,874	189,408	174,815	6/30/2022
12669G4K4	209,404	205,823	3,581	205,823	192,812	6/30/2022
16165MAG3	284,734	280,914	3,820	280,914	251,810	6/30/2022
17025AAH5	78,077	72,569	5,508	72,569	69,311	6/30/2022
225458L55	104,378	103,743	636	103,742	93,384	6/30/2022
46631NAA7	163,838	161,160	2,678	161,160	146,767	6/30/2022
46631NDT3	463,024	387,655	75,369	387,655	429,615	6/30/2022
863579XC7	359,201	339,386	19,816	339,385	357,327	6/30/2022
86363GAF1	215,253	193,854	21,400	193,853	203,201	6/30/2022
57430U301	340,561	251,093	89,468	251,093	200,857	9/30/2022
61751DAE4	270,138	253,109	17,029	253,109	355,148	9/30/2022
07386XAH9	650,123	633,063	17,060	633,063	549,390	9/30/2022
12566UAE4	141,627	137,170	4,457	137,170	123,985	9/30/2022
12566UAN4	430,379	409,912	20,467	409,912	429,238	9/30/2022
12628LAD2	288,997	264,493	24,504	264,493	225,987	9/30/2022
126670JP4	115,335	108,947	6,388	108,947	108,549	9/30/2022
12667F4N2	305,399	295,928	9,471	295,928	287,960	9/30/2022
12668APC3	264,194	259,221	4,973	259,221	257,596	9/30/2022
17307GED6	145,496	138,941	6,555	138,941	140,777	9/30/2022
46627MAD9	113,191	109,486	3,705	109,486	105,690	9/30/2022
46627MEJ2	322,501	303,746	18,755	303,746	261,419	9/30/2022
59020UW43	201,005	187,287	13,718	187,287	141,473	9/30/2022
643528AB8	16,684	15,216	1,468	15,216	14,848	9/30/2022
643529AC4	65,467	60,286	5,181	60,286	72,463	9/30/2022
65535VSJ8	264,947	261,552	3,395	261,552	228,867	9/30/2022
74923HAQ4	111,578	112,206	(628)	112,206	98,348	9/30/2022
75116CET9	197,884	124,934	72,950	124,934	172,420	9/30/2022
761118SC3	231,203	230,170	1,033	230,170	196,730	9/30/2022
87222EAB4	454,504	432,353	22,151	432,353	427,539	9/30/2022
87222EAC2	508,151	484,282	23,869	484,282	442,031	9/30/2022
93934FMD1	306,689	267,421	39,268	267,421	273,659	9/30/2022
05949CHM1	315,258	308,317	6,941	308,317	310,460	9/30/2022
12544DAG4	55,972	56,089	(117)	56,089	48,533	9/30/2022
12545EAK2	79,326	78,168	1,158	78,168	67,272	9/30/2022
12638PAB5	245,739	242,585	3,154	242,585	189,193	9/30/2022
1266942H0	104,382	103,371	1,011	103,371	86,966	9/30/2022
126694CS5	623,176	622,612	564	622,612	504,346	9/30/2022

27

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Statement of Operations	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
126694HP6	46,541	45,249	1,292	45,249	44,058	9/30/2022
12669DUS5	55,425	55,347	78	55,347	53,203	9/30/2022
12669G3S8	187,145	187,165	(20)	187,165	167,194	9/30/2022
12669G4K4	204,076	202,035	2,041	202,035	184,928	9/30/2022
12669GR45	205,689	201,980	3,709	201,980	186,671	9/30/2022
16165MAG3	270,164	268,360	1,804	268,360	229,252	9/30/2022
17025AAH5	69,208	66,667	2,541	66,667	60,845	9/30/2022
2254582Y3	254,519	246,629	7,890	246,629	218,373	9/30/2022
225458L55	103,123	103,123	—	103,123	87,676	9/30/2022
466247ZP1	66,360	64,318	2,042	64,318	61,270	9/30/2022
46631NAA7	157,469	153,660	3,809	153,660	130,885	9/30/2022
46631NDT3	384,457	384,482	(25)	384,482	391,998	9/30/2022
57643MLZ5	45,725	44,549	1,176	44,549	42,256	9/30/2022
863579XC7	305,121	296,675	8,446	296,675	300,535	9/30/2022
86363GAF1	188,569	180,220	8,349	180,220	177,707	9/30/2022
61751DAE4	256,950	252,783	4,167	252,783	307,429	12/31/2022
07386XAH9	603,975	544,235	59,741	544,235	515,314	12/31/2022
12566UAE4	134,957	134,777	179	134,777	126,940	12/31/2022
12566UAN4	406,129	406,111	18	406,111	439,798	12/31/2022
12628LAD2	263,447	245,081	18,366	245,081	213,360	12/31/2022
126670JP4	107,769	104,735	3,033	104,735	105,110	12/31/2022
12667F4N2	292,040	289,509	2,531	289,509	285,318	12/31/2022
12668APC3	252,237	252,242	(5)	252,242	239,660	12/31/2022
17307GED6	138,535	136,088	2,447	136,088	140,482	12/31/2022
225470Q89	71,794	71,230	564	71,230	56,593	12/31/2022
32051GT70	157,690	144,677	13,013	144,677	128,833	12/31/2022
46627MAD9	106,687	104,743	1,944	104,743	92,542	12/31/2022
46627MCY1	785,136	739,716	45,420	739,716	766,138	12/31/2022
46627MEJ2	298,762	292,736	6,026	292,736	245,603	12/31/2022
59020UW43	183,171	118,651	64,519	118,651	142,478	12/31/2022
643528AB8	15,219	14,561	658	14,561	14,567	12/31/2022
643529AC4	61,282	61,277	5	61,277	72,993	12/31/2022
65535VSJ8	260,934	251,936	8,998	251,936	223,746	12/31/2022
74923HAQ4	110,525	110,137	388	110,137	97,256	12/31/2022
75115DAA3	252,318	250,517	1,801	250,517	236,281	12/31/2022
761118SC3	223,189	220,904	2,285	220,904	194,526	12/31/2022
761118UG1	136,181	135,664	517	135,664	113,457	12/31/2022
76112BNM8	961,773	890,023	71,750	890,023	925,763	12/31/2022
86360BAJ7	210,681	197,751	12,930	197,751	210,155	12/31/2022
87222EAB4	433,701	419,436	14,265	419,436	408,834	12/31/2022
87222EAC2	488,617	480,439	8,178	480,439	407,716	12/31/2022
93934FMD1	264,888	265,138	(250)	265,138	276,739	12/31/2022

28

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Statement of Operations	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
058931AT3	202,340	200,756	1,584	200,756	191,586	12/31/2022
12545EAK2	75,613	76,382	(769)	76,382	67,050	12/31/2022
12638PAB5	243,064	239,967	3,097	239,967	186,247	12/31/2022
1266942H0	102,100	102,436	(336)	102,436	87,613	12/31/2022
126694HP6	45,018	44,692	326	44,692	43,686	12/31/2022
12669DUS5	54,045	53,996	49	53,996	52,037	12/31/2022
12669G4K4	195,766	194,617	1,149	194,617	182,213	12/31/2022
12669GR45	200,567	192,253	8,314	192,253	183,479	12/31/2022
16165MAG3	262,059	258,363	3,696	258,363	222,235	12/31/2022
17025AAH5	65,509	62,734	2,775	62,734	60,911	12/31/2022
2254582Y3	244,659	244,657	3	244,657	216,789	12/31/2022
225458L55	102,546	101,977	569	101,977	88,772	12/31/2022
225470VF7	258,722	254,646	4,076	254,646	245,421	12/31/2022
32051GXQ3	193,445	182,146	11,299	182,146	183,998	12/31/2022
466247ZP1	63,534	62,853	681	62,853	60,621	12/31/2022
46630WAB6	197,580	190,300	7,280	190,300	176,211	12/31/2022
46630WAL4	136,057	129,396	6,662	129,396	122,400	12/31/2022
46631NAA7	150,803	150,935	(132)	150,935	127,954	12/31/2022
46631NDT3	382,013	380,617	1,396	380,617	383,735	12/31/2022
57643MLZ5	41,404	40,971	432	40,971	38,694	12/31/2022
863579XC7	292,638	285,210	7,429	285,210	296,901	12/31/2022
86363GAF1	180,728	175,736	4,992	175,736	178,461	12/31/2022

Total			$1,388,748

Securities (primarily United States Treasury Notes) with a carrying value of approximately $9.2 million and $9.3 million at December 31, 2023 and 2022, respectively, were on deposit as required by the insurance departments of various states.

Net investment income consisted of the following for the years ended December 31 (in thousands):

	2023	2022	2021
Investment income:
Bonds	$94,692	$91,528	$93,063
Equity securities (non-affiliated)	327	44	374
Cash, cash equivalents and short-term investments	5,564	1,612	133
Policy loans	2,741	2,837	3,158
Equity index call options	322	(2,679)	9,133
Other	564	913	1,002

Gross investment income	104,210	94,255	106,863
Investment expenses	(1,481)	(1,668)	(1,684)
Interest expense	(248)	(33)	—

Net investment income	$102,481	$92,554	$105,179

29

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D.	INVESTMENTS (CONTINUED)

The carrying value of partnerships and limited liability companies was $8.0 million and $18.1 million as of December 31, 2023 and 2022, respectively, comprised entirely of surplus notes.

E. EQUITY INDEX CALL OPTIONS

AILIC utilizes equity index call options as part of its efforts to economically hedge and manage fluctuations in the fair value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The equity index call options are purchased in either the over-the-counter market or on the Chicago Board Options Exchange. Those instruments involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point of time. The contract or notional amounts of those instruments reflect the extent of involvement in those financial instruments.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse.

Net collateral pledged by the counterparties was $6.1 million as of December 31, 2023, and $2.3 million as of December 31, 2022. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $7.8 million as of December 31, 2023, and $3.5 million as of December 31, 2022. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $11.6 million as of December 31, 2023, and $3.0 million as of December 31, 2022.

The following table summarizes the carrying values and notional amounts of the Company’s derivative financial instruments within the general account:

	December 31, 2023
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(in thousands)
Fixed-indexed options*	$20,275	$534,704	$15,291	$550,782

	$20,275	$534,704	$15,291	$550,782

*

Beginning January 1, 2022, fixed-indexed options are held at amortized cost under OAC 3901-1-67. Prior to the adoption of OAC 3901-1-67, fixed-indexed options were carried at fair value. The fair value amount related to fixed-indexed options was $13.9 million as of December 31, 2023.

	December 31, 2022
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(in thousands)
Fixed-indexed options*	$24,814	$564,983	$20,131	$567,014

	$24,814	$564,983	$20,131	$567,014

*

Beginning January 1, 2022, fixed-indexed options are held at amortized cost under OAC 3901-1-67. Prior to the adoption of OAC 3901-1-67, fixed-indexed options were carried at fair value. The fair value amount related to fixed-indexed options was $5.4 million as of December 31, 2022.

30

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

E. EQUITY INDEX CALL OPTIONS (CONTINUED)

Fixed-indexed options are carried at amortized cost with amortization and expirations recorded in net investment income. The company recorded gains on expirations of $9.9 million and amortization of $9.6 million in 2023. The company recorded gains on expirations of $7.7 million and amortization of $10.4 million in 2022.

31

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES

On August 16th, 2022, the Inflation Reduction Act was signed into law and includes certain corporate income tax provisions. Impacts to the Company could include the imposition of a CAMT applicable to tax years beginning after December 31, 2022. The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average group wide adjusted financial statement income over $1 billion in the prior three-year period (2020-2022). As of December 31, 2023, the Company has determined that it is not an applicable corporation and therefore not liable for CAMT in 2023. While the Company is not an applicable corporation in 2023, any future CAMT liability will be allocated to MMALIC in accordance with the tax allocation agreement. The United States Treasury Secretary and the IRS have been authorized to issue further guidance and intend to publish proposed regulations in 2024.

The components of the net deferred tax assets at December 31 are as follows (in thousands):

	2023	2022	Change
DTAs resulting in book/tax differences in:
Ordinary:
Deferred acquisition costs	$139	$163	$(24)
Investment items	1,874	—	1,874
Reserves	1,649	2,616	(967)
Nonadmitted assets	238	195	43
Other	692	630	62

Total ordinary DTAs	4,592	3,604	988
Capital:
Investment items	899	761	138
Unrealized losses	—	65	(65)
Net capital loss carry-forward	1,769	—	1,769

Total capital DTAs	2,668	826	1,842

Total DTAs	7,260	4,430	2,830
Deferred tax assets nonadmitted	—	(762)	762

Admitted DTAs	7,260	3,668	3,592
DTLs resulting in book/tax differences in:
Ordinary:
Reserve transition adjustment	637	956	(319)
Investment items	1,625	—	1,625
Other	31	52	(21)

Total ordinary DTLs	2,293	1,008	1,285
Capital:
Unrealized gains	34	—	34
Investment items	—	947	(947)

Total capital DTLs	34	947	(913)
Total DTLs	2,327	1,955	372

Total net deferred admitted tax assets	$4,933	$1,713	$3,220

Change in deferred tax assets nonadmitted	$762	$(35)

32

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The results of the admissibility calculations at December 31 are as follows (in thousands):

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$826	$826	$—	$(826)	$(826)
b. Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	4,120	2,668	6,788	887	—	887	3,233	2,668	5,901
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	4,120	2,668	6,788	887	—	887	3,233	2,668	5,901
2. Adjusted gross deferred tax assets allowed per limitation	XXX	XXX	61,736	XXX	XXX	56,957	XXX	XXX	4,779
c. Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	472	—	472	1,008	947	1,955	(536)	(947)	(1,483)

d. Deferred tax assets admitted as the result of application of SSAP No. 101	$4,592	$2,668	$7,260	$1,895	$1,773	$3,668	$2,697	$895	$3,592

The other admissibility criteria for the Company are as follows (dollars in thousands):

	2023	2022
a. Ratio percentage used to determine recovery period and threshold limitation amount	2407%	1391%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in the table above	$411,576	$379,712

The impact of the Company’s tax planning strategies, which do not include the use of reinsurance, on the adjusted gross DTAs and net admitted adjusted gross DTAs by tax character is as follows:

	2023		2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
a. Adjusted gross DTAs
(% of total adjusted gross DTAs)	0.0%	0.0%	0.0%	11.9%	0.0%	-11.9%
b. Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	0.0%	100.0%	0.0%	16.8%	0.0%	83.2%

33

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The provision for incurred taxes on operating earnings and capital gains for the years ended December 31 are as follows (in thousands):

	2023	2022	2021
Current federal income tax expense on operations	$11,846	$4,222	$5,321
Federal income tax (benefit) expense on net realized capital gains (losses)	(2,445)	(22)	2,059

Total federal income tax expense	$9,401	$4,200	$7,380

Net DTA(L)	$3,220	$512	$(14)
Less: Items not recorded in the change in net deferred tax asset:
Tax-effect of unrealized gains (losses)	99	(160)	25
Tax-effect of changes in nonadmitted DTA	(762)	35	96

Change in net deferred tax asset	$2,557	$387	$107

The Company’s income tax expense and change in DTA/DTL for the year ended December 31 differs from the amount obtained by applying the federal statutory rate of 21% to income from operations before federal income taxes for the following reasons (in thousands):

	2023	2022
Provision computed at federal statutory rate	$6,927	$6,034
OAC 3901-1-67 adoption	—	(1,616)
Investment items	(49)	(384)
Nonadmitted assets	(42)	(166)
Other	8	(55)

Total statutory income tax expense	$6,844	$3,813

Federal and foreign income tax expense	$9,401	$4,200
Change in net deferred income taxes	(2,557)	(387)

Total statutory income tax expense	$6,844	$3,813

34

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The Company’s income tax expense and change in DTA/DTL for the year ended December 31 differs from the amount obtained by applying the federal statutory rate of 21% to income from operations before federal income taxes for the following reasons (in thousands):

2021
Provision computed at statutory rate (operations and realized gains/losses, excluding amortization of IMR)	$8,145
Permanent differences:
Dividend received deduction	(375)
Provision to return adjustments	(334)
Other	(47)

Total permanent differences	(756)
Timing adjustments:
Investment differences	10
Reserves	136
DAC tax adjustment	(26)
Provision to return adjustments	(95)
Other	113

Total timing adjustments	138
Other adjustments:
Unrealized (loss) gain on equity index call options	(89)
Miscellaneous items	(58)

Total other adjustments	(147)
Federal income tax expense on operations and realized losses	$7,380

Federal income tax expense on operations and realized losses	$7,380
Change in net deferred tax asset (excluding unrealized)	(107)

Total statutory income tax expense (excluding unrealized)	$7,273

As of December 31, 2023, and 2022, the Company does not have any operating loss carryforwards available to offset future net income subject to federal Income taxes. As of December 31, 2023, the Company has $8.4 million pretax capital loss carryforward, and did not have pretax capital loss carryforward as of December 31, 2022.

The Company has no income taxes incurred in current or prior years that would be available for recoupment in the event of future net losses.

35

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

As of December 31, 2023, AILIC’s consolidated federal income tax returns for the 2021 through 2023 tax years remain subject to examination by the IRS.

The consolidated federal income tax returns include the following entities:

AAG Insurance Agency, LLC

Annuity Investors Life Insurance Company

MM Ascend Life Investor Services, LLC

MassMutual Ascend Life Insurance Company

Manhattan National Holding, LLC

Manhattan National Life Insurance Company

The Company has determined that it is more likely than not that gross DTAs will be recoverable through future taxable income and that a valuation allowance is not necessary.

G. RELATED PARTY TRANSACTIONS

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. The net amount paid to affiliates was $7.0 million, $11.6 million, and $12.8 million in 2023, 2022, and 2021, respectively, included in general insurance expenses in the Statement of Operations.

As of May 28, 2021, the Company has an agreement with Barings, LLC, an affiliate, which provides investment advisory services to the Company. Prior to that agreement and to the sale of the Company to MassMutual, the Company and affiliated insurance companies had contracts with American Money Management Corporation, which, subject to the direction of the Finance Committees, provided for management and accounting services related to the investment portfolios. AILIC expensed investment management charges of $1.5 million, $1.7 million, $1.6 million in 2023, 2022, and 2021, respectively, included in net investment income in the Statement of Operations.

For the first five months of 2021, AFG provided retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG made all contributions to the retirement fund portion of the plan and matched a percentage of employee contributions to the savings fund. Company contributions were expensed in the year for which they were declared. AFG and certain of its subsidiaries provided heath care and life insurance benefits to eligible retirees. Beginning in June of 2021, the Company participates in the retirement plans of MMALIC. MMALIC sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $58.7 million and $37.4 million as of December 31, 2023 and 2022, respectively. The Company matches a percentage of employee contributions to the qualified 401(k) thrift savings plan. AILIC expensed approximately $0.2 million, $0.3 million, and $0.3 million in 2023, 2022, and 2021, respectively, for its retirement and employee savings plan.

AILIC has an agreement with MM Ascend Life Investor Services, LLC (“MMALIS”, formerly known as Great American Advisors, Inc.), a wholly-owned subsidiary of MMALIC, whereby MMALIS is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays MMALIS for acting as underwriter under a distribution agreement. AILIC paid $1.8 million in 2023, $2.1 million in 2022, and $2.7 million in 2021 to MMALIS, 100% of which was paid to other broker/dealers as commissions. MMALIS exited the retail brokerage business on August 3, 2010 after MMALIC announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

36

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS

At December 31, 2023 AILIC’s annuity (individual and group) reserves and deposit-type funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in thousands):

A. Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$47,044	$—	$—	$47,044	2.2%
b. At book value less current surrender charge of 5% or more	125,459	—	—	125,459	5.9%
c. At fair value	—	—	439,828	439,828	20.5%

d. Total with market value adjustment or at fair value (total of a through c)	172,504	—	439,828	612,331	28.6%
e. At book value without adjustment (minimal or no charge or adjustment)	1,500,239	—	—	1,500,239	70.0%
2. Not subject to discretionary withdrawal	30,813	—	—	30,813	1.4%

3. Total (gross: direct + assumed)	1,703,556	—	439,828	2,143,383	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	1,703,556	—	439,828	2,143,383

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$32,803	$—	$—	$32,803

B. Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	282	—	—	282	0.2%
c. At fair value	—	—	84,933	84,933	63.7%

d. Total with market value adjustment or at fair value (total of a through c)	282	—	84,933	85,215	63.9%
e. At book value without adjustment (minimal or no charge or adjustment)	48,173	—	—	48,173	36.1%
2. Not subject to discretionary withdrawal	—	—	—	—	0.0%

3. Total (gross: direct + assumed)	48,455	—	84,933	133,388	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	48,455	—	84,933	133,388

6. Amount included in A (1) b above that will move to A (1) e in the year after the statement date	$—	$—	$—	$—

37

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

C. Deposit-Type Funds (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
c. At fair value	—	—	—	—	0.0%

d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	0.0%
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
2. Not subject to discretionary withdrawal	14,536	—	—	14,536	100.0%

3. Total (gross: direct + assumed)	14,536	—	—	14,536	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	14,536	—	—	14,536

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

D. Reconciliation to total annuity reserves and deposit-type funds:
Net annuity reserves	$1,752,011
Deposit-type funds	14,536
Commissioner’s Annuity Reserve Valuation Method adjustment	(49)
Separate Account nonguaranteed liabilities	524,809

Total	$2,291,307

38

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H.	ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

At December 31, 2022, AILIC’s annuity reserves and deposit-type funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in thousands):

A. Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$54,095	$—	$—	$54,095	2.3%
b. At book value less current surrender charge of 5% or more	217,243	—	—	217,243	9.3%
c. At fair value	—	—	419,174	419,174	17.9%

d. Total with market value adjustment or at fair value (total of a through c)	271,338	—	419,174	690,512	29.5%
e. At book value without adjustment (minimal or no charge or adjustment)	1,617,461	—	—	1,617,461	69.3%
2. Not subject to discretionary withdrawal	27,731	—	—	27,731	1.2%

3. Total (gross: direct + assumed)	1,916,530	—	419,174	2,335,704	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	1,916,530	—	419,174	2,335,704

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$88,752	$—	$—	$88,752

B. Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	294	—	—	294	0.2%
c. At fair value	—	—	79,889	79,889	41.9%

d. Total with market value adjustment or at fair value (total of a through c)	294	—	79,889	80,183	42.1%
e. At book value without adjustment (minimal or no charge or adjustment)	110,277	—	—	110,277	57.9%
2. Not subject to discretionary withdrawal	—	—	—	—	0.0%

3. Total (gross: direct + assumed)	110,571	—	79,889	190,460	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	110,571	—	79,889	190,460

6. Amount included in A(1) b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

39

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H.	ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

C. Deposit-Type Funds

 (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
c. At fair value	—	—	—	—	0.0%

d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	0.0%
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
2. Not subject to discretionary withdrawal	16,363	—	—	16,363	100.0%

3. Total (gross: direct + assumed)	16,363	—	—	16,363	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	16,363	—	—	16,363

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

D. Reconciliation to total annuity reserves and deposit-type funds:

Net annuity reserves	$2,027,101
Deposit-type funds	16,363
Commissioner’s Annuity Reserve Valuation Method adjustment	—
Separate Account nonguaranteed liabilities	499,063

Total	$2,542,527

I.	SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for individual and group variable annuities. The separate accounts are registered under the Investment Company Act of 1940, as amended, as a unit investment trust. In accordance with the State of Ohio procedures for approving items within the separate accounts, the separate accounts classification of the individual and group variable annuities are supported by Section 3907.15 of the Ohio Revised Code.

In accordance with the products and transactions recorded within the separate accounts, all assets are considered legally insulated from the general account and are not chargeable with liabilities incurred in any other business operation of the Company. As of December 31, 2023 and 2022, the Company’s separate account statement included legally insulated variable annuity assets of $524.8 million and $499.1 million, respectively. The separate accounts are treated the same for GAAP reporting requirements.

In accordance with the products and transactions recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $0.3 million for each year ended December 31, 2023, 2022, and 2021, for guaranteed withdrawal benefits for variable annuity contracts.

As of December 31, 2023 and 2022, the general account of the Company had a maximum guarantee for separate account liabilities of $13.8 million and $52.2 million, respectively, for the guaranteed minimum death benefit of the variable annuity contracts. The total separate account guarantees paid by the general account for the years ended December 31, 2023, 2022, and 2021, were $0.3 million, $0.1 million, and $0.2 million, respectively.

40

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

I.	SEPARATE ACCOUNTS (CONTINUED)

Net transfers from the Separate Accounts for the years ended December 31 are summarized as follows (in thousands):

	2023	2022	2021
Transfers to Separate Accounts - deposit-type funds	$8,778	$10,073	$11,913
Transfers from Separate Accounts - withdrawals and other transfers, net	(70,851)	(64,871)	(86,941)
Transfers from Separate Accounts - contingent deferred sales charges	47	—	(1,581)

Net transfers from Separate Accounts	$(62,026)	$(54,798)	$(76,609)

All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at fair value. Investments in the Separate Accounts at December 31 consisted of the following (in thousands):

	2023
	Cost	Fair Value	Gross Unrealized
			Gains	Losses
Separate Account A	$75,168	$86,127	$12,673	$1,714
Separate Account B	198,053	228,903	35,570	4,720
Separate Account C	204,386	209,779	15,996	10,603

Total Separate Accounts	$477,607	$524,809	$64,239	$17,037

	2022
	Cost	Fair Value	Gross Unrealized
			Gains	Losses
Separate Account A	$78,451	$79,329	$7,781	$6,903
Separate Account B	216,686	216,352	18,357	18,691
Separate Account C	222,652	203,382	8,948	28,218

Total Separate Accounts	$517,789	$499,063	$35,086	$53,812

The Separate Account holdings are made up of a diverse portfolio of managed mutual funds with investment objectives of growth, growth and income, capital appreciation, total and real return with preservation of capital.

J.	CAPITAL AND SURPLUS

The portion of the Company’s unassigned funds represented or reduced by each item below is as follows at December 31 (in thousands):

	2023	2022
Unrealized gains and losses	$162	$(311)
Nonadmitted asset values	$(1,132)	$(940)
Separate account business	$48	$—
Asset valuation reserve	$(17,977)	$(17,914)

41

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

J.	CAPITAL AND SURPLUS (CONTINUED)

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2023 and 2022, AILIC exceeds the RBC requirement.

The maximum amount of dividends which can be paid to stockholders by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of surplus as regards policyholders or net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2024 without prior approval is $42.5 million, based on surplus as of the preceding December 31. At December 31, 2023, surplus as regards policyholders was $425.0 million, earned surplus was $242.1 million, and 2023 net income was $39.9 million.

The Company did not pay an ordinary dividend to its parent in 2023, 2022, and 2021.

42

SUPPLEMENTARY INFORMATION

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECETED STATUTORY-BASIS FINANCIAL DATA

AND SUPPLEMENTAL INVESTMENT DISCLOSURES

DECEMBER 31, 2023

Basis of Presentation

The accompanying supplemental schedules and interrogatories present selected statutory-basis financial data as of December 31, 2023 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ (“NAIC”) Annual Statement Instructions and the NAIC’s Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company’s 2023 Statutory Annual Statement as filed with the Ohio Department of Insurance. Captions not presented were not applicable to the Company.

43

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 2023

(Dollars in thousands)

Investment income earned:
U.S. Government bonds	$91
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	93,882
Bonds of Affiliates	719
Preferred stocks (unaffiliated)	327
Common stocks (unaffiliated)	—
Policy loans	2,741
Cash, cash equivalents and short-term investments	5,564
Derivative instruments	323
Other invested assets	563
Other	—

Gross investment income	$104,210

Bonds (including short-term investments and cash equivalents) by expected maturity - statement value
Due within one year or less	$375,092
Over 1 year through 5 years	1,095,064
Over 5 years through 10 years	422,986
Over 10 years through 20 years	162,906
Over 20 years	66,120

Total by expected maturity	$2,122,168

Bonds (including short-term investments and cash equivalents) by NAIC designation - statement value
NAIC 1	$1,129,615
NAIC 2	969,213
NAIC 3	9,956
NAIC 4	9,482
NAIC 5	3,902
NAIC 6	—

Total by NAIC designation	$2,122,168

Total bonds publicly traded	$1,304,860

Total bonds privately placed	$817,308

Preferred stocks - statement value	$4,181

Common stocks - market value	$—

Short-term investments - book value	$10,734

Cash equivalents	$114,693

Equity index call options - amortized cost	$4,984

Cash on deposit	$5,384

(Continued)

44

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

(CONTINUED)

DECEMBER 31, 2023

(Dollars in thousands)

Annuities:
Ordinary:
Immediate - amount of income payable	$5,366

Deferred - fully paid account balance	$148,207

Deferred - not fully paid - account balance	$1,988,819

Group:
Fully paid account balance	$—

Not fully paid - account balance	$133,316

See accompanying independent auditors’ report.

45

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES

DECEMBER 31, 2023

(Dollars in thousands)

1.	AILIC’s total admitted assets as reported on page two of its Annual Statement excluding separate accounts assets is $2,245,276 thousand.

2.

Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by AILIC, and (iii) policy loans:

Issuer	Amount	Percent of Total Admitted Assets
Gilead Sciences Inc	$27,067	1.2%
AbbVie Inc	26,298	1.2%
Verizon Communications Inc	25,496	1.1%
Enterprise Products Operating LLC	25,283	1.1%
Comcast Corp	19,086	0.9%
Bacardi Ltd	16,045	0.7%
Paramount Global	14,531	0.6%
Amgen Inc	14,365	0.6%
Penske Truck Leasing Co Lp / PTL Finance Corp	13,978	0.6%
Oracle Corp	13,944	0.6%

3.	AILIC’s total admitted assets held in bonds (including short-term investments and cash equivalents) and preferred stocks by NAIC rating are as follows:

Bonds
NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,129,615	50.3%
NAIC-2	969,213	43.2%
NAIC-3	9,956	0.4%
NAIC-4	9,482	0.4%
NAIC-5	3,902	0.2%
NAIC-6	—	0.0%

Total	$2,122,168	94.5%

Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets
P/RP-1	$—	0.0%
P/RP-2	4,181	0.2%
P/RP-3	—	0.0%
P/RP-4	—	0.0%
P/RP-5	—	0.0%
P/RP-6	—	0.0%

Total	$4,181	0.2%

4.	Assets held in foreign investments:

	Amount	Percent of Total Admitted Assets
Total admitted assets held in foreign investments	$345,186	15.4%
Foreign-currency-denominated investments	—	0.0%
Insurance liabilities denominated in that same foreign currency	—	0.0%

(Continued)

46

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2023

(Dollar in thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percent of Total Admitted Assets
Countries rated NAIC-1	$288,313	12.8%
Countries rated NAIC-2	52,803	2.4%
Countries rated NAIC-3 or below	4,070	0.2%

6.	Largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percent of Total Admitted Assets
Countries rated NAIC-1:
Cayman Islands	$194,094	8.6%
United Kingdom	28,038	1.2%
Countries rated NAIC-2
United Kingdom	$18,283	0.8%
Bermuda	16,045	0.7%
Countries rated NAIC-3 or below
Mexico	$1,999	0.1%
United Kingdom	1,073	0.0%

7.	The Company does not have any unhedged foreign currency exposure.

8.	The Company does not have any unhedged foreign currency exposure.

9.	The Company does not have any unhedged foreign currency exposure.

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percent of Total Admitted Assets
Bacardi Ltd	2.C FE	$16,045	0.7%
Lloyds Banking Group PLC	1.G FE	13,057	0.6%
UBS Group AG	1.G FE	10,005	0.4%
Barings Clo Ltd 2022-II	1.A FE	9,763	0.4%
NatWest Group PLC	1.G FE	8,057	0.4%
Barings Clo Ltd 2022-IV	1.C FE	6,938	0.3%
MF1 2020-FL4 Ltd	1.A FE	5,812	0.3%
ARES XLVI CLO Ltd	1.A FE	5,542	0.2%
TotalEnergies Capital International SA	1.D FE	4,999	0.2%
National Australia Bank Ltd	1.E FE	4,998	0.2%

(Continued)

47

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2023

(Dollars in thousands)

11.	Assets held in Canadian investments are less than 2.5% of the Company’s total admitted assets.

12.	Investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

13.	Assets held in equity interests are less than 2.5% of the Company’s total admitted assets.

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

15.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

16.	The Company does not have any assets held in mortgage loans reported in Schedule B.

17.	The Company does not have any assets held in mortgage loans reported in Schedule B.

18.	The assets held in real estate are less than 2.5% of the Company’s total admitted assets.

19.	Investments in mezzanine real estate loans are less than 2.5% of the Company’s total admitted assets.

20.

The Company does not have any admitted assets subject to securities lending, repurchase agreements, reverse repurchase agreements, dollar repurchase agreements, or dollar reverse repurchase agreements.

21.	The Company owns $4,984 thousand in hedging options.

22.	The Company does not have any collars, swaps, or forwards.

23.	The Company does not have any futures contracts.

48

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2023

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3 +4) Amount	Percentage of Column 5 Line 13
1. Long-Term Bonds:
1.01 U.S. Governments	949	0.0%	$949	$—	$949	0.0%
1.02 All Other Governments	1,000	0.0%	1,000	—	1,000	0.0%
1.03 U.S. States, Territories and Possessions etc., Guaranteed	31,193	1.4%	31,193	—	31,193	1.4%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	21,064	1.0%	21,064	—	21,064	1.0%
1.05 U.S. Special Revenue and Special Assessment Obligations, etc., Non-Guaranteed	174,873	7.9%	174,873	—	174,873	7.9%
1.06 Industrial and Miscellaneous	1,719,063	78.0%	1,719,063	—	1,719,063	78.0%
1.07 Hybrid Securities	29,913	1.4%	29,913	—	29,913	1.4%
1.08 Parent, Subsidiaries and Affiliates	19,687	0.9%	19,687	—	19,687	0.9%
1.09 SVO Identified Funds	—	0.0%	—	—	—	0.0%
1.10 Unaffiliated Bank Loans	—	0.0%	—	—	—	0.0%

1.11 Total Long-Term Bonds	1,997,742	90.6%	1,997,742	—	1,997,742	90.6%
2. Preferred Stocks:
2.01 Industrial and Misc. (Unaffiliated)	4,181	0.2%	4,181	—	4,181	0.2%
2.02 Parent, Subsidiaries and Affiliates	—	0.0%	—	—	—	0.0%

2.03 Total Preferred Stock	4,181	0.2%	4,181	—	4,181	0.2%
3. Common Stocks:
3.01 Industrial and Miscellaneous Publicly Traded (Unaffiliated)	—	0.0%	—	—	—	0.0%
3.02 Industrial and Miscellaneous Other (Unaffiliated)	—	0.0%	—	—	—	0.0%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	—	0.0%	—	—	—	0.0%
3.04 Parent, Subsidiaries and Affiliates Other	—	0.0%	—	—	—	0.0%
3.05 Mutual Funds	—	0.0%	—	—	—	0.0%
3.06 Unit Investment Trusts	—	0.0%	—	—	—	0.0%
3.07 Closed-End Funds.	—	0.0%	—	—	—	0.0%

3.08 Total Common Stocks	—	0.0%	—	—	—	0.0%
4. Mortgage Loans:
4.01 Farm Mortgages	—	0.0%	—	—	—	0.0%
4.02 Residential Mortgages	—	0.0%	—	—	—	0.0%
4.03 Commercial Mortgages	—	0.0%	—	—	—	0.0%
4.04 Mezzanine Real Estate Loans	—	0.0%	—	—	—	0.0%

4.05 Total Mortgage Loans	—	0.0%	—	—	—	0.0%
5. Real estate:
5.01 Properties Occupied by Company	—	0.0%	—	—	—	0.0%
5.02 Properties Held for Production of Income	—	0.0%	—	—	—	0.0%
5.03 Properties Held for Sale	—	0.0%	—	—	—	0.0%

5.04 Total Real Estate	—	0.0%	—	—	—	0.0%
6. Cash, Cash Equivalents, and Short-Term Investments:
6.01 Cash	5,384	0.2%	5,384	—	5,384	0.2%
6.02 Cash Equivalents	114,693	5.2%	114,693	—	114,693	5.2%
6.03 Short-Term Investments	10,734	0.5%	10,734	—	10,734	0.5%

6.04 Total Cash, Cash Equivalents, and Short-Term Investments	130,811	5.9%	130,811	—	130,811	5.9%
7. Contract Loans	43,633	2.0%	43,633	—	43,633	2.0%
8. Derivatives	20,275	0.9%	20,275	—	20,275	0.9%
9. Other Invested Assets	7,989	0.4%	7,989	—	7,989	0.4%
10. Receivables for Securities	790	0.0%	—	—	—	0.0%
11. Securities Lending	—	0.0%	—	—	—	0.0%
12. Other Invested Assets	—	0.0%	—	—	—	0.0%

13. Total Invested Assets	2,205,421	100.0%	2,204,631	—	2,204,631	100.0%

*	Gross investment holdings as valued in compliance with NAIC SAP.

See accompanying independent auditors’ report.

49

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF LIFE AND HEALTH REINSURANCE DISCLOSURES

FOR THE YEAR ENDED DECEMBER 31, 2023

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has Annuity Investors Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.

Has Annuity Investors Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.

Does Annuity Investors Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

(Continued)

50

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF LIFE AND HEALTH REINSURANCE DISCLOSURES (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

4.

Has Annuity Investors Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.

Has Annuity Investors Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☒ N/A ☐

(b)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☒ N/A ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

See accompanying independent auditors’ report.

51

PART C. Other Information

Note: This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors® Variable Account B.

Item 27. Exhibits

(a)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(b)	Not Applicable.

(c)	Distribution and Selling Agreements.

DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) dated December 1, 1995. 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. (Effective May 1, 1997). 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and Schedule 2A (Special Addendum) to Distribution Agreement. 28/

SELLING AGREEMENTS

(3)	Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 2/

(4)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(5)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

RELATED AGREEMENTS

(6) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. dated February 2, 1995. 2/

(d)	Individual and Group Contract Forms, Endorsements and Riders.

CONTRACTS

(1)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)-3). 2A/

(2)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

(5)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW). 2B/

(6)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

(7)	Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

(8)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

LOAN ENDORSEMENTS

(9)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

1

(10)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(11)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(12)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(13)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(14)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(15)	Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW). 29/

TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(16)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(17)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(18)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

LONG-TERM CARE WAIVER RIDERS

(19)	Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(20)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(21)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

DEFERRED COMPENSATION ENDORSEMENTS

(22)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(23)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

SIMPLE IRA ENDORSEMENTS

(24)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(25)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3). 39/

(26)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 38/

(27)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 38/

(28)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

ROTH IRA ENDORSEMENTS

(29)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(30)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(31)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(32)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

EMPLOYER PLAN ENDORSEMENTS

(33)	Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

(34)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 2A/

(35)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)-3). 2A/

(36)	Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

(37)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(38)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

2

TAX SHELTERED ANNUITY ENDORSEMENTS

(39)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

(40)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(41)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(42)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(43)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(44)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(45)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(46)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(47)	Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(48)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(49)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(50)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(51)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(52)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(53)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(54)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)-3). 2A/

(55)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(56)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)-3). 2A/

(57)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(58)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(59)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(60)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW). 39/

(61)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(62)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(63)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(64)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

3

GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(65)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(66)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(67)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(68)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 28A/

(69)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(70)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(71)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(72)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

SUCCESSOR OWNER ENDORSEMENTS

(73)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3). 5/

(74)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(75)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(76)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(77)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 2A/

(78)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(79)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(80)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

OTHER ENDORSEMENTS

(81)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 38/

(82)	Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW). 39/

GUARANTEED WITHDRAWAL BENEFIT RIDERS

(83)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(84)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(85)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(86)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(87)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(88)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

INCOME BENEFIT RIDER

(89)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(90)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(91)	Form of Income Benefit Rider to Group Contract. 8/

(92)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

4

DEATH BENEFIT ENDORSEMENTS

(93)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(94)	Form of Death Benefit Amount Endorsement to Individual Contract. 10/

(95)	Form of Death Benefit Amount Endorsement to Group Contract. 10/

(96)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

(97)	Form of Death Benefit Amount Endorsement to Group Contract (E2007002NW). 28/

(98)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

RMD ENDORSEMENTS

(99)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(100)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

ACD ENDORSEMENTS

(101)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(102)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(103)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(e)	Applications.

INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.2A

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

GROUP APPLICATIONS

(3)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2A/

(4)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(f)	Organizational Documents.

ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company® as amended through August 14, 1996. 1/

CODE OF REGULATIONS

(2)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(g)	Not Applicable.

(h)	Participation Agreements.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001. 35/

(a)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement. 36/

(b)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

5

(c)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 33/

(3)	AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002. 36/

(4)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(a)	AIM (Invesco) : Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

AMERICAN CENTURY

(5)	[reserved]

(6)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(a)	American Century : Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(7)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006. 24/

CALAMOS ADVISORS TRUST

(8)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(9)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(10)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

DAVIS VARIABLE ACCOUNT FUND

(11)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(a)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

BNY MELLON VARIABLE INVESTMENT FUND AND BNY MELLON INVESTMENT PORTFOLIOS

(f/k/a Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios)

(12)	BNY Mellon Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Variable Investment Fund dated November 21, 1995. 2/

(a)

BNY Mellon Variable Investment Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April  14, 1997 between Annuity Investors Life Insurance Company and BNY Mellon Variable Investment Fund. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement. 39/

(d)	BNY Mellon Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

6

(e)	BNY Mellon Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO (f/k/a Dreyfus Socially Responsible Growth Fund)

(13)

BNY Mellon Sustainable U.S. Equity Portfolio: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. dated November 21, 1995. 2/

(a)

BNY Mellon Sustainable U.S. Equity Portfolio: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April  14, 1997 between Annuity Investors life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Sustainable U.S. Equity Portfolio: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Sustainable U.S. Equity Portfolio: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON STOCK INDEX FUND (f/k/a Dreyfus Stock Index Fund)

(14)	BNY Mellon Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund dated November 21, 1995. 2/

(a)

BNY Mellon Stock Index Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April  14, 1997 between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund. 2A/

(b)	BNY Mellon Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Stock Index Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON FUNDS (f/k/a Dreyfus Funds)

(15)	BNY Mellon: Amended and Restated Administrative Services Agreement between BNY Mellon and Annuity Investors Life Insurance Company® dated April 24, 1997. 2A/

(a)	BNY Mellon: Amendment dated July 1, 2002 to Amended and Restated Letter Agreement dated July 24, 1997. 36/

(b)	BNY Mellon: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement. 18/

(c)	BNY Mellon: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(16)	BNY Mellon: Letter Agreement (Shareholder Services) between BNY Mellon and Annuity Investors Life Insurance Company dated July 1, 2002. 36/

(a)	BNY Mellon: Amendment to Letter Agreement (Shareholder Services) dated as of March 1, 2007. 39/

(17)	BNY Mellon: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between BNY Mellon and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

DEUTSCHE DWS

(18)

Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 24/

(a)	Deutsche DWS Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

7

(19)	Deutsche DWS: Form of Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(20)	Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.[8]

(a)	Deutsche DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement. 39/

(b)	Deutsche DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement. 39/

(c)	Deutsche DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(d)	Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(21)	Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

ALPS VARIABLE INVESTMENT TRUST (Morningstar Portfolios) (f/k/a Ibbotson Portfolios)

(22)

Morningstar Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, ALPS Variable Investment Trust (Morningstar Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(a)	Morningstar Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007. 39/

(b)	Morningstar Portfolios : Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(c)	Morningstar Portfolios : Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(d)	Morningstar Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 34/

(23)	Morningstar Portfolios: Rule 22c-2 Shareholder Information Agreement between ALPS Variable Investment Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(24)	Morningstar Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements. 39/

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(25)

Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(a)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(b)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(c)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(26)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company. 39/

(a)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 39/

(27)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

JANUS ASPEN SERIES

(28)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series dated September 1, 1995. 2/

(a)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(b)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements. 39/

8

(c)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements. 39 /

(d)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.[21]

(29)	Janus: Letter Agreement (Administrative Services) between Annuity Investors Life Insurance Company® and Janus Capital Corporation dated December 6, 1996. 2A/

(30)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

MORGAN STANLEY VARIABLE INSURANCE FUND (f/k/a Van Kampen)

(31)	Morgan Stanley Variable Insurance Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 2A/

(a)	Morgan Stanley Variable Insurance Fund: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 3/

(b)	Morgan Stanley Variable Insurance Fund: Amendment dated as of July 1, 2002 to Participation Agreement.[36]

(c)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(d)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(e)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(32)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997. 2A/

(a)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(b)	Morgan Stanley : Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(33)	Morgan Stanley: Shareholder Information Agreement (Rule 22c-2) between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(f/k/a Oppenheimer Variable Account Funds)

(34)	Invesco Variable Insurance Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Invesco Variable Insurance Funds. 36/

(a)	Invesco Variable Insurance Funds: Amendment effective December 1, 2004 to Participation Agreement. 37/

(b)	Invesco Variable Insurance Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.[24]

(35)	Invesco: Letter Agreement (Administrative Services) with Invesco Funds dated July 1, 2002. 36/

(36)	Invesco: Shareholder Information Agreement between Oppenheimer Funds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

PIMCO VARIABLE INSURANCE TRUST

(37)

PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC effective July 1, 2002. 27/

(a)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(b)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(c)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

9

(d)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(38)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(39)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

THE TIMOTHY PLAN

(40)	The Timothy Plan: Participation Agreement between The Timothy Plan, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	The Timothy Plan: Amendment effective January 12, 2006 to Participation Agreement. 21/

(41)	Timothy Plan: Administrative Services Agreement between The Timothy Plan and Annuity Investors Life Insurance Company® . 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement. 39/

(42)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007. 39/

WILSHIRE VARIABLE INSURANCE TRUST

(43)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(44)

Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 33/

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(45)

Lincoln Variable Insurance Products Trust: Fund Participation Agreement among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Financial Investments Corporation, and Annuity Investors Life Insurance Company dated as of April 29, 2024.FW

(46)	Lincoln Variable Insurance Products Trust: Administrative Services Agreement between Lincoln National Life Insurance Company and Annuity Investors Life Insurance Company dated as of April 29, 2024.FW

(i)	Not Applicable

(j)	Other Material Contracts

(1)	MassMutual Administrative Services Agreement [40]

(2)	Amendment to MassMutual Administrative Services Agreement [40]

(k)	Opinion and Consent of Counsel dated December 19, 1996. 1/

(l)	Consents of Independent Registered Public Accounting Firms

(i)	Consent of independent registered public accounting firm (KPMG LLP).FW

(ii)	Consent of independent registered public accounting firm (Ernst & Young LLP) FW

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(99)	Powers of Attorney. [40]

(99.1)	Power of Attorney (Muething) [41]

(99.2)	Power of Attorney (Merritt)[42]

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on December 23, 1996.
1A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on November 8, 1995.

10

2/

Incorporated by reference to Pre-Effective Amendment No. 3 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on June 3, 1997.

2B/

Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 27, 2004.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on May 6, 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on May 6, 1998.
3B/	[text intentionally deleted]
4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 29, 1998.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on February 26, 1999.

6/	[text intentionally deleted]
7/	[text intentionally deleted]
8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 26, 1999.

9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 2, 2001.
10/

Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 28, 2003.

11/	[text intentionally deleted]
12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on November 17, 1998.

13/	[text intentionally deleted]
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	[text intentionally deleted]
17/	[text intentionally deleted]
18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1940 Act File No. 811-21095, on March 1, 2005.
19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/

Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2006.

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 22, 2007.

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095, on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about April 29, 2010.

27/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 22, 2011.

28/

Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on or about April 25, 2012.

28A/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about April 23, 2012.

29/

Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on or about April 26, 2012.

30/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 25, 2013.

31/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 25, 2014.

11

32/

Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 28, 2015.

33/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on April 28, 2017.

34/

Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B. 1933 Act File No. 333-51955 (Independence), 1940 act File No. 811-08017 on or about April 27, 2018.

35/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of AIM Variable Insurance Funds, Inc., 1933 Act File No. 33-57340, 1940 Act File No. 811-7452, on February 12, 2002 as Exhibit H75.

36/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300 (Helmsman), 1940 Act File No. 811-21095, on July 26, 2002.

37/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1940 Act File No. 811-07299, on April 29, 2005.
38/

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Navigator), 1940 Act File No. 811-08017, on February 1, 1999.

39/

Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on August 28, 2020.

40/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

41/

Incorporated by reference to Post-Effective Amendment No. 39 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 18, 2022.

42/

Incorporated by reference to Post-Effective Amendment No. 41 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2023

FW/ Filed herewith.

Item 28. Directors and Officers of Annuity Investors Life Insurance Company®

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company.

Name and Principal Business Address	Positions and Offices with the Company
Dominic Blue 1295 State Street, Springfield, MA 01111-001	Director, Chief Executive Officer

Donna Carrelli 191 Rosa Parks Street, Cincinnati, OH 45202	Head of Insurance Operations

Susan Cicco 1295 State Street, Springfield, MA 01111-001	Director

Geoffrey J. Craddock 1295 State Street, Springfield, MA 01111-001	Director

Roger W. Crandall 1295 State Street, Springfield, MA 01111-001	Director, Chairman of the Board

John P. Gruber 191 Rosa Parks Street, Cincinnati, Ohio 45202	Senior Vice President, Secretary, CCO and General Counsel

Paul A. LaPiana 1295 State Street, Springfield, MA 01111-001	Director

Sears A. Merritt 1295 State Street, Springfield, MA 01111-001	Director

Mark F. Muething 191 Rosa Parks Street, Cincinnati, Ohio 45202	Director, President

12

Name and Principal Business Address	Positions and Offices with the Company
Michael J. O’Connor 1295 State Street, Springfield, MA 01111-001	Director

Eric W. Partlan 1295 State Street, Springfield, MA 01111-001	Director, Chief Investment Officer

Brian P. Sponaugle 191 Rosa Parks Street	Senior Vice President & Treasurer

Arthur W. Wallace 1295 State Street, Springfield, MA 01111-001	Director

Elizabeth A. Ward 1295 State Street, Springfield, MA 01111-001	Director and CFO

Item 29. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company is a stock life insurance company incorporated under the laws of the State of Ohio. It is a wholly owned subsidiary of MassMutual Ascend Life Insurance Company (formerly Great American Life Insurance Company), which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

Item 30. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

13

Item 31. Principal Underwriter

(a)

MM Ascend Life Investor Services, LLC (formerly Great American Advisors®, Inc.) is the principal underwriter for the following investment companies (including the Registrant): Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of MM Ascend Life Investor Services, LLC is 191 Rosa Parks Street, 12th Floor, Cincinnati, Ohio 45202.

Name	Position with MM Ascend Life Investor Services, LLC
Mark F. Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 32. Location of Accounts and Records

Omitted

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

14

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 30, 2024.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President and Treasurer
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President and Treasurer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date
/s/ Dominic L. Blue*	Director, Chief Executive Officer (principal executive officer),	April 30, 2024
Dominic L. Blue*

/s/ Susan M. Cicco*	Director	April 30, 2024
Susan M. Cicco*

/s/ Geoffrey J. Craddock*	Director	April 30, 2024
Geoffrey J. Craddock*

/s/ Roger W. Crandall*	Director, Chairman of the Board	April 30, 2024
Roger W. Crandall*

/s/ Paul A. LaPiana*	Director	April 30, 2024
Paul A. LaPiana*

/s/ Sears A. Merritt*	Director	April 30, 2024
Sears A. Merritt

/s/ Mark F. Muething*	Director, President	April 30, 2024
Mark F. Muething

/s/ Michael J. O’Connor*	Director	April 30, 2024
Michael J. O’Connor*

/s/ Eric W. Partlan*	Director	April 30, 2024
Eric W. Partlan*

Signature	Capacity	Date
/s/ Brian P. Sponaugle	Senior Vice President and Treasurer (Principal Accounting Officer)	April 30, 2024
Brian P. Sponaugle

/s/ Arthur W. Wallace*	Director	April 30, 2024
Arthur W. Wallace*

/s/ Elizabeth A. Ward*	Director, Chief Financial Officer	April 30, 2024
Elizabeth A. Ward*

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact April 30, 2024

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

27(h)(45)	Participation Agreement

27(h)(46)	Administrative Services Agreement

27(l)(i)	Consent of KPMG LLP

27(l)(ii)	Consent of Ernst & Young LLP